Registration No. 333-70749
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                        -------------------------------
                                   FORM S-6

                        Post-Effective Amendment No. 4 to
                             Registration Statement
                                      Under
                            SECURITIES ACT OF 1933

                        -------------------------------
                               SEPARATE ACCOUNT VL
                              (Exact Name of Trust)

                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                            2122 York Road, Suite 300
                           Oak Brook, IL 60523-1930
         (Complete Address of Depositor's Principal Executive Offices)

                          ---------------------------



Daniel R. Kohn                                   Copy To:

Vice President, Legal Counsel                    Judith A. Hasenauer
First Variable Life Insurance Company            4401 West Tradewinds Avenue
2122 York Road, Suite 300                        Suite 207
Oak Brook, IL 60523-1930                         Fort Lauderdale, Florida 33308
(630) 684-9270                                   (954) 771-7909
(Name and Address of Agent for Service)


It is proposed that this filing will become effective:
____ immediately upon filing pursuant to paragraph (b) of Rule 485
  X on May 1, 2001 pursuant to paragraph (b)
----
____ 60 days after filing pursuant to paragraph (a)(i)
 ____ on ____ pursuant to paragraph a(i) of Rule 485
     this post-effective amendment designates a new effective date for a ----- previously filed post-effective amendment.


Title and Amount of Securities being Registered:

     An indefinite amount of interests under flexible premium variable life insurance policies.

Approximate Date of Proposed Public Offering:

     As soon as practicable after the effective date of this Registration Statement.

                              CROSS REFERENCE SHEET

Item No. in
Form N-8 B-2                                                     Location
- ------------                                                     --------
1, 2                            CAPTION IN PROSPECTUS COVER, FIRST VARIABLE LIFE INSURANCE COMPANY, THE
                                SEPARATE ACCOUNT

3                               Inapplicable

4                               DISTRIBUTION AND OTHER AGREEMENTS

5, 6                            THE SEPARATE ACCOUNT

7                               Inapplicable

8                               FINANCIAL STATEMENTS

9                               POLICY BENEFITS AND VALUES, Death Benefit, Optional Additional Benefit
                                Riders, Legal Proceedings






10 (a), (b), (c), (d), (e) HIGHLIGHTS, Surrender and Withdrawals, Surrender Withdrawals,
                                Transfers Among Investment Options, Maturity
                                Proceeds, Lapse and Reinstatement, Determination of Account Value, OTHER PROVISIONS OF THE
                                POLICY, THE POLICIES, YOUR INVESTMENT OPTIONS

10 (f)                          Voting Rights, OTHER PROVISIONS OF THE POLICY

10 (g), (h)                     Transfers Among Investment Options

10 (i)                          Mixed and Shared Funding, POLICY BENEFITS AND VALUES, OTHER PROVISIONS OF
                                THE POLICY

11, 12                          THE SEPARATE ACCOUNT, YOUR INVESTMENT OPTIONS; AIM Variable Insurance
                                Funds, Inc.; American Century Variable Portfolios, Inc.; Deutsche Asset
                                Management VIT Funds; Federated Insurance Series; INVESCO Variable
                                      Investment Funds, Inc.; Lord Abbett Series Fund, Inc.; MFS Variable
                                      Insurance Trust; PBHG Insurance Series Funds, Inc.; Seligman Portfolios, Inc.;
                                Templeton Variable Products Series Fund; Fidelity Variable Insurance Products
                                Funds; Variable Investors Series Trust

13                              HIGHLIGHTS, OTHER CHARGES AND DEDUCTIONS (Not Currently Charged),
                                Elimination, Reduction, or Refund of  Charges and  Deductions; Increases
                                in Bonuses

14, 15                          Application and Issuance of a Policy, Free Look Right, Delayed Investment
                                 Allocation Date

16                              Premiums, Allocation of Premiums, Determination of Account Value

17                              Surrenders and Withdrawals, Payment of Proceeds

18                              Our Taxation,  Income Tax Treatment of Policy Benefits, Determination of
                                Account Value, Diversification Requirements, THE SEPARATE ACCOUNT, The
                                Available Options, THE POLICIES, MORE ABOUT CHARGES AND DEDUCTIONS

19                              Reports and Records, ADVERTISING PRACTICES, OTHER PROVISIONS OF THE POLICY

20                              See 10(g) & 10(h)

21                              Regular Loans Interest, Preferred Loans Interest, THE POLICIES

22, 23, 24                      Inapplicable

25                              FIRST VARIABLE LIFE INSURANCE COMPANY

26                              Inapplicable

27                              FIRST VARIABLE LIFE INSURANCE COMPANY






28                              OUR MANAGEMENT

29                              FIRST VARIABLE LIFE INSURANCE COMPANY

30, 31, 32, 33, 34              Inapplicable

35                              State Regulation

36                              Inapplicable

37                              Inapplicable

38, 39, 40, 41 (a)              DISTRIBUTION AND OTHER AGREEMENTS, FIRST VARIABLE LIFE INSURANCE COMPANY

41 (b), 41 (c), 42, 43          Inapplicable

44                              Determination of Account Value

45                              Inapplicable

46                              Surrender and Withdrawals

47, 48, 49, 50                  Inapplicable

51                              POLICY BENEFITS AND VALUES

52                              POLICY BENEFITS AND VALUES; Death Benefit; Death Benefit Options A and B

53 (a)                          FEDERAL TAX MATTERS

53 (b), 54, 55                  Inapplicable

56, 57, 58                      Inapplicable

59                              FINANCIAL STATEMENTS


                                                              May 1, 2001

Prospectus

                           CAPITAL ESTATE BUILDER VUL

                       JOINT SURVIVORSHIP FLEXIBLE PREMIUM
                        VARIABLE LIFE INSURANCE POLICIES
                                    Issued by
                      FIRST VARIABLE LIFE INSURANCE COMPANY



Our Marketing and Executive Office:            Our Variable Service Center:          Or, for express deliveries:
2122 York Road                                 P.O. Box 1317                         4200 University, Suite 200
Oak Brook, IL 60523                            Des Moines, IA 50305-1317             West Des Moines, IA 50266
Automated Information Line:                   (800) 228-1035
(800)-59-FUNDS


The Policy described in this prospectus provides life insurance coverage that is payable upon the death of a Surviving Insured. The Policy also permits you to accumulate Account Value based on the premiums you pay, the charges and expenses of the Policy, and the investment results of the underlying investment options. You have the flexibility to adjust the amount and frequency of premium payments and the level of life insurance provided under the Policy.

You choose the form of death benefit from one of two options. Generally, the death benefit amount is either equal to the Face Amount shown in the Policy (Death Benefit Option A), or an amount equal to the Face Amount plus the Account Value (Death Benefit Option B).

You may allocate your premiums and your Policy's Account Value among the different investment options, to our Fixed Account, or to the investment options available through our segregated asset account called Separate Account VL (the "Separate Account"). The Separate Account invests in selected portfolios of various mutual funds (the "Funds"). The portfolios currently available under the Policy are:



---------------------------------------------------------------------------------------------------------------------
  Mutual Fund               Portfolio                       Mutual Fund                     Portfolio
------------------  -----------------------------  ----------------------------  ------------------------------------
AIM Variable           . V.I. Capital Appreciation            Lord Abbett        . Growth & Income
 Insurance             . V.I. Growth                       Series Fund Inc.
 Funds, Inc.                                                  ("LA")
 ("AIM")
------------------  -----------------------------  ----------------------------  ------------------------------------
American              . V.P. Value                        MFS* Variable         . Investors Growth Stock Series (formerly,
 Century              . V.P. Income & Growth              Insurance Trust            MFS Growth Series)*
 Variable             . V.P. International Growth            ("MFS")            . Investors Trust Series(formerly, MFS Growth
 Portfolios,          . V.P. Ultra                                                   with Income Series)*
  Inc. ("ACS")                                                                  . New Discovery Series*
                                                                                . Total Return Series
                                                                                . Utilities Series
------------------  -----------------------------  ----------------------------  ------------------------------------

Deutsche Asset         . EAFE Index                          Seligman            . Communications & Information (Class 2)





 Management VIT        . Equity 500 Index                Portfolios, Inc.        . Small Cap Value (Class 2)
 Funds ("DAM")         . Small Cap Index                      ("SEL")
------------------  -----------------------------  ----------------------------  ------------------------------------

Federated              . Federated High Income Bond       Franklin Templeton      . Growth Securities
 Insurance                Fund II                         Variable Insurance         (Class 2 shares)
 Series                . Federated Prime Money Fund II    Products Series        . International Securities Fund
("FIS")                . Federated U.S.                   Fund ("VIPT")            (Class 2 shares)
                         Government Securities II                                . Developing Markets Securities
                                                                                     (Class 2 shares)
                                                                                 . Global Health Care Securities
                                                                                     (Class 2 shares)
------------------  -----------------------------  ----------------------------  ------------------------------------

Fidelity               . Contrafund (Service Class           Variable            . Small Cap Growth **
 Variable                2 shares)                       Investors Series        . World Equity**
 Insurance             . Equity Income (Service           Trust ("VIST")         . Growth**
 Products Funds          Class 2 shares                                          . Matrix Equity**
 ( FMR")               . Growth Opportunities                                    . Growth & Income**
                             (Service Class 2 shares)                            . Multiple Strategies**
                            . Growth & Income                                    . High Income Bond**
                             (Service Class 2 shares)                            . U.S. Government Bond**

------------------  -----------------------------  ----------------------------  -------------------------------------
INVESCO Variable       . Dynamics                        PBHG Insurance Series   . Small Cap Growth
Investment Funds,      . Financial Services               Fund, Inc.
Inc. (INVESCO)         . Health Sciences                  ("PBHG")
                       . Real Estate Opportunity

------------------  -----------------------------  ----------------------------  -------------------------------------
                                                               *Initial Class Shares not available for new purchases or transfers.
                                                               **  Not available for new purchases or transfers


We guarantee to keep your policy in force for a minimum period as long as you pay certain Minimum Monthly Premium amounts. The minimum period depends on the Age of the Insured when we issue the Policy, and will be either 5 years or age 70 of the older Insured, whichever occurs later.


This prospectus contains information you should know before investing. Additional information about the Contract and Separate Account is in our Statement of Additional Information (the "Statement"). For a free copy, please write to our Variable Service Center or call the number shown above. The Statement, dated May 1, 2001, has been filed with the Securities and Exchange Commission and is incorporated into this prospectus by reference. The table of contents of the Statement is on page __ of this prospectus.

The Contracts are not bank deposits; are not federally insured; are not endorsed by any bank or government agency; are not guaranteed, and may be subject to loss of principal.

Neither the Securities and Exchange Commission nor any state securities commission approved or disapproved these securities or passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense. This prospectus is accompanied by the current prospectuses of the Funds. All prospectuses should be read and retained for future reference.

We have not authorized any person to give any information not contained in this prospectus (or in any sales literature we have approved.) We do not offer the Contracts everywhere, and this prospectus does not constitute an offer anywhere that it would be unlawful. In certain jurisdictions, various time periods and other terms and conditions may vary from what is described in this prospectus. Any such variations that apply to your Contract will be included in the Contract or a related rider or endorsement.

                                TABLE OF CONTENTS

                                                                                     Page
                                                                                     ----
DEFINITIONS
HIGHLIGHTS
FIRST VARIABLE LIFE INSURANCE COMPANY
THE SEPARATE ACCOUNT
YOUR INVESTMENT OPTIONS
The Available Options
Transfers Among Investment Options
Mixed and Shared Funding
MORE ABOUT CHARGES AND DEDUCTIONS
 Monthly Deductions
 Daily Deductions
 Surrender Charge
Fund Expenses
Other Charges and Deductions (Not Currently Charged)
Elimination, Reduction, or Refund of Charges and Deductions; Increases in
 Bonuses
Purposes of Policy Charges
THE POLICIES
  Application and Issuance of a Policy
Premiums
Allocation of Premiums
 Telephone Transactions
POLICY BENEFITS AND VALUES
 Death Benefit
 Premium Value Bonuses and Cash Value Bonuses





 Optional Additional Benefit Riders
     Estate Protection Rider
     Joint Accidental Death Benefit Rider
     Additional Term Insurance on the Insured(s)
     Other Insured Persons Rider
  Determination of Account Value
  Policy Loans
  Surrender and Withdrawals
  Maturity Proceeds
  Lapse and Reinstatement
  Payment of  Proceeds
  Tax Withholding
  Payout Options
  Right to Exchange for a Fixed Benefit Policy
  Right to Exchange for Two Insurance Policies
OTHER PROVISIONS OF THE POLICY Suicide Exclusion Representations and
  Contestability Misstatement of Age or Sex Owner and Beneficiary Assignments
  Reports and Records Voting Rights Suspension of Payments and Transfers
  Nonparticipation in Our Dividends
DISTRIBUTION AND OTHER AGREEMENTS
OUR MANAGEMENT
FEDERAL TAX MATTERS
  General
  Our Taxation
  Income Tax Treatment of Policy Benefits
     Life Insurance
     Acceleration of Death Benefits
     Modified Endowment Contracts
     Exchanges for Two Policies
     Other Tax Effects of Policy Changes
     Taxation of Pre-Death Distributions from a Policy that is not a Modified
     Endowment Contract Taxation of Pre-Death Distributions from a Policy that is a Modified
      Endowment Contract
  Diversification Requirements
ADVERTISING PRACTICES
LEGAL MATTERS
  State Regulation
  Legal Proceedings
  Counsel
EXPERTS
REGISTRATION STATEMENT
APPENDIX A:  ANNUAL RATES OF RETURN FOR THE SEPARATE ACCOUNT





APPENDIX B:  ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES,
             CASH SURRENDER VALUES AND ACCUMULATED VALUE OF
             PREMIUMS
APPENDIX C:  FINANCIAL STATEMENTS

                                   DEFINITIONS

Business Day - Each day the New York Stock Exchange is open for regular trading. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King Day, Jr., President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day. Each Business Day ends at the close of regular trading for the day on the exchange, which usually is 4:00 p.m. Eastern time.

Insureds - The two people whose lives are insured under the Policies. Death benefits are payable upon the death of the second of the Insureds to die. We call this person the "Surviving Insured."

Joint Age - The joint equivalent age of the Insureds that is used to calculate the costs and benefits under the Policies. We determine the Joint Age on the Policy Date and it increases by 1 on each Policy Anniversary. The Joint Age will vary by the premium rate classes of the Insureds.

Policy Anniversary - An anniversary of the Policy Date.

Policy Date - The date the Policy takes effect, as shown on the Owner's Policy data page. Policy Months and Policy Years are measured from this date.

Policy Month - Each one-month period beginning on the Policy Date and generally on the same day of each month after that.

Policy Quarter - One quarter of a Policy Year. The first Policy Quarter begins on the Policy Date and ends on the last Business Day of the third Policy Month.

Policy Year - Each 12-month period beginning on the Policy Date.

Premium Rate Class - An insurance underwriting risk category that is used to determine certain benefits and charges under a Policy. For example, Monthly Minimum Premiums, cost of insurance charges, and Premium Value bonuses will vary by the premium rate class assigned the Insureds. On the date of this prospectus, we use Preferred, Smoker and Non-Smoker premium rate classes that will differ based on the sex of the Insureds. These classes are further sub- divided into "standard" and "substandard" insurance classes. Charges are generally higher for substandard insurance classes.

                                   HIGHLIGHTS

These highlights discuss certain important aspects of the Policy. The rest of this prospectus explains these and other aspects in greater detail. You should be sure to read the prospectus and the prospectuses of the Funds for more complete information.

How do investment results affect a Policy?

You invest the Account Value under your Policy in one or more of the investment options we offer. Your Account Value increases or decreases by the amount of any positive or negative return it earns in those options. Your Account Value also will decrease by the amount of all charges and deductions we make under your Policy. The Death Benefit we pay under your Policy when the Surviving Insured dies can also vary as a result of the investment results achieved for your Account Value.

Account Value invested in our Separate Account investment options is not guaranteed, and you bear the entire investment risk under those options. Account Value allocated to our Fixed Account, however, is provided with our guarantees of principal and a minimum 4% rate of interest on an annual basis. (Similar guarantees apply to an amount of your Account Value that equals any Policy loans that you take out.)

How much can I (or must I) invest in a Policy?

Payment of the Monthly Minimum Premium amounts specified in the Policy guarantees that the Policy will remain in force for a guarantee period specified in your Policy. The period will be for the later of 5 Policy Years or until the Policy Anniversary on or next following the older insured's age 70.

Planned and unplanned additional premiums may be paid, subject to certain limitations. For example, we will not permit you to pay so much premium that your Policy would fail to meet the definitions of a life insurance contract under the Internal Revenue Code ("Code").

We may accept a payment of an amount that would, however, cause your Policy to be classified as a "modified endowment contract" for tax purposes.

Payment of large amounts of premium (relative to the amount of insurance coverage) during certain periods of time may cause a Policy to be classified as a "modified endowment contract" under section 7702A of the Code. Under current federal income tax law, any pre-death distributions from a modified endowment contract, or "MEC," including loans, assignments, partial withdrawals and surrenders, will be included in your taxable income on an income first basis, and a 10% penalty tax will be imposed on any such income distributed before you attain age 59-1/2.

Will I have access to my Account Value?

You may borrow up to 90% of your Policy's Cash Surrender Value, subject to certain limitations. (Cash Surrender Value is your Account Value less any loan, less any accrued loan interest, and less any applicable Surrender Charges.) You may surrender (i.e., cancel) your Policy at any time and we will pay you the Cash Surrender Value. Subject to certain limits, you also may make a partial withdrawal of your Cash Surrender Value after the first Policy Year.

Do I receive special advantages for holding a Policy over a long term?

Your Policy will be eligible for Premium Value Bonuses and Cash Value bonuses after 8 Policy Years.

We have developed a Premium Value Bonus to provide special value to Policy owners who have paid, and continue to pay, amounts equal to the Monthly Minimum Premium times the number of elapsed Policy months. We will pay the Premium Value Bonuses starting in the 9th Policy Year, based on the amount of premiums you paid that you are not deemed to have withdrawn or borrowed. The amount of a Premium Value Bonus credited each month is based on the premium rate class of the insured persons, the total Monthly Minimum Premium you have paid at that time (and not deemed to have withdrawn or borrowed) and the Premium Value Bonus percentages then in effect. The Premium Value Bonus percentage currently is calculated at an annual rate of 5% of the Policy's Monthly Minimum Premium for Preferred, Non-Smoker and Smoker premium rate classes. We may change the Premium Value Bonus percentage rates at any time, but the annual rate will not be less than 3% for Preferred, Non-Smoker and Smoker standard premium rate classes.

In addition to the Premium Value Bonus, a Cash Value Bonus is also scheduled to be paid monthly starting in the 9th Policy Year, based on your then current Account Value (net of Policy loans and interest thereon) and the Cash Value
Bonus percentage then in effect. The Cash Value Bonus annual percentage currently ranges from .30% for a Policy with Account Value (net of Policy loans and interest thereon) of more than $200,000 at the start of the applicable Policy Year, to 0.20 % if such value is $100,000 up to $200,000, to 0.10% if such value is $25,000 or more (but less than $100,000), to 0% if such value is less than $25,000.

The Cash Value bonus is currently scheduled to increase after the 20th Policy Year to .75% for Policies with an Account Value (net of Policy loans and interest thereon) at the start of the applicable year of more than $200,000, to
 .50% if such value is more than $100,000 (up to $200,000), to .25% if such value is at least $25,000 (but less than $100,000 and 0% if such value is less than $25,000.

Because we do not guarantee any minimum Cash Value percentage, we could terminate or reduce Cash Value Bonuses at any time.

The Premium Value and Cash Value Bonuses will not be paid if your state does not permit them. You should check with your sales representative or call our Variable Service Center to confirm the availability of the bonuses.

What general income tax consequences will I have from owning a Policy?

Under current federal tax law, you generally do not pay income tax on increases in your Account Value unless and until there is a total surrender or partial withdrawal. A complete surrender of the Policy will, and a partial withdrawal may, be included in your gross income to the extent that the distribution exceeds your investment in the Policy. Additional amounts may be taxable if a partial surrender during the first 15 Policy Years results in or is necessitated by a reduction in benefits.

Under current federal tax law, you will generally not pay current income tax on the proceeds from any Policy loan. Interest you pay on the loan generally will not be tax deductible, however.

Special rules are applicable to a surrender, withdrawal, loan or transfer of ownership from a Policy classified as a "modified endowment contract" or "MEC".

Death Benefit Proceeds paid to the Beneficiary under the Policy are generally not subject to federal income tax.

Please review the FEDERAL TAX MATTERS section of this prospectus for additional information. We may make any change in a Policy or take any other action in order to comply with applicable state and federal law, including all tax law requirements for treatment as life insurance.

How much do we pay the Policy's Beneficiary when the Surviving Insured person dies?

Upon the death of the Surviving Insured, we will pay the Death Benefit Proceeds to the Beneficiary. The Death Benefit Proceeds are (1) the amount payable under Death Benefit Option A or B (whichever is in effect), (2) minus any outstanding Policy loans and interest thereon, (3) minus any due and unpaid monthly deductions and charges under your Policy, (4) plus any amounts we owe under the terms of any optional additional benefit riders to your Policy. The Beneficiary may receive the proceeds in a lump sum or in the form of one of our annuity payout options.

What charges and deductions do you make?

The Policy is subject to the following charges and deductions:

Monthly Deductions - composed of the following:

 . administrative charge - currently $10 each Policy Month (which we may increase to not more than $13 per month);
 . policy benefit charge - at an annualized rate of 0.30% of your Policy's Account Value;
 . policy fee - based on the Face Amount of the policy, the sex and premium rate class of the Insureds and the Joint Age on the Policy Date;
 . a cost of insurance charge - based on the sex and premium rate class of the Insureds, the Joint Age, Policy Year and amount of coverage; and
 .  any charges for optional additional benefit riders.

Daily Deductions - the charge currently equals an annual rate of 0.90% (which we may increase to not more than 1.20%) of the daily net assets in each Separate Account investment option.

Surrender Charge - will be assessed upon termination of your Policy during the first 10 Policy Years. The Surrender Charge varies for each Policy Year during this period. The maximum Surrender Charge is 125% of 12 Monthly Minimum Premiums up to a limit, for standard premium rate classes, of $33.75 per $1,000 of Face Amount. A new set of Surrender Charges is established for the 10-year period following an increase in Face Amount.

Fund Expenses - we purchase shares of the Portfolios of the Funds at net asset value, which reflects investment management fees, other operating expenses and any expense reimbursement paid by an investment adviser to the applicable Portfolio. Accordingly, these expenses reduce the return you earn in our related variable investment options. The total annual expenses of the Portfolios as a percentage of average net assets for the year ended December 31, 2000 were:


                   Fund                      Mgmt Fees     12b-1     Other Exp     Total Exp
-------------------------------------------------------------------------------------------------
FIS Prime Money Fund II (4)(5)(8)                 0.50%        none        0.17%       0.67%
VIST U.S. Government Bond                         0.60%        none        1.05%       1.65%
VIST High Income Bond                             0.70%        none        1.48%       2.18%
VIST Matrix Equity                                0.65%        none        0.86%       1.51%
VIST World Equity                                 0.70%        none        1.00%       1.70%
VIST Growth                                       0.70%        none        0.33%       1.03%
VIST Multiple Strategies                          0.70%        none        0.39%       1.09%
VIST Growth & Income                              0.75%        none        0.66%       1.41%
VIST Small Cap Growth                             0.85%        none        0.67%       1.52%
AIM V.I. Growth                                   0.61%        none        0.22%       0.83%
AIM V.I. Capital Appreciation                     0.61%        none        0.21%       0.82%
MFS New Discovery - (initial class) (12)(13)      0.90%        none        0.16%       1.06%
MFS Investors Growth Stock -
  (initial class) (12)(13)                        0.75%        none        0.16%       0.91%
MFS Investors Trust - (initial class) (12)        0.75%        none        0.12%       0.87%
DAM Equity 500 Index                              0.20%        none        0.10%       0.30%
DAM Small Cap Index                               0.35%        none        0.10%       0.45%
Templeton VIPT International Securities (18)      0.67%       0.25%        0.20%       1.12%
Lord Abbett Growth & Income                       0.50%        none        0.52%       1.02%
ACS V.P. Value (1)                                1.00%        none        0.00%       1.00%
MFS New Discovery - (service class)(14)(15)(16)   0.90%       0.20%        0.16%       1.26%
MFS Investors Growth Stock - (service class)      0.75%       0.20%        0.16%       1.11%
  (14)(15)(16)
MFS Investors Trust - (service class)(14)(15)     0.75%       0.20%        0.12%       1.07%
Seligman Communications & Information             0.75%       0.25%        0.12%       1.12%
Fidelity Contrafund (service class)(9)            0.57%       0.25%        0.08%       0.90%





Fidelity Equity-Income (service class)(9)         0.48%       0.25%        0.09%       0.82%
Fidelity Growth Opportunities                     0.58%       0.25%        0.10%       0.93%
  (service class 2) (9)
Tempelton VIPT Growth Securities (18)(19)         0.81%       0.25%        0.06%       1.12%
FIS High Income Bond II (3)(7)                    0.60%        none        0.16%       0.76%
DAM EAFE Index                                    0.45%        none        0.20%       0.65%
ACS V.P. Income & Growth (1)                      0.70%        none        0.00%       0.70%
ACS V.P. International Growth (1)                 1.23%        none        0.00%       1.23%
ACS V.P. Ultra (2)                                1.00%        none        0.00%       1.00%
FIS U.S. Government Securities II (6)(8)          0.60%        none        0.24%       0.84%
Fidelity Growth & Income (9)                      0.48%       0.25%        0.11%       0.84%
Tempelton VIPT Developing Markets Securities (18) 1.25%       0.25%        0.31%       1.81%
Tempelton VIPT Global Health Care (18)(20)        0.57%       0.25%        0.21%       1.03%
INVESCO Dynamics (10)                             0.75%        none        0.34%       1.09%
INVESCO Financial Services (10)                   0.75%        none        0.34%       1.09%
INVESCO Health Sciences (10)                      0.75%        none        0.32%       1.07%
INVESCO Real Estate (10)(11)                      0.90%        none        0.83%       1.73%
MFS Total Return                                  0.75%       0.20%        0.15%       1.10%
MFS Utilities                                     0.75%       0.20%        0.16%       1.11%
PBHG Small Cap Growth                             0.85%        none        0.35%       1.20%
Seligman Small Cap Value (17)                     1.00%       0.19%        0.20%       1.39%



"Total Expenses" for the Portfolios after reimbursement by FVAS for the period ended December 31, 2000, were as follows: VIST Small Cap Growth 1.35%, VIST World Equity 1.20%, VIST Matrix Equity 1.15%, VIST Growth & Income 1.25%, VIST Multiple Strategies 1.08%, VIST High Income Bond 1.20%, VIST U.S. Government Bond 0.85%.

"Total Expenses" for the Portfolios before reimbursement by the relevant Fund's investment advisor, for the period ended December 31, 2000, were as follows:
1.09% for the MFS New Discovery Portfolio - Initial Class; 0.92% for the MFS Investors Growth Stock Portfolio - Initial Class; 1.31% for the PBHG Small Cap Growth Portfolio; 1.29% for the MFS New Discovery Portfolio - Service Class; 0.69% for the DAM Small Cap Index Portfolio; 1.06% for the Templeton VIPT Global Health Care Securities Portfolio; 0.92% for the DAM EAFE Index Portfolio; 5.28% for the INVESCO Real Estate Opportunity Portfolio; 1.12% for the MFS Investors Growth Stock Portfolio - Service Class; 0.92% for the FMR Contrafund Portfolio; 0.95% for the FMR Growth Opportunities Portfolio; 0.34% for the DAM Equity 500 Index Portfolio; 0.85% for the FMR Growth & Income Portfolio; 0.83% for the FMR Equity-Income Portfolio; 1.03% for the LA Growth & Income Portfolio; 1.01% for the FIS High Income Bond Fund II Portfolio - Primary Shares; 1.09% for the FIS U.S. Government Securities II Portfolio; & 0.94% for the FIS Prime Money Fund II Portfolio of average daily net assets.

Footnote 1 - For all American Century portfolios
The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

Footnote 2 - For American Century Ultra Portfolio Expenses as of May 1, 2001.

Footnote 3 - For FIS High Income Bond Fund II Portfolio
Although not contractually obligated to do so, the shareholder services provider waived certain amounts. The total waivers of fund expenses equaled 0.25%.

Footnote 4 - For FIS Prime Money Fund II Portfolio

Although not contractually obligated to do so, the adviser and the shareholder services provider waived certain amounts. The total waivers of fund expenses equaled 0.27%.

Footnote 5 - For FIS Prime Money Fund II Portfolio
The adviser voluntarily waived a portion of its management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.48% for the fiscal year ended December 31, 2000.

Footnote 6 - For FIS U.S. Government Securities II Portfolio
Although not contractually obligated to do so, the shareholder services provider waived certain amounts. The total waivers of fund expenses equaled 0.25%.

Footnote 7 - For FIS High Income Bond Fund II Portfolio
Primary Shares did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2000. The shareholder services provider can terminate this voluntary waiver at any time.

Footnote 8 - For FIS Prime Money Fund II and U.S. Government Securities Portfolios The fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2000. The fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2001.

Footnote 9 - For all FMR portfolios
Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

Footnote 10 - For all INVESCO portfolios
The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.

Footnote 11 - For the INVESCO Real Estate Opportunity Portfolio
Certain expenses of the Fund were voluntarily absorbed by INVESCO pursuant to a commitment to the Fund and INVESCO. This commitment may be changed at any time following the consultation of the Board of Directors. Before absorption, the Fund's other expenses and Total Annual Fund Operating Expenses were 4.38% and 5.28%, respectively, of the Fund's average net assets.

Footnote 12 - For all MFS - Initial Class portfolios
Each series has an expense offset arrangement, which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal:1.05% for MFS New Discovery; 0.90% for MFS Investors Growth Stock; and 0.86% for MFS Investors Trust.

Footnote 13 - For MFS New Discovery - Initial Class and MFS Investors Growth Stock - Initial Class portfolios MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year: 0.15% for MFS New Discovery and 0.15% for MFS Investors Growth Stock. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.

Footnote 14 - For all MFS - Service Class portfolios Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees in support of the sale and distribution of service class shares (those fees are referred to as distribution fees).

Footnote 15 - For all MFS - Service Class portfolios
Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account those expense reductions, and are therefore higher than the actual expense of the series. Had those fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be xxxxxxxx to be:
1.20% for MFS New Discovery; 1.10% for MFS Investors Growth Stock; 1.06% for MFS Investors Trust; 1.00% for MFS Total Return; and 1.10% for Utilities.

Footnote 16 - For MFS New Discovery - Service Class and MFS Investors Growth Stock - Service Class portfolios MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed 0.15% annually. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.

Footnote 17 - For Seligman Small Cap Value portfolio
In 2000, the manager, at its discretion, has voluntarily agreed to reimburse annual expenses other than the management fee. Effective March 1, 2001, the manager, at its discretion, has agreed to reimburse expenses other than management and 12b-1 fees which exceed 0.20%.

Footnote 18 - For all Franklin Templeton VIPT portfolios
The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

Footnote 19 - For Templeton Growth Securities portfolio The Fund administration fee is paid indirectly through the management fee.

Footnote 20 - For Franklin Global Health Care Securities portfolio
The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission.


The purpose of this Table is to assist you in understanding the various costs and expenses that you will bear directly and indirectly. The Table reflects charges and expenses of the Separate Account as well as the Funds. For additional information, see "MORE ABOUT CHARGES AND DEDUCTIONS" on page ____ and the Funds prospectuses that accompany this prospectus.

Other Expenses - we also have the right to begin making the following additional charges under the Policies (which we have decided not to impose for now):

Premium Charge and Premium Tax Charge - currently none, guaranteed not to exceed 5.00% of each Premium Payment you make.

Transaction Fees - currently none, guaranteed not to exceed $25 (a) for each transfer among Investment Options that you make in excess of twelve transfers per Policy Year; (b) for any Policy loan; and (c) for any withdrawal of Cash Surrender Value.

Additional Transaction Charge - currently none, may be imposed for surrenders you make for the benefit of a third party assignee of the Policy pursuant to section 1035 of the Internal Revenue Code. (See "Surrender Charge.")

Tax Charge - currently none, but we reserve the right to impose charges for other taxes that may be payable and are attributable to the Policies in the future.

                      FIRST VARIABLE LIFE INSURANCE COMPANY

We are a stock life insurance company that was organized under Arkansas law in 1968. We engage principally in the business of variable life insurance, variable annuities, and fixed annuities. We hold licenses to sell insurance in 49 states, the District of Columbia and the U.S. Virgin Islands. ILona Financial Group, Inc., formerly known as Irish Life of North America, Inc. ("ILoNA") owns all of our outstanding stock, and Irish Life & Permanent plc. ("Irish Life & Permanent"), in turn, owns all of ILona. Irish Life & Permanent is a leading life and financial services group in Ireland with total assets of over $27 billion as of May 1, 2001.


We have an A (Excellent) rating from A.M. Best Company, an independent firm that analyzes insurance carriers. We also have an A+ rating from Standard and Poor's and an AA- rating from Duff & Phelps Credit Rating Co. on claims paying ability. These ratings only reflect the opinion of the rating company on our relative financial strength, and on our ability to satisfy our obligations under the Policies. The ratings do not reflect the investment performance of the Separate Account, or the degree of risk associated with an investment in the Separate Account.

                              THE SEPARATE ACCOUNT

We authorized the establishment of Separate Account VL (the "Separate Account") under Arkansas law on March 6, 1987; and we have registered the Separate Account with the Securities and Exchange Commission ("SEC") as a unit investment trust-type investment company.

The Separate Account's assets belong to us. However, our other creditors could reach only the amount (if any) in the Separate Account that exceeds the current value of our obligations to policyholders who have chosen a Separate Account investment option.

The Separate Account has several different investment options within it. We invest the assets allocated to each investment option in one Portfolio of the Funds.

We may add other investment options to the Policies that, in turn, may be invested in other Portfolios of the Funds, or in portfolios of other mutual funds. We may restrict these other investment options to customers of specified distributors.

Performance Information

Appendix A to this prospectus sets out the performance record of each portfolio that you can select as an investment option.

                             YOUR INVESTMENT OPTIONS

The Available Options

You may allocate your premium payments and existing Account Value to one or more of our Separate Account investment options and/or to our Fixed Account. The currently available Portfolios for our Separate Account investment options are listed on the cover page of this prospectus. More information, including a discussion of potential risks, appears in the current prospectuses for the Funds, which accompany this prospectus. (The prospectuses for the Funds may also describe other portfolios that are not available under a Policy.) You should read this prospectus and the prospectuses for the Funds carefully before investing in any Separate Account investment option.

The investment objectives and policies of certain Separate Account investment options are similar to the investment objectives and policies of other mutual funds that the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Separate Account investment options may be higher or lower then the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will compare even though the funds have the same advisers.

We may enter into certain arrangements under which we are reimbursed by the Portfolios' advisers, distributors and/or affiliates for the administrative services which we provide to the Portfolios.

We do not guarantee that continued purchase of Portfolio shares will remain appropriate in view of the purposes of the Separate Account. If shares of a Portfolio are no longer available for investment by the Separate Account or if, in our judgment, further investment in the shares should become inappropriate or inadvisable in view of the purpose of the Policies, we may substitute shares of another portfolio or investment vehicle for shares already purchased or to be purchased in the future. We also may, in our discretion, make any Portfolios ineligible for transfers or new investments. No substitution of securities may take place without prior approval of the SEC, to the extent required, and in compliance with requirements the SEC may impose.

We may also combine Separate Account investment options or operate them in any form permitted by law, including a form that allows them to make direct investments.

This prospectus generally describes only the Policy and Separate Account investment options. Because of certain exemptions, interests in our Fixed

Account are not registered under the securities laws, nor have we registered the Fixed Account as an investment company. Accordingly, the protections of the federal securities laws do not apply to our Fixed Account. We will credit your Account Values in the Fixed Account with at least a minimum effective rate of interest per year. We may credit additional amounts of "current" interest in our sole discretion. New premium payments and transfers from the Separate Account or Loan Account to the Fixed Account may each receive different current interest rate(s) than the current interest rate(s) credited to Account Value that has been previously invested in the Fixed Account. We determine current interest rates in advance, and credit interest daily to your Account Value in the Fixed Account.

Transfers Among Investment Options

General Requirements. You may transfer Account Value among investment options by written request or telephone. The minimum amount you may transfer is the lesser of (a) $100 or (b) your entire interest in the applicable investment option. You should mail, fax or express written transfer requests to our Variable Service Center shown on the front cover of this prospectus. You can also request a transfer by phoning 1-800-228-1035.


Transfer requests must clearly specify the amount to be transferred and the investment options affected. All transfer requests made at the same time for Separate Account investment options will be treated as a single request. The transfer will be effective at the prices we next compute after we receive the transfer request at our Variable Service Center.

Unless we consent, transfers from the Fixed Account to other investment options during the first Policy Year cannot total more than 50% of the Fixed Account Value on the Policy Date.

After the first Policy Year, your transfers from the Fixed Account during a Policy Year may not exceed the greater of:

 . 50% of your Fixed Account Value on the immediately preceding Policy Anniversary; or
 . 100% of your Fixed Account Value transferred to other investment options during the immediately preceding Policy Year.

We can impose a transaction fee if you make more than 12 "free" transfers in a Policy Year.

Automatic Transfer Programs - You can participate in automatic transfer arrangements, including dollar cost averaging and asset rebalancing programs. You initiate these programs by making a written or telephone request to our Variable Service Center shown on the front cover of this prospectus. We make the automatic transfers on the last business day of whichever of the following intervals you request: quarterly, semi-annually, annually, monthly (for dollar cost averaging only), or at any other interval that we approve. You may make a request to us, at any time, to have automatic transfers terminated.

Automatic transfers from the Fixed Account are subject to the restrictions described above in General Requirements (except that, for dollar cost averaging only, you can transfer up to 100% of your Fixed Account Value within one Policy Year if you have selected the monthly interval.) Automatic transfers are not subject to any transaction fee and do not count toward the number of "free" transfers. We currently do not charge you for an automatic transaction program, although we reserve the right to do so in the future.

The dollar cost averaging program permits transfers from the FIS Prime Money Fund II investment option or the Fixed Account to other Separate Account investment options on a regularly scheduled basis. Such systematic transfers may prevent investing too much when the price of securities is high or too little when the price is low. There is no guarantee of this, however. Also, since systematic transfers, such as dollar cost averaging, involve continuous investment regardless of fluctuating price levels, you should consider your ability to continue purchases through all phases of the market cycle.

The minimum amount, for each dollar cost averaging transfer, is $100. You must have $1,200 of Account Value in the Prime Money Fund II investment option or the Fixed Account, as applicable, before a "dollar cost averaging" program may begin.

The asset rebalancing program enables you to select the percentage levels of Account Value you wish to maintain in particular investment options. At the intervals you select, we will automatically rebalance your Account Value to maintain the indicated percentages by transfers among the investment options. You must include all of your Account Value allocated to the Separate Account investment options in any asset rebalancing program.

Other investment programs, such as systematic transfers and systematic withdrawals, or other transfers or withdrawals may not work well in concert with the asset rebalancing program. Therefore, you should monitor your use of these programs while the asset rebalancing program is being used. Currently, dollar cost averaging and automatic account rebalancing may not be in effect simultaneously.

Restrictions on Transfers. Generally, you may make an unlimited number of transfers in any Policy Year. Frequent requests to transfer, however, may have a detrimental effect on the value of Portfolio shares held in the Separate Account. We may therefore limit the number of permitted transfers in any Policy Year, or refuse to honor any transfer request for an owner or a group of owners, if:

 . the purchase or redemption of shares of one or more of the Portfolios is to be restricted because of excessive trading; or

 . a specific transfer or group of transfers is deemed to have a detrimental effect on Policy Account Value or Portfolio share prices.

We may also at any time suspend or cancel acceptance of third party transfer requests on behalf of a Policyowner; or restrict the investment options that will be available for such transfers. Notice will be provided to the third party in advance of the restrictions. We will not impose any restrictions, however, if we have received satisfactory evidence that:

 . you have appointed the third party to act on your behalf for all financial affairs; or

 . a court of competent jurisdiction has appointed the third party to act on your behalf.

We also reserve the right at any time and without prior notice to otherwise modify, suspend or terminate the transfer privileges.

Automatic Transfers of Small Accounts. We reserve the right, subject to any applicable law, to transfer Account Value from any investment option, if less than $250, to the investment option with the greatest Account Value.

Mixed and Shared Funding

We buy shares of the Funds for the Separate Account in connection with the Policies, and for allocation to separate accounts funding variable annuity policies and other variable life insurance policies issued by us. The Funds offer shares to other insurance companies and to other separate accounts, either affiliated or unaffiliated with us, for the same purpose. In the future, it may conceivably become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in one or more of the Funds' Portfolios simultaneously, if the interests of variable life insurance and variable annuity policy owners differ. The boards of trustees of the Funds intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, they or the insurance companies should take in response.

                        MORE ABOUT CHARGES AND DEDUCTIONS

Monthly Deductions

On the first day of each Policy Month we make a Monthly Deduction from each Policy's Account Value. We make the deduction from your investment options in proportion to the amount of your Account Value in each (i.e., on a "pro-rata basis") or by any other method you select and we approve.

For example, we will permit you to have deductions first taken from one or more preselected investment options. You may also request deductions to be taken first from the investment option that has the best investment performance over the prior Policy Month.

The Monthly Deductions include the following charges:

Administrative Charge. This charge is currently $10.00 per Policy Month; we guarantee this charge will not exceed $13 per Policy Month. This charge helps compensate us for our expenses in administering the Policies and the Separate Account.

Policy Fee and Policy Benefit Charge. The monthly deduction includes a policy fee and an additional monthly charge for the benefits we provide under the Policies. The policy fee is based on the Face Amount of the Policy, the sex, age and premium rate class of the Insureds. We compute the policy benefit charge as a percentage of the Policy's Account Value on each monthly deduction day. We make this charge at an effective annual rate of 0.30%, which reduces to .15% in years 21 and after if the face Amount is greater than $500,000. This charge helps compensate us for our expenses in administering the Policies and providing benefits under the Policies.

Cost of Insurance. This is a charge for the cost of providing life insurance coverage for the insured person. First we subtract your then current Account Value from your then current Death Benefit; under your Policy. This tells us how many dollars we stand to lose if you were to die at that time. We determine our cost of insurance charge by (a) dividing that dollar amount of risk by
1.003273739 and (b) multiplying the result by the applicable current cost of insurance rate. The cost of insurance rate varies based on the length of time a Policy has been in force and the sex and premium rate class of the Insureds and the Joint Age. We guarantee this charge will not exceed the charge for the same amount of risk based on the mortality table guaranteed in the Policy. For standard risk Insureds, we guarantee the 1980 Commissioner's Standard Ordinary Mortality Tables, Age Last Birthday ("1980 CSO"). These mortality tables differ for male and female insured persons and separate mortality tables may be used for different premium rate classes. The maximum cost of insurance charge for substandard risk Insureds is based on multiples of or additions to the guaranteed standard rates established by the 1980 CSO.

We currently charge lower cost of insurance rates for most ages, although we can at any time raise them to not more than the above-described guaranteed maximums.

In general, the guaranteed cost of insurance rates increase with the Insureds ages. Therefore, the longer you own a Policy, the higher your cost of insurance rate will be. Similarly, non-smokers generally have lower current cost of insurance rates than smokers do, and persons that have other highly favorable health characteristics have lower rates than those that do not. On the other hand, if one or both of the Insureds present particular health, occupational or avocational risks you may pay higher cost of insurance rates and other additional charges for the insurance coverage.

The monthly cost of insurance rates for an increase in Face Amount under your Policy will be based on the amount of the increase in insurance and the sex, age and premium rate classes of the Insureds at the time of the increase.

Optional   Additional  Benefit  Rider  Charges:  We  intend  to  offer  optional additional benefit riders that you may add to the Policy. Your Policy will specify any additional monthly charge for the riders you elect.

Daily Deductions

Each Business Day, we deduct a mortality and expense risk charge that we calculate as a percentage of your Policy's net assets in each Separate Account investment option. The charge, on an annual basis, is currently 0.90% (which we guarantee will not be increased to more than 1.20%.) This charge helps compensate us for assuming mortality and expense risks under the Policies.

Surrender Charge

We may assess a surrender charge if you surrender your Policy during the first 10 Policy Years. This charge partially compensates us for our sales expenses and insurance underwriting expenses.

Surrender Charge Percentage. For each Policy Year, we multiply one year's Monthly Minimum Premium applicable to the initial Face Amount by the surrender charge percentage shown below. We then deduct that amount if you make a full surrender at any time during that Policy Year:

----------------------------------------------------------
  Policy Year       Surrender      Policy      Surrender
                    Charge %        Year       Charge %
----------------------------------------------------------
       1              62.5%           7            80%
----------------------------------------------------------
       2               125%           8            60%
----------------------------------------------------------
       3               125%           9            40%
----------------------------------------------------------
       4               125%          10            20%
----------------------------------------------------------
       5               125%          11+            0%
----------------------------------------------------------
       6               100%
----------------------------------------------------------

Maximum Surrender Charge. The surrender charge will not exceed $33.75 per $1,000 of Face Amount for standard premium rate classes. This per $1,000 limit will not apply if either of the Insureds is in a substandard premium rate class. The Policy states the dollar amount of the maximum surrender charge on the Policy Date. We impose no surrender charge upon a partial decrease in Face Amount, but the full surrender charge will remain in effect for a subsequent surrender.

Surrender Charge for Face Amount Increases: We will establish an additional surrender charge for the 10 year period following any increase in Face Amount that you request. The additional surrender charge will be computed as if the Face Amount increase were being issued in the form of a new Policy, based on the Joint Age and other risk characteristics of the Insureds at the time of the increase.

Upon surrender within the 10-year period, the remaining amount of surrender charges for the Face Amount increase will be deducted, together with any amount of surrender charge that still remains from the initial policy or from any prior Face Amount increases.

Fund Expenses

Our Separate Account purchases shares of the Portfolios of the Funds at net asset value, which reflects investment management fees, other operating expenses and any expense reimbursement paid by an investment adviser to the applicable Portfolio. (See "Highlights - Fund Expenses.")

Other Charges and Deductions (Not Currently Charged)

We do not currently make the charges referred to after the captions "Premium Charge and Premium Tax Charges", "Transaction Fees", "Additional Transaction Charges" and "Tax Charge" in the "Highlights - Other Expenses" segment of this prospectus. We reserve the right to do so, however.

Special Service Fees. We do not charge you for special services, such as additional reports, dollar cost averaging, and asset rebalancing. Although we do not currently intend to do so, we reserve the right to charge you for these special services.

Elimination, Reduction or Refund of Charges and Deductions; Increases in Bonuses

We may eliminate, reduce, or refund any charges and deductions on a Policy when sales of Policies are made to certain individuals or to group and sponsored arrangements. We will do this when we expect savings of sales, administration or other expenses, or in a reduction in the level of risks we expect to assume under the Policies. (This prospectus describes such groups under "Group and Sponsored Arrangements" below.) We determine any such adjustment to charges and deductions after examination of relevant factors such as:

 . the size and type of group, because large numbers of Policies tend to lower our per-Policy expenses;
 . the total amount of premium payments to be received, because certain expenses tend to be a smaller percentage of larger premium payments;
 . any prior or existing relationship we have with the purchaser, because of the likelihood of reduced marketing and implementation expenses;

 . other circumstances, of which we are not presently aware, which could result in reduced expenses; and
 . after a Policy is issued, if we anticipate expenses for later Policy Years that are lower than initially projected.

We also may eliminate, reduce or refund charges and deductions when we issue a Policy to an officer, director, employee or agent of ours or any of our affiliates. We do not, however, guarantee any adjustment in charges and deductions, and any adjustment may vary by group. Based on the same considerations as discussed above, we may also credit higher Policy bonuses than would be otherwise be payable or accelerate the payment of Policy bonuses to members of selected groups.

All adjustments will be made under our uniform administrative rules then in effect. In no event will adjustments to charges, deductions or Policy bonuses be permitted if the adjustment would be unfairly discriminatory to any person.

Group and Sponsored Arrangements. Group arrangements include those in which a trustee, employer, association or similar entity purchases individual Policies covering a group of individuals on a group basis. An example of such an arrangement is a non-tax qualified deferred compensation plan. Sponsored arrangements include those in which an employer, an association or similar entity permits the Company to offer Policies to its employees or members on an individual basis.

Gender-Neutral Policies. The United States Supreme Court has held that certain insurance contracts may not be used to fund certain employee benefit programs where the contracts provided values and benefits that varied with the gender of the insured person. We may therefore offer Policies that do not vary by gender for use in connection with certain employee benefit programs. We recommend that any employer proposing to offer the Policies to employees under a group or sponsored arrangement consult its attorney before doing so.

We may also offer the Policy with provisions and charges that are gender neutral in states where required, and where the "unisex" version of the Policy has been approved. Currently, this is required only in Montana.

Purposes of Policy Charges

We have designed the charges under the Policies to cover, on the whole, our direct and indirect costs of selling, administering and providing benefits under the Policies. These charges are also designed, on the whole, to compensate us for the risks we assume under the Policies. These include mortality risks (such as the risk that insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay); investment risks (such as the risk that adverse investment performance will make it more costly for us to provide the Guaranteed Death Benefit under the Policies or reduce the amount of our asset-based fee revenues below what we anticipate); sales risks (such as the risk that we sell fewer Policies and receive lower net revenue than we expect, thereby depriving us of expected economies of scale); regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable life insurance policies); and expense risks (such as the risk that the costs of administrative services that we must provide will exceed what we currently project).

If, as expected, the charges that we collect from the Policies exceed our total costs in connection with the Policies, we will earn a profit. Otherwise we will incur a loss. We have set the current and maximum rates of certain of our charges with reference to estimates of the amount of specific types of expenses or risks that the Company will incur. In some cases, this prospectus identifies such expenses or risks in the name of the charge: e.g., the administrative charge, cost of insurance charge, and mortality and expense risk charge. However, the fact that any charge bears the name of a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk, or that we may not also be compensated for such expense or risk out of any other charges we may deduct under the terms of the Policies.

                                  THE POLICIES

Application and Issuance of a Policy

If you wish to purchase a Policy, you must submit an application to our Variable Service Center. You select:

 . A Face Amount (minimum of $75,000 on proposed Insureds up to Joint Age 85, and Death Benefit Option A or B; (see "Death Benefit");
 . The amount of planned premium that you intend to pay; and . The investment options to which we will allocate your premium.

We will review an application under our underwriting rules, and we may request additional information or reject the application. We generally will not issue Policies to insure persons older than age 85; nor will we generally issue Policies to employee benefit plans qualified under Section 401 of the Internal Revenue Code. If we decline an application, we will refund any premium payment made.

If we issue the Policy, Monthly Deductions will begin as of the Policy Date. If you make a premium payment with the application, the Policy Date generally will be the date we approve the application. If you instead pay the first premium upon delivery of the Policy, the Policy Date generally will be five days after we issue the Policy.

Under limited circumstances, we may backdate a Policy, upon request, by assigning a Policy Date earlier than the date the application is signed. In that case, even though Monthly Deductions begin earlier, backdating may be advantageous, for example, to obtain a lower cost of insurance rate, based on a lower Joint Age of the insured persons.

"Free Look Right." You have the right to review your Policy during an initial inspection period specified in the Policy and, if dissatisfied, to return it to us or to the agent through whom you purchased it. We will refund the Account Value, any Monthly Deductions, and any other charge we assessed on a Policy that is returned during the permitted period, unless a different amount is required by state law. The "free look" period is typically 10 days from your receipt of a Policy, but may be greater depending on state requirements.

Premiums

Planned Premiums. You may chose, within limits, to pay premiums on a pre-determined schedule. We will provide periodic reminder notices. Failure to make such a payment will not result in termination of your Policy, so long as your Policy has enough Cash Surrender Value to cover the Monthly Deductions as they fall due. Although making planned premium payments will not necessarily assure that your Policy will remain in force, the amounts paid will generally result in greater benefits than if you pay a lower amount of premium.

You may arrange to pay planned premiums by pre-authorized automatic deductions from accounts you maintain at other financial institutions. You may also request to change the amount of your planned premiums by submitting a written request to our Variable Service Center.

Monthly Minimum Premium; Death Benefit Guarantee. Your Policy shows the Monthly Minimum Premium, which varies by Joint Age on the Policy Date, Death Benefit amount (including optional additional benefit riders) and premium rate classes of the insured persons. The Monthly Minimum Premium increases if the Face Amount increases, or if you add other benefits, during the Death Benefit Guarantee Period.

Your Policy will stay in force during the Death Benefit Guarantee period if, as of the first Business Day of the Policy Month, the cumulative amount of premiums paid over the life of your Policy is at least equal to your Policy's Monthly Minimum Premium times the number of elapsed Policy Months. For this purpose, the amount of premium paid is reduced by the sum of any outstanding Policy loans (including accrued interest) and cumulative withdrawals.

The length of the Death Benefit guarantee period begins on the Policy Date and ends on the later of 5 Policy Years or the Policy Anniversary on or next following the older insured's age 70.

We will accrue for later deduction any charges that were due but not taken during the Death Benefit Guarantee Period because of insufficient Account Value. Any due and unpaid Monthly Deductions will be deducted from any Death Benefit proceeds or from any Account Value that becomes available to pay the deduction.

Additional Premiums. You may pay additional premiums at any time during the lifetime of either of the insured persons, subject to three exceptions. First, we will refuse any premium payment that may cause your Policy to no longer be treated as life insurance for tax purposes. Second, we reserve the right to require satisfactory evidence that both of the insured persons are still insurable before we accept any premium payment that would increase the then current Death Benefit under your Policy. Third, we may require that you pay off any Policy loans you have taken (and unpaid interest) prior to accepting any premium payments from you.

If you pay premiums in excess of certain amounts your Policy may be classified as a "modified endowment contract," or "MEC," for federal income tax purposes and this could have adverse tax consequences for you. (See "Federal Tax Matters
- - Income Tax Treatment of Policy Benefits.")

Grace Period. After the end of your Policy's Death Benefit Guarantee Period, your Policy will enter a grace period on the first Business Day of any Policy Month on which your Policy's Cash Surrender Value will not cover the current Monthly Deduction and accrued interest on any outstanding Policy loans you have taken. This also will happen during the Death Benefit Guarantee Period, if you have not paid enough premiums to keep the guarantee in force.

The grace period runs for 61 days from the applicable Business Day. We will send you a notice at your last known address which will show the amount necessary to cover the Monthly Deduction(s) due plus an amount equal to three times the current Monthly Deduction. If you do not pay at least this amount by the end of the grace period, your Policy will end without value.

If a grace period occurs during the Death Benefit Guarantee period, our notice will also show the amount of Monthly Minimum Premiums necessary to revive the Death Benefit Guarantee.

Allocation of Premiums

General. We allocate the premium payments you make (after any deductions) to the investment options you select. We use "Accumulation Units" to keep track of your interest in any Separate Account investment option you select. We determine the number of Accumulation Units credited to a Policy by dividing the amount allocated a Separate Account investment option by the value of the applicable Accumulation Unit next determined after receipt of your premium payment. We calculate Accumulation Unit Values as of the end of each Business Day. Premium payments allocated to the Fixed Account are credited in dollars. Premium payments are generally allocated to the Separate Accounts or the Fixed Account as of the later of the Policy Date or the date we receive your premium.

Delayed Investment Allocation Date. We reserve the right to allocate premium payments to the FIS Prime Money Fund II investment option for an investment delay period before they will be invested (together with any investment gain) in any other investment option(s) you designate. In that case, we would reallocate your Account Value to the investment options you have selected at the end of your Policy's "free look" period. We would measure the investment delay period from the date your Policy is issued from our Variable Service Center and would include up to 5 extra days in addition to the applicable "free look" inspection period to provide time for mail or other delivery of the Policy to you.

If we elect to delay your investment allocation date, your Policy will contain a provision to that effect.

Telephone Transactions

You may initiate various transactions by calling 1-800-228-1035. These are: transfers of Account Value, notification of a change in your address, change of premium allocations among investment options, partial withdrawal requests, Policy loans and systematic withdrawals. You may authorize your representative to make these calls on your behalf.

You may also call 1-800-59-FUNDS for current Accumulation Unit values, current Account Value, and for telephone transfers of Account Value.

If you own a Policy jointly with another owner, unless both owners have advised us to the contrary, we will accept instructions from either one of the joint owners.

We will use reasonable procedures (such as requiring identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction) in order to authenticate instructions communicated by telephone. You will be responsible for any telephone instructions we reasonably believe to be genuine. Therefore, you will bear any losses arising from any errors in the communication of instructions. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable to you for any losses due to dishonored or fraudulent instructions. We may modify or terminate our procedures for telephone transactions at any time.

                           POLICY BENEFITS AND VALUES

Death Benefit

If we receive proof that both of the Insureds have died while the Policy was in force, we would pay the Death Benefit Proceeds to the Beneficiary. You may elect for the Death Benefit Proceeds to be paid in a single sum or under one of our other Payout Options before the death of the Surviving Insured. If no such election is in effect at the death of the Surviving Insured, the Beneficiary may make the election during a 60-day period following our receipt of proof of death. We will hold up payment of the Death Benefit Proceeds in the meantime.

Death Benefit Options A and B
The amount of the Death Benefit depends on whether you have chosen Death Benefit Option A or Death Benefit Option B.

Option A. Under this option, the Death Benefit is the greater of:
---------
 .  the Face Amount; or
 .  the Adjusted Face Amount.

Option B. Under this option, the Death Benefit is the greater of:
---------
 . the Face Amount plus the Account Value; or . the Adjusted Face Amount.
 .
The "Adjusted Face Amount" is:
 . the Account Value as of the date of determination; multiplied by . the applicable minimum death benefit percentage shown in the table below; and
   the result reduced by
 . the amount of death benefit under a Joint Second-to-Die Term Insurance Rider, if any, attached to this Policy.

-------------------------------------------------------------------------------
                              MINIMUM DEATH BENEFIT
-------------------------------------------------------------------------------
      Joint           Percentage of           Joint           Percentage of
       Age            Account Value            Age            Account Value
-------------------------------------------------------------------------------
    40 or less            250
        41                243                  61                 128
        42                236                  62                 126
        43                229                  63                 124
        44                222                  64                 122
        45                215                  65                 120
        46                209                  66                 119
        47                203                  67                 118
        48                197                  68                 117
        49                191                  69                 116
        50                185                  70                 115
        51                178                  71                 113
        52                171                  72                 111
        53                164                  73                 109
        54                157                  74                 107
        55                150               75-90                 105
        56                146                  91                 104
        57                142                  92                 103
        58                138                  93                 102
        59                134                  94                 101
        60                130              95 or older            100
-------------------------------------------------------------------------------

In computing the Death Benefit, we use the Joint Age as of the date of death of the Surviving Insured and the Face Amount, the Account Value, and the death benefit option that are in effect under the Policy as of that same date.

Change in Death Benefit Options and Face Amount. Beginning in the second Policy Year, you may make a written request to our Variable Service Center not more than once each Policy Year to change your Death Benefit option. If we approve a change from Death Benefit Option B to Death Benefit Option A, we will automatically increase the Face Amount of your Policy by an amount equal to the Policy's Account Value. Upon a change from Death Benefit Option A to Death Benefit Option B, we will automatically decrease the Face Amount of your Policy by an amount equal to the Policy's Account Value.

After the first Policy Year, you may also make a written request to our Variable Service Center to increase or decrease your Policy's Face Amount.

We may require evidence of the continued insurability of either or both of the Insureds for a change from Death Benefit Option B to Death Benefit Option A, or for any other change that would increase the Face Amount. We also may restrict any requested increases in the Face Amount to minimums and maximums that vary with the Joint Age and the premium rate classes and ages of the Insureds. If the Face Amount increases during any Death Benefit Guarantee period, the Monthly Minimum Premium also will usually increase for the remainder of the applicable Death Benefit Guarantee Period. The increase in Monthly Minimum Premium would be based on the Joint Age, additional Face Amount, and premium rate classes of the Insureds. The surrender charge and applicable surrender charge period will also increase as a result of an increase in Face Amount, other than an increase due solely to a change in Death Benefit Option. (See "Surrender Charge.")

Any reduction in Face Amount will take effect in the following order:

 . against the most recent increase in Face Amount; then . against the next most recent increases; then . against the initial Face Amount.

We may deny any request to reduce the Face Amount (including reductions resulting from a change of Death Benefit Option A to Death Benefit Option B):

 . if the Death Benefit would be reduced below that required to qualify the Policy as life insurance; or
 . if the Death Benefit would be reduced below the minimum Face Amount shown in the Policy.

A change in Death Benefit Option or Face Amount will take effect on the first Business Day of the Policy Month coinciding with or next following the date we approve the request. For a discussion of possible tax consequences of changing insurance coverage under a Policy, see "Federal Tax Status."

Premium Value Bonuses and Cash Value Bonuses

Subject to approval by your local insurance regulatory authority, a Policy continuously in force for 8 Policy Years will be eligible for monthly Premium Value and Cash Value Bonuses. The bonuses will be allocated monthly to the same investment options in the same manner as then in effect for your premium payments.

The amounts of these bonuses are discussed above under "Highlights.

Our life insurance policies funded through the Separate Account have only been available since January 1998, and we have not yet credited any bonuses.

Optional Additional Benefit Riders

We intend to offer optional additional benefit riders subject to regulatory approval in your local area and to our underwriting and issuance standards. The following descriptions are not complete. For more complete information about the riders and their availability, you should consult your sales representative or request a copy of the form of the rider in which you are interested. Coverage under these riders may increase the Monthly Deduction under the Policy.

Acceleration of Death Benefit Rider - permits you to receive an advance of the Death Benefit when the Surviving Insured has a terminal illness with a life expectancy of less than 12 months (all as defined in the rider).

We compute the maximum amount of advance under a formula set forth in the rider. In no event will we advance more than $500,000, however, and NO advance will be made if both Insureds are living. Amounts advanced under the rider generally will be considered Death Benefits for federal income tax purposes. (See "Federal Tax Matters - Income Tax Treatment of Policy Benefits.") We do not charge for this rider.

Extension of Maturity Date Rider - permits you to request a later Maturity Date beyond age 100 while either of the Insureds is living if the Account Value is at least $2,000. It is included with a Policy at no additional cost. For attained ages beyond Joint Age 95, the Death Benefit will be the Account Value.

Accidental Death Benefit Rider - provides an additional amount specified in the Policy if a specified Insured dies from an accidental injury, as defined in the rider, up to age 70.

Estate Protection Rider - provides additional fixed benefit term life insurance during the first four policy years to protect against automatic inclusion of Policy value in taxable gross estates where the Policy is owned by a trust.

Additional Term Insurance on a Single Insured - provides additional term life insurance coverage on the life of the specified insured person, and for a designated period that you select. The term coverage cannot continue after that insured person reaches his or her age 95. You may convert this term insurance to a permanent plan of life insurance, subject to the conditions listed in the rider, if the insured person has not yet reached his or her age 70. The charges applicable to a single insured person rider will vary, depending on the amount of coverage, age, sex and premium risk class of the insured person.

Additional Joint Term Insurance on the Insureds - provides additional term life insurance for a preselected period, based on the Joint Age of the Insureds. One form is payable upon the death of the second of the Insureds to die. The other form is payable upon the death of the first of the Insureds to die.

Coverage under the second to die term rider may lower the Monthly Minimum Premium requirement from what we would require if you purchased the same amount of coverage under the base Policy. Coverage under the rider, as compared to coverage under the base Policy, may also result in a lower Surrender Charge, a smaller amount of premiums required initially to maintain your Policy's Guaranteed Death Benefit, and lower amounts of those Policy charges that are based on Minimum Premiums and Account Value. However, the amount of any Premium Value Bonus also will be reduced if coverage on the insured persons is taken under the rider instead of the base Policy, and the potential for Cash Value Bonuses may also be reduced unless you pay more than the Monthly Minimum Premiums.

Other Insured Persons Rider - provides fixed benefit term life insurance coverage on the lives of other individuals that you select. The term insurance may be converted to a permanent plan of life insurance, subject to the conditions listed in the rider. If the insured person under this rider is not a member of your family, certain special tax rules will apply, which this prospectus briefly describes in "Federal Tax Matters - Income Tax Treatment of Policy Benefits.

Cost of Living Rider - permits you to purchase additional amounts of insurance based on formulas in the rider and increases in the Consumer Price Index published by the U.S. Department of Labor. The ability to purchase the additional insurance that may be made available is based on the formula described in the rider.

Disability Waiver Benefit Riders. You may elect to purchase either of our disability benefit riders, but not both. The riders provide benefits if the insured person you select becomes totally disabled, as defined under the terms of the applicable rider, before reaching his or her age 60. Our "Waiver of Monthly Deduction" rider waives the Monthly Deductions incurred in connection with the Policy. (The waiver does not, however, include daily deductions against Separate Account assets for the mortality and expense risk charge, which will continue to apply.) Our "Cash Deposit Benefit" rider provides that we will pay a pre-selected monthly benefit amount into your Policy's Account Value. We also will credit these payments toward the Monthly Minimum Premium requirements for the Guaranteed Death Benefit. These riders are only available for a single insured person, and will not provide coverage for both of the Insureds under a Policy.

You may request that we cancel any rider benefits at any time. The cancelled rider, and any charges therefore, will terminate at the end of the Policy Month during which we receive your written request at our Variable Service Center.



Your Account Value under a Policy includes its value in the Separate Account, in the Fixed Account, and in the Loan Account. Your Account Value in a Separate Account investment option at any time equals the number of Accumulation Units you hold in that option multiplied by the then-current value of one such Accumulation Unit. We compute this value in such a way that the investment return on your Account Value in any Separate Account investment option will differ from the total return achieved by the underlying Fund Portfolio only by the amount of the charges and deductions we make under your Policy from that investment option.

Your Account Value in the Fixed Account investment option or in the Loan Account earns fixed rates of interest as described elsewhere in this prospectus. Your Account Value in the Fixed Account will increase by the amount of such interest, but will decrease by the amount of any charges or deductions that we take from that account for your Policy.

Your Account Value in any investment option, or in the Loan Account, will also vary by the amount of transfers we make among those components of Account Value in response to requests that you make, or that we make automatically in connection with any Policy loans that you take and the payment of principal and interest due thereon. Your Account Value in each investment option also will increase by the amount that you direct to that option from your premium payments and will decrease by the amount of any withdrawals that you take from that option.

Policy Loans

We will lend you up to 90% of your Policy's Cash Surrender Value at any time after the initial free-look period. You may request a Policy loan by submitting a request in writing or by telephone to our Variable Service Center shown on the front cover of this prospectus. (See "Telephone Transactions.")

Each loan must be at least $100. We will automatically transfer Account Value equal to the amounts you borrow to your Policy's Loan Account from the other investment options you are then using. We will make the transfer in proportion to the Account Value in each, unless you request a different allocation and we agree. We credit amounts in your Loan Account with interest at a minimum annual rate of 4%.

The interest you must pay us on a Policy loan accrues daily and is payable at the end of each Policy Month. If not paid when due, we will add it as an additional Policy loan on the first Business Day of the next Policy Month.

Unless you request otherwise, loans and loan repayments are attributed to the Separate Account investment options and the Fixed Account in proportion to the Account Value in each. We may disapprove any such request, however. You must designate any loan repayment as such. Otherwise, we will treat the payment as a premium payment.

Regular Loan Interest. For a Regular Loan, we charge interest at a 6% effective annual rate.

Preferred Loan Interest. We charge interest on a Preferred Loan at a 4% effective annual rate. You may qualify for Preferred Loans if your Account Value, less any then outstanding loans and related interest, on any Policy Anniversary is at least $25,000. If so, the maximum you can take as a Preferred Loan that year is 15% of your Account Value, less any then outstanding Policy loans and related interest. If your Policy qualifies for a Preferred Loan on any Policy Anniversary, we will automatically convert at least part of any Regular Loan outstanding to a Preferred Loan. This automatic conversion, however, will be subject to the above-mentioned 15% limit for that Policy year and, therefore, will also reduce the amount of Preferred Loans that otherwise would be available to you for that year. A Preferred Loan will also reduce the amount available as a Regular Loan.

Immediate Loan Repayment. If the loans and related interest under your Policy on the first Business Day of a Policy Month exceed the Account Value less the Surrender Charge, you must make a loan repayment within 61 days after such Business Day. We will send a notice to you or your assignee, if any. The Policy will terminate without value after 61 days, unless you make a sufficient repayment to reduce the Policy loans and interest accrued thereon to not more than the Policy's Account Value less (a) the Surrender Charge and (b) an amount sufficient to continue the Policy in force for 3 months.

Surrender and Withdrawals

Surrender. You may surrender your Policy for its Cash Surrender Value at any time while either of the Insureds is living, by a signed written request conforming to our administrative procedures. We calculate the Cash Surrender Value as of the close of the Business Day when your surrender request is received at our Variable Service Center. The Cash Surrender Value equals your Account Value reduced by any unpaid Policy loans and accrued interest and by any applicable Surrender Charges. You may elect to have all or part of the Cash Surrender Value applied to a payout option. (See "Payout Options.") The election must be in writing, except that we will accept telephone requests that apply to only part of the Cash Surrender Value. Our liability to pay the Death Benefit proceeds ends when you surrender your Policy.

Withdrawals. After the first Policy Year, you may withdraw a portion of the Policy's Cash Surrender Value (minimum $100). This will reduce the Account Value and Death Benefit, generally by the amount withdrawn. If Death Benefit Option A is in effect, a withdrawal also may reduce your Policy's Face Amount by the amount of the withdrawal. We may refuse a requested withdrawal:

 . if the Death Benefit would be reduced below that required to qualify the Policy as a life insurance contract or below the minimum Face Amount specified in the Policy; or
 .  if the remaining Cash Surrender Value would not be at least (a) $1,000 or
    (b) 3 times the most recent Monthly Deduction, whichever is greater.

We will take any withdrawals from your Policy's investment options on a pro-rata basis, unless you make a request in writing in advance for a different method. We reserve the right to approve or disapprove any such request.

Maturity Proceeds

If either of the Insureds is living on the Policy's "Maturity Date" (the Policy anniversary of the Policy Date on which the younger of the Insureds is 100), we will pay the Cash Surrender Value. In such case, the Policy will terminate and we will have no further obligations under it. We will calculate the Cash Surrender Value for this purpose as of the Maturity Date, although we may defer paying such amount to you until you return your Policy to us.

Lapse and Reinstatement

If your Policy lapses following a 61-day grace period, you may still, within 3 years thereafter, request that we reinstate the Policy. You would need to provide us with satisfactory evidence, however, that both of the Insureds are still insurable and pay certain amounts specified in the Policy.

Any reinstatement will be effective on the first Business Day of the first Policy Month that begins on or after we approve reinstatement. The values and terms and conditions of the reinstated Policy will be in accordance with our administrative procedures.

Payment of Proceeds

We ordinarily will pay any Cash Surrender Value, Death Benefit Proceeds, or loan proceeds from the Separate Account investment options, and begin Payout Options funded through Separate Account investment options, within seven days after receipt by our Variable Service Center of a request, or proof of death of the insured persons, and all other required elections and documentation in a form satisfactory to us. However, we may delay payment or transfers from a Separate Account investment option in certain circumstances. (See "Suspension of Payments and Transfers.") We may also delay payment if we contest the Policy. We will pay interest on Death Benefit Proceeds from the date they become payable to the date they are paid in one sum or, if a Payout Option is selected, to the effective date of the option.

Tax Withholding

All distributions from your Policy, or portions thereof, which are included in your gross income are subject to federal income tax withholding. We will withhold federal taxes at the rate of 10% from each distribution. However, you may elect not to have taxes withheld or to have taxes withheld at a different rate.

Payout Options

Payout Options provide a series of payments in lieu of a single sum payment by us. You may elect a Payout Option:
 . for all or part of the Cash Surrender Value payable when you make a withdrawal or surrender the Policy; or
 . for all or part of the Death Benefit Proceeds payable upon death of the Surviving Insured.

You may elect to change a previously elected Payout Option for Death Benefit Proceeds. Any such election or change relating to Death Benefit Proceeds must be made:
 . while either of the Insureds is living; and . by written request to our Variable Service Center.
You may select the following Payout Options or any other Payout Option acceptable to us:

Option A - Life Annuity.  Equal monthly payments during the life of the payee.

Option B - Life Annuity with Period Certain of 120 Months. Equal monthly payments during the lifetime of the payee, but for no less than 120 months.

Option C - Fixed Payments for A Period Certain. Equal monthly payments for any specified period (at least five years but not exceeding thirty years), as selected by you.

Option D - Death Benefit Proceeds Remaining With Us. The Death Benefit Proceeds will remain in our Fixed Account and be credited with interest at an effective annual rate of not less than 4%. The Payee may make full and partial withdrawals at any time with no Surrender Charge.

Each payment under Payment Options A, B, or C will be at least equal to the amounts calculated based on the annuity tables contained in your Policy. If the payee dies during a period certain (Payout Options B or C), any remaining payments will be made to the estate of the Payee. The estate may elect to have the commuted value of the remaining payments paid in a single sum instead. We will determine the commuted value by discounting the remaining payments at our then current interest rate used for commutation.

Tax Impact. Whether a Payout Option is chosen may have tax consequences for you or your Beneficiary. Therefore, you should consult a qualified tax adviser before deciding whether to elect one or more Payout Options.

Right to Exchange for a Fixed Benefit Policy

During the first 24 Policy Months, if your Policy has not lapsed, you have an unconditional right to transfer all of your Account Value in the Separate Account investment option to the Fixed Account without any transaction charge.

Right to Exchange for Two Insurance Policies

If your Policy is issued as a standard or preferred premium rate class, you will be allowed to split your Policy and exchange it for two policies of individual life insurance issued by us or by an affiliate of ours. The Policy's benefits and values will generally be split between the two new policies, except that additional optional benefit riders (other than certain extended death benefit guarantee riders and the extension of maturity date rider) will be deleted.

You may elect to split your Policy only within 180 days after any of the following events:

 . Divorce - starting at the end of a sixty-day waiting period after a divorce between the Insureds is effective.

 . Tax Law Change - the effective date of an amendment to the Code that eliminates a marital deduction used for purposes of computing federal estate and gift taxes.

 . Dissolution or Bankruptcy of Partnership - a partnership in which the Insureds are general partners is dissolved or ordered and adjudged to be bankrupt.

 . Dissolution or Bankruptcy of Closely Held Corporation - a closely held corporation in which the Insureds are officers, directors or shareholders, is dissolved or ordered and adjudged to be bankrupt. (A corporation is not considered "closely held" if it is publicly traded or listed on a regional or national exchange.)

Your right to exchange is not available, however, if:

 . Either of the Insureds is not alive on the date of the exchange, however, no other evidence of insurability is required, or

 . Either of the Insureds is older than the maximum issue age permitted by the Company (or its affiliate) for the new policies; or

 . The Policy is in a Grace Period or receiving benefits from any disability rider on the date of the exchange; or

 . You fail to make the election in writing to our Variable Service Center within the required 180-day period.

Each of the new policies to be issued will be on the life of one of the Insureds. Unless otherwise permitted by us, the new policies will:

 . Be for an initial death benefit amount that does not exceed 50% of the Death Benefit of your Policy on the date of exchange, reduced by 50% of any Indebtedness and by any optional rider benefits then in effect under this Policy;

 . Be a permanent life insurance policy form then available for such exchange, and have an account value that does not exceed 50% of the Cash Surrender Value under your Policy on the date of the exchange, less any amounts used to repay any Indebtedness under your Policy on the date of exchange;

 . Have provisions for suicide exclusion and incontestability that reflect the Policy Date of this Policy; and

 . Have provisions for withdrawal and surrender charge periods that may begin as of the date of the exchange.

No additional transaction charges are imposed for exchanging your Policy.

Unfavorable tax consequences, including recognition of taxable income, may result from exchanging your Policy for two life insurance policies on individual insureds. Therefore, you should consult with a qualified tax adviser before doing so.

                         OTHER PROVISIONS OF THE POLICY

Suicide Exclusion

If suicide of both the Insureds, or of the Surviving Insured, occurs within two years from the Policy Date (or less if required by state law), we will limit the Death Benefit to your Policy's Cash Surrender Value.

Representations and Contestability

Generally, we can challenge the validity of your Policy (or any rider that was in force on the Policy Date) for two years from the Policy Date, based on any misrepresentations made in your application to us. We can challenge an increase in benefits requiring evidence of insurability for two years from the date of the increase. We can challenge a reinstatement of the Policy until that reinstatement has been in force for two years from its effective date. However, the two-year time limits on our right to challenge all or part of the Policy do not apply if either of the insureds dies within the two-year period.

Misstatement of Age or Sex

If any application for benefits under your Policy misstates the age or sex of either of the Insureds, the Death Benefit will be the amount provided by the correct age and sex.

Owner and Beneficiary

Owner. The Policy application names the Policyowner, who in turn may name a new owner. At the death of the owner, his or her estate will become the owner, unless he or she has named a successor owner. Because the owner has the authority to exercise most rights under a Policy, this prospectus generally refers to the owner when it refers to "you" or "your". The owner's rights, as such, terminate when the Surviving Insured dies. If two or more people are named as owners, we will generally assume that one owner has the authority to act for all owners. However, we may require the consent of all owners for certain transactions under the Policy, such as an election to exchange the Policy for two policies.

Beneficiary. The Policy application also names the Beneficiary under the Policy and any contingent Beneficiary. You may change the Beneficiary of the Policy (other than an irrevocably named Beneficiary) at any time before the death of the Surviving Insured. The Beneficiary has no rights under the Policy until the death of the Surviving Insured and must survive that insured person in order to receive the Death Benefit Proceeds. If no named Beneficiary is alive when the Surviving Insured dies, we will pay the proceeds to the owner.

Changes and Assignments. A change of owner or Beneficiary requires a written request satisfactory to us that is dated and signed by all of the owners. The change will take effect on the date it is signed, but is subject to all payments made and actions taken by us under the Policy before we receive the request at our Variable Service Center.

Assignments

The owner may assign (transfer) the owner's rights in a Policy to someone else. An absolute assignment of the Policy designates the assignee as owner and Beneficiary. A collateral assignment of the Policy does not change the owner or Beneficiary, but their rights will be subject to the terms of the assignment. All collateral assignees of record must consent to any full surrender, partial withdrawals, or loans. An assignment requires a written request signed by all of the Policy's owners. An assignment will take effect only when we record it at our Variable Service Center. We have no responsibility for any assignment not submitted for recording; nor for the sufficiency or validity of any assignment.

Unfavorable tax consequences, including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the Beneficiary may result from transferring ownership or making an assignment. Therefore, you should consult with a qualified tax adviser before doing so.

Reports and Records

We will mail to your last known address of record an annual statement showing your Policy's current Account Values, transactions since the last statement,

Policy loan information, and any other information required by federal or state laws or regulations.

We will also send you annual and semi-annual reports containing the financial statements of the Portfolios you are using.

In addition, you will receive statements of significant transactions, such as changes in the Death Benefit, transfers among investment options, premium payments, Policy loans, Policy loan principal, Policy loan repayments, and Policy reinstatement or termination.

Voting Rights

We will vote the shares of the Portfolios held by the Separate Account at regular or special meetings of the Portfolio's shareholders in accordance with instructions received from you and other owners having the voting interest in the affected Portfolio(s). We compute the number of votes that an owner has the right to instruct for a particular Portfolio by dividing the owner's Account Value in that Portfolio by that Portfolio's net asset value per share. We will vote a Portfolio's shares held in our Separate Account for which we do not receive instructions, as well as shares held in our Separate Account that are not attributable to owners in the same proportion as we vote that Portfolio's shares held in the Separate Account for which we have received instructions.

We may disregard voting instructions under limited circumstances prescribed by SEC rule. We will include a summary of any such action and the reasons for it in the next semiannual report to owners.

Suspension of Payments and Transfers

Under certain circumstances, we may suspend or postpone transactions that pertain to a Separate Account investment option under your Policy. These include payment of Death Benefit Proceeds or Maturity Value, payment for surrenders, withdrawals and Policy loans, or transfers for any period when:

 .  the New York Stock Exchange is closed for regular  trading;

 .  regular trading on the New York Stock Exchange is restricted by the SEC;

 . an emergency exists as a result of which disposition of securities held in the applicable Separate Account investment option is not reasonably practicable or it is not reasonably practicable to determine the value of such option's net assets; or

 .  the SEC, by order, permits such suspension during any other period.

We also may defer payment for a surrender, withdrawal or Policy loan, or transfer from the Fixed Account, for the period permitted by law but not for more than six months after we receive your written request. We will pay interest to the extent provided under state insurance law on payments that are delayed.

Also, we may defer payment of any amount attributable to a check you have given us in order to allow a reasonable time (not to exceed 15 days) for the check to clear the banking system.

Nonparticipation in Our Dividends

The Policies are "nonparticipating". This means that they do not participate in (or receive) any dividend we pay or distribution of our surplus.

                        DISTRIBUTION AND OTHER AGREEMENTS

First Variable Capital Services, Inc. ("FVCS"), 2122 York Road, Oak Brook, Illinois 60523, acts as distributor of the Policies. FVCS, our wholly owned subsidiary, was incorporated in Arkansas on July 26, 1991. It is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. FVCS offers the Policies on a continuous basis.

FVCS and we have agreements with various broker/dealers under which their registered representatives, who are also licensed insurance agents, will sell the Policies. The commissions payable to a broker/dealer for sales of a Policy may vary with the sales agreement. However, we do not expect that, on an aggregate basis, they will exceed 100% of the amount of premiums paid in the first Policy Year up to 12 Monthly Minimum Premiums, plus 4% of additional first year premium payments, plus 3.5% of all premiums received in Policy Years 2 through 5. Broker/Dealers may receive annual "trail commission" equivalent to 0.30% of a Policy's Account Value beginning in Policy Year 6, as well as expense allowances, wholesaler fees, bonuses and training fees.

FVCS and we may permit specific broker/dealers to sell versions of the Policies that contain specific investment options that are not available through other broker/dealers. FVCS and we may pay a different level of compensation for sales of different versions of the Policies.

Under a Services Agreement with FVCS, we perform insurance underwriting, issuance and other administrative services for our variable life insurance policies, including the Policies.

The Company serves as the custodian of the assets of the Separate Account.

                                 OUR MANAGEMENT

Here is a list of our directors and executive officers and their principal business experience during the past five years. Unless otherwise noted, our directors are located at 2211 York Road, Suite 202, Oak Brook, Illinois 60523 and all our executive officers are located at 2122 York Road, Suite 300, Oak Brook, Illinois 60523.

Directors
Ronald M. Butkiewicz - Chairman and Chairman, ILona Financial Group, Inc.

Michael J. Corey - 401 East Host Drive. Lake Geneva, WI 53147. He is the Senior Partner-Global Services Practice Leader, LAI World Wide - Prior to 1999 he was a Managing Director, Insurance/Professional Services Practice Group and President, CSG International Inc.

Norman A. Fair - He is the Vice President, Treasurer, & Asst. Sec., ILona Financial Group, Inc. He is also Secretary of First Variable Life Insurance Company.

Michael R. Ferrari - Texas Christian University, P.O. Box 297080, Ft. Worth, TX 76129-2800 - He is the Chancellor, Texas Christian University; and prior to July 1998, he was the President of Drake University.

Michael L. Kaster - Vice President from June 1998 to April, 2000; Director at Allstate Insurance. Prior to June 1998 he was Vice President and Chief Actuary at Standard Life of Indiana.

Shane W. Gleeson - He is the President, ILona Financial Group, Inc.; prior to January, 2000, he was the Executive Vice President of ILona Financial Group, Inc.; and prior to December 1997, he was the President, Interstate Assurance Company.

Jeff S. Liebmann, Esq., 1301 Avenue of the Americas New York, NY 10019 - He is a partner of Dewey, Ballantine.

Kenneth R. Meyer, 200 South Wacker Dr., Suite 2100, Chicago, IL 60606 - He is a Managing Director, Lincoln Capital Management Co.

Philip R. O'Connor, 111 West Washington, Suite 1247 Chicago, IL 60602 - He is the President of NEV Midwest, LLC and prior to April 1998, he was a Principal of Coopers & Lybrand LLP/Palmer Bellevue Corp.

President & Director Thomas F. Streiff - President. Prior to May 2000 he was the President and CEO of Talbot Financial Services.

Other Executive Officers

Christopher S. Harden, Vice President & Treasurer - Prior to April, 1998 he was the First Vice President and Chief Accounting Officer, COVA Financial Services Life Insurance Company.

William M. White, Vice President & Chief Actuary. He is also Vice President and Actuary of Interstate Assurance since 1989.

                               FEDERAL TAX MATTERS

General

BECAUSE OF THE COMPLEXITY OF THE LAW AND BECAUSE TAX RESULTS WILL VARY ACCORDING TO YOUR IDENTITY AND STATUS, YOU SHOULD SEEK INDIVIDUALIZED LEGAL AND TAX ADVICE BEFORE PURCHASING OR TAKING ANY ACTION UNDER A POLICY.

We cannot provide a comprehensive description of the federal income tax consequences regarding the Policies in this prospectus, and special tax rules may apply that we have not discussed herein. Nor does this discussion address any applicable state, local, gift, inheritance, estate, and foreign or other tax laws. This discussion assumes that you, the Policy's owner, are a natural person and a U.S. citizen and resident. Finally, we would caution that the law and the related regulations and interpretations on which we base our tax analysis can change, and such changes can be retroactive.

Our Taxation

Under current federal income tax law, the operations of the Separate Account and the Fixed Account do not require us to pay any tax. Thus, we currently impose no charge for our federal income taxes. However, we may decide to charge the Separate Account or Fixed Account for our federal income taxes, if there are changes in federal tax law.

We may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and, accordingly, we do not currently impose a charge for them. If they increase, however, we may impose a charge for such taxes attributable to the Separate Account and/or Fixed Account.

Income Tax Treatment of Policy Benefits

Life Insurance. Section 7702 of the Internal Revenue Code provides that if certain tests are met, your Policy will qualify as a life insurance contract for federal tax purposes. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. Also, the owner of a life insurance contract is generally not taxed on increases in the account value until withdrawn or surrendered.

Section 7702 limits the amount of premiums that may be invested in a life insurance contract and requires certain minimum amounts of life insurance coverage, relative to the account value. We will monitor compliance with these tests. Although we believe that the Policies are in compliance with the tests, the manner in which the tests should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by section 7702. In the absence of final regulations or other guidance issued under section 7702, there is necessarily some uncertainty whether the Policies will meet the Code's definition of a life insurance contract.

Acceleration of Death Benefits Rider. Similarly, we believe that accelerated death benefit payments, if permitted under your Policies because of the terminal illness of either of the Insureds, in most cases will not constitute taxable income for you. Such payments may be taxable income to you, however, if:

 .  you are not an insured person; and

 . you have an insurable interest in either of the insured persons' lives because that insured person is a director, officer or employee of yours or is otherwise financially interested in any trade or business carried on by you.

Modified Endowment Contracts. The Code contains provisions affecting certain life insurance policies that the Code refers to as "modified endowment contracts."

Modified endowment contracts result when cumulative premiums paid under a Policy at any time during the first seven Policy Years exceed the sum of the premiums that would have been paid by then if the Policy provided for paid up future benefits after the payment of seven level annual premiums ("seven-pay test"). The amount of premiums payable under the seven-pay test is calculated based upon certain assumptions regarding the policy's earnings and the use of a reasonable mortality charge. Riders to a Policy are considered part of the Policy for purposes of applying the seven-pay test.

Whenever there is a "material change" under a Policy, the Policy generally will be:

 . treated as a new Policy for purposes of determining whether it is a modified endowment contract; and
 .  subjected to a new seven-pay test.

The Policy would become a modified endowment contract if, at the time of the material change or at any time during the next seven years, it failed to satisfy such new seven-pay test. A material change for these purposes could result from a change in death benefit option, election of additional rider benefits, an increase in a Policy's Face Amount, and certain other changes.

If a Policy's benefits are reduced during the first seven Policy years (or within seven years after a material change), the seven-pay premium limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, any decrease in Face Amount that you request or, in some cases, a partial withdrawal or termination or reduction of benefits under a rider.) If you have already paid (or subsequently pay) more premiums than permitted by the recalculated seven-pay limit, your Policy will become a modified endowment contract.

Any Policy that you acquire in exchange for another life insurance policy that is a modified endowment contract will also be a modified endowment contract. However, an exchange under Section 1035 of the Code of a life insurance policy entered into before June 21, 1988 will not make the new policy a modified endowment contract if you pay no additional premiums and there is no benefit increase as a result of the exchange.

Exchanges for Two Policies. An exchange of a Policy for two new policies ("Policy Split") may have adverse tax consequences, including, but not limited to, the recognition of taxable income for any gain in the Policy at that time.

Other Tax Effects of Policy Changes. Changes made to your Policy (for example, a decrease in benefits or a lapse or reinstatement of a Policy) may have other tax effects. These include impacting the maximum amount of premiums you can pay under the Policy, as well as the maximum amount of Account Value you can maintain under the Policy.

Taxation of Pre-Death Distributions from a Policy that is not a Modified Endowment Contract ("MEC"). As long as a Policy remains in force as a non-modified endowment contract, you will not pay current income tax on the proceeds from any Policy loan. Interest you pay on the loan generally will not be tax deductible, however.

After the first 15 Policy Years, you will not pay current federal income tax on any partial withdrawals you make, except to the extent such withdrawals exceed your "investment" in the Policy. (The "investment" generally will equal the premiums you have paid, less the amount of any previous distributions from your Policy that were not taxable.) During the first 15 Policy Years, you could have to pay federal income tax on certain withdrawals that reduce the Death Benefit, to the extent that your Policy's Account Value exceeds your investment in the Policy.

On the Maturity Date or upon full surrender, any excess of proceeds (including amounts we use to discharge any Policy loan and accrued loan interest) over your investment in the Policy, will constitute taxable income to you for federal income tax purposes. In addition, if your Policy terminates after a grace period while you have a Policy loan outstanding, the cancellation of such loan and accrued loan interest will be treated as a distribution and could be subject to tax under the above rules. Finally, if you assign or transfer rights or benefits under your Policy, you may be deemed to have received a distribution from the Policy, all or part of which may be taxable.

Taxation of Pre-Death Distributions from a Policy that is a Modified Endowment Contract. If your Policy falls within the definition of a modified endowment contract, the following rules will apply to pre-death distributions:

 . You must include distributions, such as withdrawals, in your gross income subject to federal tax, to the extent the Account Value of the Policy exceeds your investment in the Policy. Any additional amounts you receive, other than Policy loans, will not constitute currently taxable income, but will reduce your investment in the Policy.

 . Policy Loans, including any increase in the amount of the loan to pay interest, also constitute distributions to you for these purposes. Your investment in the Policy, however, will increase by the amount of any loan included in your gross income.

 . If your Policy terminates after a grace period while there is a Policy loan, the cancellation of such loan and accrued loan interest will also constitute a distribution to you for these purposes to the extent not previously treated as such.

 . On the Maturity Date or upon a full surrender, any excess of the proceeds (including any amounts we use to discharge any loan and accrued loan interest) over your investment in the Policy, will also constitute a distribution to you for these purposes.

 . A change of ownership or Policy assignment also can constitute a distribution for these purposes. For example, a collateral assignment will subject any gain in the Policy to taxation.

For purposes of determining the amount of any distribution that is included in gross income, you must treat all modified endowment contracts that we or our affiliates issue to you during any calendar year as a single modified endowment contract.


The taxable amount of any distribution from a Policy that is a modified endowment contract also will incur an additional penalty tax equal to 10% of such taxable amount unless the distribution:

 .  is made on or after you attain age 59 1/2;

 .  results from your becoming disabled (as defined in the Code); or

 . forms part of a series of substantially equal periodic payments made no less frequently than annually for your life (or life expectancy) or for the joint lives (or life expectancies) of the owner or the Beneficiary.

The Monthly Deductions under a modified endowment contract attributable to any Other Insured Person Rider for a person who is not a member of your family may constitute distributions from your policy for tax purposes. However, the Beneficiary of this rider should not have to pay federal income tax on any benefit received.

Distributions that occur during a Policy Year in which a Policy becomes a modified endowment contract and during any subsequent Policy Years, will be taxed as described in the preceding paragraphs. In addition, any distributions from a Policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Diversification Requirements

The Internal Revenue Code provides that a variable life insurance policy will not be treated as a life insurance contract under the Code for any period (and any subsequent period) for which the related investments are not adequately diversified. We intend that all Portfolios of the Funds in which your Policy may invest will comply with the diversification requirements. If your Policy did not qualify as life insurance, you would be subject to immediate taxation on the increases in your Policy's Account Value, plus the cost of insurance protection under your Policy and the death benefit proceeds would lose their income tax free status. This treatment would apply for the period of non- compliance and subsequently, unless and until we are able to settle the matter with the Internal Revenue Service. We have no legal obligation to seek or agree to any such settlement, however.

The amount of investment control which you may exercise under a Policy differs in some respects from the situation addressed in published rulings issued by the Internal Revenue Service in which it held that variable life insurance policy owners were not deemed, for federal income tax purposes, to own the related assets held in a separate account by the issuing insurance company. It is possible that these differences, such as your ability to transfer among investment choices or the number and type of investment choices available, would cause you to be taxed as if you were the owner of the Portfolio shares that are attributable to your Policy. In that case, you would be liable for income tax on an allocable portion of any current income and gains realized by the Separate Account, even though you have received no distribution of those amounts.

In the event any forthcoming guidance or ruling by federal income tax authorities sets forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may result in your being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, we reserve the right to modify your Policy in an attempt to maintain its intended tax treatment.

                              ADVERTISING PRACTICES

We may from time to time receive endorsements of the Policies from professional organizations. We may use these in advertisements or sales material for the Policies. We may also pay the professional organization for the use of its customer or mailing lists in order to distribute promotional materials regarding the Policies. An endorsement does not necessarily indicate the performance or results that you may obtain.

From time to time, articles discussing the Separate Account's investment experience, performance rankings and other characteristics may appear in national publications. Some or all of these publishers or ranking services (including, but not limited to, Lipper Analytical Services Inc. and Morningstar,

Inc.) may publish their own rankings or performance reviews of variable contract separate accounts, including the Separate Account. We may use reprints or references to reprints of such articles or rankings as sales literature or advertising material. We may also use rankings that indicate the names of other variable policy separate accounts and their investment experience.

We, the Funds, or other parties may develop articles and releases about the following matters in relation to the Separate Account, the Funds or individual
Portfolios: asset levels, and sales volumes, statistics and analyses of industry sales volume and asset levels, or other characteristics. Our promotional material for the Policies and Separate Accounts can refer to, or be a reprint of, such articles and releases. Such literature may refer to personnel of an adviser or sub-adviser who have investment management responsibility, and their investment style. The reference may allude to or include excerpts from articles appearing in the media.

The advertising and sales literature for the Policies and the Separate Account may refer to historical, current and prospective economic trends. In addition, we may publish advertising and sales literature concerning topics of general investor interest for the benefit of registered representatives and prospective purchasers of Policies. These materials may include, but are not limited to, discussions of college planning, retirement planning, and reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

                                  LEGAL MATTERS

State Regulation

We are subject to the insurance laws of Arkansas and to regulation by the Arkansas Insurance Department. The National Association of Insurance Commissioners periodically examines our operations. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we may operate. As a result, various time periods and other terms and conditions described in this prospectus may vary depending on where you reside. We will reflect any applicable variations in your Policy and riders, or related endorsements.

Legal Proceedings

There are no material pending legal proceedings to which the Separate Account, FVCS or we are a party.

Counsel

Our Legal Department has reviewed legal matters in connection with the Policies. Blazzard, Grodd & Hasenauer, P.C. of Westport, Connecticut and Fort Lauderdale, Florida has advised us on certain matters relating to the federal securities and tax laws.

                                     EXPERTS

The consolidated balance sheets of First Variable Life Insurance Company and subsidiaries as of December 31, 2000 and 1999 and the related consolidated statements of income, changes in stockholder's equity, and cash flows for the years then ended, and the statement of assets and liabilities of First Variable Life Insurance Company - Separate Account VL at December 31, 2000, and the statements of operations and changes in net assets for each of the periods indicated in the two years then ended, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The consolidated statements of operations, changes in stockholder's equity, and cash flows for the year ended December 31, 1998 of First Variable Life Insurance Company, and the statements of operations and changes in net assets for the year ended December 31, 1998 of First Variable Life Insurance Company-Separate Account VL appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

                             REGISTRATION STATEMENT

We have filed a registration statement with the SEC under the Securities Act of 1933. This prospectus omits certain information contained in the Registration Statement. You can obtain copies of such additional information from the SEC upon payment of the prescribed fee.

                                  APPENDIX: A

       ANNUAL RATES OF RETURN FOR THE SEPARATE ACCOUNT INVESTMENT OPTIONS

The following tables show performance information for the Separate Account investment options for periods ending December 31, 2000. Table A-1 assumes that each option had been in operation for the same period as its corresponding Portfolio. Both tables reflect the total of the income generated by the Portfolio shown, less total Portfolio operating expenses, plus or minus realized or unrealized capital gains and losses, and less the deductions for the Policies' current mortality and expense risk charge (.90% per annum).

The tables do not reflect several significant charges that will apply to your

Policy: a policy benefit charge (0.30% per annum), an administrative charge (currently $10 per month), cost of insurance and additional benefit rider charges, and the surrender charge. If these charges were reflected, the total return figures shown would be lower. For an example of the effect of the deduction of the surrender charge, compare the "Cash Surrender Value" to the corresponding "Account Value" in the hypothetical illustrations on pages ___ to
___.

TABLE A-1

Performance - Mutual Fund Inception Dates - non-standard
                                                       1 Year      3 Year       5 Year        10 year     inception
VIST Small Cap Growth (5/4/95)                             (15.94)       13.14       12.89         n/a        16.52
VIST World Equity (6/10/88)                                -6.85%       14.34%      12.77%      11.56%        9.01%
VIST Growth (5/1/87)                                       (15.49)       14.27       18.04       15.03        14.14
VIST Matrix Equity (6/16/88)                               (14.50)        5.15        7.89       11.13        10.83
VIST Growth & Income (5/31/95)                               7.86         8.19       12.43         n/a        13.44
VIST Multiple Strategies (5/5/87)                          (13.40)       12.11       14.92       13.21        11.27
VIST High Income Bond (6/1/87)                            -12.24%       -3.29%       2.90%       7.56%        6.67%
VIST U.S. Government Bond (5/27/87)                         10.07         4.56        4.72        6.52         6.95
FIS Prime Money Fund II (11/94)                              5.02         4.24        4.09        3.61         4.44
FIS High Income Bond II (3/1/94)                            (9.92)       (2.39)       3.56         n/a         4.61
AIM Capital Appreciation (5/5/93)                          (11.77)       14.51       14.55         n/a        16.47
AIM Growth (5/5/93)                                        (21.30)       12.08       15.76         n/a        15.23
ACS V.P. Value (5/1/96)                                     17.19         6.19         n/a         n/a        11.69
DAM Equity 500 Index (10/1/97)                             (10.10)       11.14         n/a         n/a        10.81
DAM Small Cap Index (8/25/97)                               (4.76)        3.26         n/a         n/a         5.51
DAM EAFE Index (5/00)                                      (17.56)        8.05         n/a         n/a         4.88
VIPT International Securities Fund (5/1/97)                 (3.27)        8.58       12.21         n/a        12.16
LA Growth & Income (12/11/89)                              14.83        14.22       16.92       16.81        15.29
MFS New Discovery (initial class) (5/1/98)                 -2.86%          n/a         n/a         n/a       22.09%
MFS Investors Growth Stock (initial class)(5/1/99)         -7.00%          n/a         n/a         n/a       16.93%
MFS Investors Trust (initial class) (10/9/95)              -1.04%        8.33%      15.15%         n/a       15.83%
MFS New Discovery (service class) (5/00)                    (2.95)         n/a         n/a         n/a        22.06
MFS Investors Growth Stock (service class) (5/00)           (7.14)         n/a         n/a         n/a        16.87
MFS Investors Trust (service class) (5/00)                  (1.19)        8.28       15.12         n/a        15.80
SEL Communications & Info (10/4/94)                           n/a          n/a         n/a         n/a       (45.30)
FMR Contrafund (1/3/95)                                     (7.73)       13.65       16.82         n/a        20.24
FMR Equity-Income (10/9/86)                                  7.23         7.72       12.50       16.40        12.45
FMR Growth Opps (1/3/95)                                   (18.17)        1.48        9.62         n/a        13.03
VIPT Growth Securities (5/00)                                0.57         9.24       12.06         n/a        10.93
ACS Income and Growth (10/31/97)                           (11.59)        9.25         n/a         n/a        11.31
ACS International Growth (5/31/94)                         (17.80)       16.52       16.10         n/a        12.67
ACS Ultra (n/a)                                               n/a          n/a         n/a         n/a          n/a
FIS U.S. Govt. Securities II (3/94)                        10.00         4.93        5.12         n/a         5.21
Fidelity VIP Growth & Income (12/31/96)                     (4.78)        9.72         n/a         n/a        13.97
VIPT Developing Markets (3/4/96)              (2),(3)      (33.01)       (7.28)        n/a         n/a       (12.68)
VIPT Global Health Care (5/1/98)                            71.16          n/a         n/a         n/a        20.71
INVESCO Dynamics (8/97)                                     (4.52)       20.47         n/a         n/a        19.21
INVESCO Financial Services (9/99)                           23.83          n/a         n/a         n/a        28.04
INVESCO Health Sciences (5/97)                              29.57        24.08         n/a         n/a        22.76
INVESCO Real Estate Opps (4/98)                             27.66          n/a         n/a         n/a         2.06
MFS Total Return (5/1/00)                    (4)           14.87         9.32       12.26         n/a        14.52
MFS Utilities (5/1/00)                       (4)            6.10        17.28       19.91         n/a        22.03
PBHG Small Cap Growth (n/a)                                  n/a          n/a         n/a         n/a          n/a
SEL Small Cap Value (5/1/98)                  (1)           32.03          n/a         n/a         n/a        15.22

TABLE A-2

Standard Performance - Separate Account Inception Dates
                                                   1 Year      3 Year       5 Year      10 year     inception    inception date
VIST Small Cap Growth                             (15.94)       13.14         n/a         n/a       15.89%      Mar-97
VIST World Equity                                 -6.85%       14.34%         n/a         n/a       14.46%      Mar-97
VIST Growth                                       (15.49)       14.27         n/a         n/a       17.87%      Mar-97
VIST Matrix Equity                                (14.50)        5.15         n/a         n/a        9.93%      Mar-97
VIST Growth & Income                                7.86         8.19         n/a         n/a       12.67%      Mar-97
VIST Multiple Strategies                          (13.40)       12.11         n/a         n/a       15.59%      Mar-97
VIST High Income Bond                            -12.24%       -3.29%         n/a         n/a        0.06%      Mar-97
VIST U.S. Gov't Bond                               10.07         4.56         n/a         n/a        6.10%      Mar-97
FIS Prime Money Fund II                             5.02         4.24         n/a         n/a        4.20%      Mar-97
FIS High Income Bond II                              n/a          n/a         n/a         n/a       -9.80%      May-00
AIM Cap. Appreciation                             (11.77)         n/a         n/a         n/a       13.43%      May-99
AIM Growth                                        (21.30)         n/a         n/a         n/a       -0.54%      May-99
ACS Value                                          17.19          n/a         n/a         n/a        3.96%      May-99
DAM Equity 500 Index                              (10.10)         n/a         n/a         n/a       -0.60%      May-99
DAM Small Cap Index                                (4.76)         n/a         n/a         n/a        6.58%      May-99
DAM EAFE Index                                       n/a          n/a         n/a         n/a      -16.79%      May-00
VIPT Int'l Securities Fund                         (3.27)         n/a         n/a         n/a        5.08%      May-99
LA Growth & Income                                 14.83          n/a         n/a         n/a       11.94%      May-99
MFS New Discovery (initial class)                 -2.86%          n/a         n/a         n/a       31.89%      May-99
MFS Growth (initial class)                        -7.00%          n/a         n/a         n/a       16.68%      May-99
MFS Growth & Income (initial class)               -1.04%          n/a         n/a         n/a        0.67%      May-99
MFS New Discovery (service class)                    n/a          n/a         n/a         n/a       -6.43%      May-00
MFS Investors Growth Stock(service class)            n/a          n/a         n/a         n/a      -13.99%      May-00
MFS Investors Trust (service class)                  n/a          n/a         n/a         n/a       -0.32%      May-00
SEL Communications & Info                            n/a          n/a         n/a         n/a      -58.43%      May-00
FMR Contrafund                                       n/a          n/a         n/a         n/a       -9.07%      May-00
FMR Equity-Income                                    n/a          n/a         n/a         n/a       15.19%      May-00
FMR Growth Opps                                      n/a          n/a         n/a         n/a      -20.69%      May-00
VIPT Growth Securities                               n/a          n/a         n/a         n/a        8.57%      May-00




(1) Prior to May 1, 1997, the VIST Small Cap Growth Portfolio was named the VIST "Small Cap Portfolio," and the VIST Growth Portfolio was named the VIST "Common Stock Portfolio." The names of the corresponding Separate Account investment options were, respectively, "Small Cap Sub-Account" and "Common Stock Sub-Account".
(2) On April 1, 1994, First Variable Advisory Services Corp., an affiliate of the ours, became the investment advisor. Prior to that date, results were achieved by former investment advisers.
(3)  Prior to May 1, 1997, the VIST Matrix Equity Portfolio was named the VIST

     "Tilt Utility Portfolio" and had different investment policies. The name and objective of the corresponding Separate Account investment option also differed.
(4) Performance information reflects any fee waivers and expense reimbursements with respect to the Portfolios. Absent such waivers or reimbursements, the performance shown would have been lower.
(5) Initial offering of these classes of funds is expected to take place shortly after the date of this prospectus. Previous classes had no 12b-1 fee. If the 12b-1 fee had been reflected, returns would have been lower.

Performance information shown above for any Separate Account investment option reflects only the performance of an assumed investment in the Separate Account Investment Option for the Policies during the particular time period shown. You should consider this performance information in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Separate Account investment option invests and the market conditions during the given time period. You should not consider it representative of what the Separate Account investment option will achieve in the future. Actual returns will differ from those shown and will depend on a number of factors, including the investment allocations you make and the different investment rates of return for the Portfolios.

                                  APPENDIX: B

               ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES,
            CASH SURRENDER VALUES AND ACCUMULATED VALUE OF PREMIUMS

The tables in this Appendix B show how a Policy's Death Benefit, Cash Surrender Value and Account Value could change over an extended period of time, assuming constant gross annual rates of return for the Separate Account of 0%, 6% and 12%. ("Gross return" for this purpose means the assumed rate of return the underlying Portfolio has earned before deducting any of its expenses or any Policy Charges and deductions). The tables are based on an initial premium of $30,000 to provide insurance coverage on females aged 55 and males aged 65. The insureds are assumed to be in the nonsmoker standard risk classification. The first version of each of the tables assumes our current (i.e., non-guaranteed) rates for the cost of insurance charge, and other charges we make under a Policy on a daily or monthly basis. The next table is based on our contractually guaranteed rates for those items.

The Death Benefits, Cash Surrender Values and Account Values shown in the tables also reflect an unweighted average of the investment advisory fees and other operating expenses incurred by the Portfolios that were available to Contract Owners on December 31, 1998, at an annual rate of 1.01% of the average daily net assets of the Portfolios. This average reflects a voluntary "cap" on the investment advisory fees. If the investment adviser discontinued these caps, the values illustrated on the following pages could be less. (See "Highlights"). If the unweighted average included investment options first available on May 1, 1999, to average of the investment advisory fee, and other operating expenses insured by the Portfolios would be less and the values illustrated on the following pages would be more.


Taking account of the charges for mortality and expense risks and administrative expense in the Separate Account and the average investment advisory fee and operating expenses of the Portfolios, the gross current annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.91%, 4.09% and 10.09% and -2.21%, 3.79% and 9.79%, respectively for the "current" and "guaranteed" tables. The tables do not reflect any tax charges attributable to the Separate Account since we currently make no such charges. If we impose any such charges in the future, the gross annual rate of return would have to exceed the rates shown by an amount sufficient to cover the tax charges, in order to produce the Death Benefits, Cash Surrender Values and Account Values illustrated.

The second column of each table shows the amount that would accumulate if you instead invested your assumed premiums to earn interest, after taxes of 5% per year, compounded annually.

 $30,000 INITIAL PREMIUM
 $97,565 SPECIFIED AMOUNT

  ------

M, 55 / F, 55                                    Hypothetical Gross Investment Return - Current Rates

                          0%        0%          0%         6%         6%         6%         12%        12%        12%
End of        Premium     Acct.     Surr.       Death      Acct.      Surr.      Death      Acct.      Surr.      Death
Contract      Paid plus   Value     Value       Benefit    Value      Value      Benefit    Value      Value      Benefit
Year          Int. at 5%
1             6,300       4,948     2,669       500,000    5,276      2,998      500,000    5,606      3,328      500,000
2             12,915      9,783     5,226       500,000    10,748     6,192      500,000    11,755     7,199      500,000
3             19,861      14,505    9,949       500,000    16,421     11,865     500,000    18,498     13,942     500,000
4             27,154      19,115    14,559      500,000    22,300     17,743     500,000    25,890     21,334     500,000
5             34,811      23,612    19,056      500,000    28,389     23,832     500,000    33,992     29,436     500,000
6             42,852      27,997    24,352      500,000    34,694     31,049     500,000    42,872     39,227     500,000
7             51,295      32,266    29,350      500,000    41,219     38,303     500,000    52,599     49,683     500,000
8             60,159      36,417    34,230      500,000    47,966     45,779     500,000    63,252     61,065     500,000
9             69,467      40,668    39,210      500,000    55,180     53,722     500,000    75,182     73,724     500,000
10            79,241      44,794    44,065      500,000    62,640     61,911     500,000    88,257     87,528     500,000
15            135,945     63,253    63,253      500,000    103,601    103,601    500,000    175,564    175,564    500,000
20            208,316     75,907    75,907      500,000    150,129    150,129    500,000    314,597    314,597    500,000
25            300,681     77,180    77,180      500,000    201,080    201,080    500,000    552,363    552,363    579,981
30            418,565     47,867    47,867      500,000    248,029    248,029    500,000    944,428    944,428    991,650

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED REPRESENTATIVE OF PAST

OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING ECONOMIC CONDITIONS, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND ACCOUNT VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

 $30,000 INITIAL PREMIUM
 $97,565 SPECIFIED AMOUNT

  ------

M, 55 / F,  55                                 Hypothetical Gross Investment Return - Guaranteed Rates

                          0%        0%          0%         6%         6%         6%         12%        12%        12%
End of        Premium     Acct.     Surr.       Death      Acct.      Surr.      Death      Acct.      Surr.      Death
Contract      Paid plus   Value     Value       Benefit    Value      Value      Benefit    Value      Value      Benefit
Year          Int. at 5%
1             6,300       4,579     2,301       500,000    4,888      2,609      500,000    5,197      2,919      500,000
2             12,915      8,985     4,428       500,000    9,885      5,329      500,000    10,824     6,268      500,000
3             19,861      13,210    8,654       500,000    14,984     10,428     500,000    16,909     12,353     500,000
4             27,154      17,246    12,690      500,000    20,176     15,619     500,000    23,483     18,926     500,000
5             34,811      21,081    16,525      500,000    25,446     20,889     500,000    30,575     26,019     500,000
6             42,852      24,700    21,055      500,000    30,777     27,132     500,000    38,216     34,571     500,000
7             51,295      28,082    25,166      500,000    36,147     33,231     500,000    46,434     43,518     500,000
8             60,159      31,196    29,009      500,000    41,522     39,335     500,000    55,251     53,064     500,000
9             69,467      34,114    32,656      500,000    46,971     45,513     500,000    64,800     63,342     500,000
10            79,241      36,681    35,952      500,000    52,337     51,608     500,000    74,996     74,267     500,000
15            135,945     42,446    42,446      500,000    75,841     75,841     500,000    136,519    136,519    500,000
20            208,316     27,214    27,214      500,000    83,558     83,558     500,000    217,607    217,607    500,000
25            300,681     0         0           0          41,730     41,730     500,000    323,453    323,453    500,000
30            418,565     0         0           0          0          0          0          495,294    495,294    520,058

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED REPRESENTATIVE OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING ECONOMIC CONDITIONS, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND ACCOUNT VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

 $30,000 INITIAL PREMIUM
 $58,178 SPECIFIED AMOUNT

  ------

M, 55 / F,  55                                     Hypothetical Gross Investment Return - Current Rates

                          0%        0%          0%         6%         6%         6%         12%          12%          12%
End of        Premium     Acct.     Surr.       Death      Acct.      Surr.      Death      Acct. Value  Surr. Value  Death
Contract      Paid plus   Value     Value       Benefit    Value      Value      Benefit                              Benefit
Year          Int. at 5%
1             7,350       5,926     3,647       500,000    6,314      4,036      500,000    6,703        4,425        500,000
2             15,068      11,717    7,161       500,000    12,863     8,307      500,000    14,057       9,501        500,000
3             23,171      17,375    12,819      500,000    19,654     15,097     500,000    22,123       17,566       500,000
4             31,679      22,900    18,343      500,000    26,692     22,136     500,000    30,966       26,410       500,000
5             40,613      28,292    23,735      500,000    33,985     29,429     500,000    40,662       36,106       500,000
6             49,994      33,552    29,907      500,000    41,541     37,896     500,000    51,291       47,646       500,000
7             59,844      38,677    35,761      500,000    49,363     46,447     500,000    62,939       60,023       500,000
8             70,186      43,666    41,479      500,000    57,458     55,271     500,000    75,701       73,514       500,000
9             81,045      48,746    47,288      500,000    66,082     64,624     500,000    89,963       88,505       500,000
10            92,448      53,684    52,955      500,000    75,007     74,278     500,000    105,601      104,872      500,000
15            158,602     75,981    75,981      500,000    124,492    124,492    500,000    210,456      210,456      500,000
20            243,035     92,245    92,245      500,000    181,564    181,564    500,000    379,187      379,187      500,000
25            350,794     97,441    97441       500,000    249,198    249,198    500,000    667,785      667,785      701,174
30            488,326     73,500    73,500      500,000    321,539    321,539    500,000    1,141,068    1,141,068    1,198,121

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED REPRESENTATIVE OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING ECONOMIC CONDITIONS, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND ACCOUNT VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

$30,000 INITIAL PREMIUM
$58,178 SPECIFIED AMOUNT

 ------

M, 55 / F,  55                                      Hypothetical Gross Investment Return - Guaranteed Rates

                          0%        0%          0%         6%         6%         6%         12%          12%          12%
End of        Premium     Acct.     Surr.       Death      Acct.      Surr.      Death      Acct. Value  Surr. Value  Death





Contract      Paid plus   Value     Value       Benefit    Value      Value      Benefit                              Benefit
Year          Int. at 5%
1             7,350       5,505     3,227       500,000    5,871      3,593      500,000    6,237        3,959        500,000
2             15,068      10,814    6,258       500,000    11,886     7,330      500,000    13,002       8,446        500,000
3             23,171      15,921    11,365      500,000    18,039     13,482     500,000    20,335       15,779       500,000
4             31,679      20,817    16,261      500,000    24,321     19,765     500,000    28,275       23,719       500,000
5             40,613      25,492    20,936      500,000    30,722     26,166     500,000    36,865       32,309       500,000
6             49,994      29,932    26,287      500,000    37,227     33,582     500,000    46,149       42,504       500,000
7             59,844      34,117    31,201      500,000    43,814     40,898     500,000    56,170       53,254       500,000
8             70,186      38,018    35,831      500,000    50,454     48,267     500,000    66,968       64,781       500,000
9             81,045      41,708    40,250      500,000    57,220     55,762     500,000    78,696       77,238       500,000
10            92,448      45,035    44,306      500,000    63,958     63,229     500,000    91,293       90,564       500,000
15            158,602     54,509    54,509      500,000    95,404     95,404     500,000    169,280      169,280      500,000
20            243,035     43,299    43,299      500,000    114,122    114,122    500,000    279,716      279,716      500,000
25            350,794     0         0           0          91,201     91,201     500,000    447,678      447,678      500,000
30            488,326     0         0           0          0          0          0          728,320      728,320      764,736

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED REPRESENTATIVE OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING ECONOMIC CONDITIONS, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND ACCOUNT VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


APPENDIX: C

The financial statements of First Variable Life Insurance Company contained in this prospectus should be considered to bear only upon our ability to meet our obligations under the Policies. They should not be considered as bearing upon the investment experience of the Separate Account.

                    FIRST VARIABLE LIFE INSURANCE COMPANY -

                  Separate Account VL of First Variable Life


                     FIRST VARIABLE LIFE INSURANCE COMPANY -
                               SEPARATE ACCOUNT VL

                              Financial Statements

                                December 31, 2000

                   (With Independent Auditors' Report Thereon)


                         REPORT OF INDEPENDENT AUDITORS



     TheBoard of Directors and Policyholders of First Variable Life Insurance
        Company and Contract Owners of Separate Account VL:


     We have audited the accompanying statements of assets and liabilities of each of the twenty-nine divisions comprising First Variable Life Insurance Company - Separate Account VL, as of December 31, 2000 and the related statements of operations and changes in net assets for each of the periods indicated in the two years then ended. These financial statements are the responsibility of the First Variable Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The accompanying statements of operations and changes in net assets of First Variable Life Insurance Company - Separate Account VL for the period ended December 31, 1998 were audited by other auditors whose report thereon dated March 18, 1999 expressed an unqualified opinion on those statements.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of the securities owned as of December 31, 2000 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial positions of the twenty-nine divisions comprising First Variable Life Insurance Company - Separate Account VL as of December 31, 2000 and the results of their operations and changes in their net assets for each of the periods indicated in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.


     /S/ KPMG LLP


     March 9, 2001

     REPORT OF INDEPENDENT AUDITORS

     To the Board of Directors of First Variable Life Insurance Company and Contract Owners of Separate Account VL

     We have audited the accompanying statements of operations and changes in net assets of First Variable Life Insurance Company - Separate Account VL for the year ended December 31, 1998. These financial statements are the responsibility of First Variable Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and changes in net assets of First Variable Life Insurance Company - Separate Account VL for the year ended December 31, 1998 in conformity with accounting principles generally accepted in the United States.


     /S/ Ernst & Young LLP


     March 18, 1999

                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                      Statements of Assets and Liabilities

                               December 31, 2000




                                                                             VARIABLE INVESTORS SERIES TRUST
                                                                   -----------------------------------------------------
                                                      FEDERATED                     HIGH
                                                        PRIME                      INCOME      MULTIPLE      MATRIX
                                                        MONEY        GROWTH         BOND      STRATEGIES     EQUITY
                                                       FUND II      DIVISION      DIVISION     DIVISION     DIVISION
                                                     ------------  ------------  ----------- ------------- ------------

Assets:
   Investments in mutual funds at net
     asset value (see cost below)                  $   1,620,978     4,981,403      510,993     3,254,961      810,744
   Receivable from First Variable Life
     Insurance Company                                        --            65           --            38            4
                                                     ------------  ------------  ----------- ------------- ------------

           Total assets                                1,620,978     4,981,468      510,993     3,254,999      810,748

Liabilities - payable to First Variable Life
   Insurance Company                                       7,541            --            2            --           --
                                                     ------------  ------------  ----------- ------------- ------------

           Net assets - contracts in accumulation
             period                                $   1,613,437     4,981,468      510,991     3,254,999      810,748
                                                     ============  ============  =========== ============= ============


Investments in mutual funds at cost                $   1,620,978     6,734,416      690,613     3,828,854    1,056,067
                                                     ============  ============  =========== ============= ============


                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                      Statements of Assets and Liabilities

                               December 31, 2000




                                                                    VARIABLE INVESTORS SERIES TRUST
                                                     -------------------------------------------------------
                                                         U.S.
                                                      GOVERNMENT       WORLD       GROWTH &      SMALL CAP        AIM
                                                         BOND          EQUITY       INCOME        GROWTH        CAPITAL
                                                       DIVISION       DIVISION     DIVISION      DIVISION     APPRECIATION
                                                     --------------  -----------  ------------  ------------  -------------

Assets:
   Investments in mutual funds at net
     asset value (see cost below)                  $     719,384      1,196,734     2,682,867     3,457,959      2,786,628
   Receivable from First Variable Life
     Insurance Company                                        --             --            --            31             17
                                                     --------------  -----------  ------------  ------------  -------------

           Total assets                                  719,384      1,196,734     2,682,867     3,457,990      2,786,645

Liabilities - payable to First Variable Life
   Insurance Company                                          --             --            17            --             --
                                                     --------------  -----------  ------------  ------------  -------------

           Net assets - contracts in accumulation
             period                                $     719,384      1,196,734     2,682,850     3,457,990      2,786,645
                                                     ==============  ===========  ============  ============  =============


Investments in mutual funds at cost                $     711,546      1,316,711     2,738,793     4,038,704      3,375,260
                                                     ==============  ===========  ============  ============  =============


                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                 Statements of Assets and Liabilities, Continued

                                December 31, 2000






                                                                          AMERICAN     DeAM VIT      DeAM VIT      TEMPLETON
                                                               AIM         CENTURY      EQUITY       SMALL CAP       INT'L
                                                              GROWTH      VP VALUE       INDEX         INDEX      SECURITIES
                                                           -------------  ----------  ------------  ------------  ------------

Assets:
   Investments in mutual funds at net
     asset value (see cost below)                        $    2,243,577     439,849     1,457,875       356,561     1,181,396
   Receivable from First Variable Life
     Insurance Company                                               15          --             6            --            --
                                                           -------------  ----------  ------------  ------------  ------------

           Total assets                                       2,243,592     439,849     1,457,881       356,561     1,181,396

Liabilities - payable to First Variable Life
   Insurance Company                                                 --           1            --             2             8
                                                           -------------  ----------  ------------  ------------  ------------

           Net assets - contracts in accumulation
             period                                      $    2,243,592     439,848     1,457,881       356,559     1,181,388
                                                           =============  ==========  ============  ============  ============


Investments in mutual funds at cost                      $    2,806,678     384,187     1,598,363       378,524     1,205,009
                                                           =============  ==========  ============  ============  ============


                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                 Statements of Assets and Liabilities, Continued

                                December 31, 2000





                                                                LORD
                                                               ABBETT           MFS                            MFS
                                                              GROWTH &          NEW             MFS          GROWTH &
                                                               INCOME       DISCOVERY (IC)   GROWTH (IC)    INCOME (IC)
                                                           -------------- ----------------  -----------------------------

Assets:
   Investments in mutual funds at net
     asset value (see cost below)                        $     1,354,739       1,517,927        253,588        203,480
   Receivable from First Variable Life
     Insurance Company                                                --              --             --              1
                                                           -------------- ----------------  ------------  ---------------

           Total assets                                        1,354,739       1,517,927        253,588        203,481

Liabilities - payable to First Variable Life
   Insurance Company                                                  --              16             --             --
                                                           -------------- ----------------  ------------  ---------------

           Net assets - contracts in accumulation
             period                                      $     1,354,739       1,517,911        253,588        203,481
                                                           ============== ================  ============  ===============


Investments in mutual funds at cost                      $     1,223,254       1,424,229        281,506        199,382
                                                           ============== ================  ============  ===============


                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                 Statements of Assets and Liabilities, Continued

                                December 31, 2000






                                                          TEMPLETON     DeAM VIT                    FIDELITY         FIDELITY
                                                           GROWTH         EAFE        FIDELITY       GROWTH           EQUITY
                                                         SECURITIES       INDEX      CONTRAFUND     OPPORTUNITIES     INCOME
                                                        -------------- ------------ ------------- ------------------ ----------

Assets:
   Investments in mutual funds at net
     asset value (see cost below)                     $       502,324      140,071       317,960         44,324         52,143
   Receivable from First Variable Life
     Insurance Company                                             --           --            --              1             --
                                                        -------------- ------------ ------------- ------------------ ----------

           Total assets                                       502,324      140,071       317,960         44,325         52,143

Liabilities - payable to First Variable Life
   Insurance Company                                                3           --            --             --             --
                                                        -------------- ------------ ------------- ------------------ ----------

           Net assets - contracts in accumulation
             period                                   $       502,321      140,071       317,960         44,325         52,143
                                                        ============== ============ ============= ================== ==========


Investments in mutual funds at cost                   $       485,543      152,679       328,159         48,818         49,816
                                                        ============== ============ ============= ================== ==========


See accompanying notes to financial statements.

                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                 Statements of Assets and Liabilities, Continued

                                December 31, 2000





                                                          FEDERATED                         MFS
                                                            HIGH          SELIGMAN           NEW          MFS           MFS
                                                           INCOME       COMMUNICATION     DISCOVERY     GROWTH       GROWTH &
                                                           BOND II     AND INFORMATION      (SC)         (SC)        INCOME (SC)
                                                        ------------- ----------------- ------------ ------------ ---------------

Assets:
   Investments in mutual funds at net
     asset value (see cost below)                     $      171,746         569,390      1,447,307      938,225       251,575
   Receivable from First Variable Life
     Insurance Company                                            --               2             --            3             1
                                                        ------------- ----------------- ------------ ------------ ---------------

           Total assets                                      171,746         569,392      1,447,307      938,228       251,576

Liabilities - payable to First Variable Life
   Insurance Company                                              --              --             14           --            --
                                                        ------------- ---------------   ------------ ------------ ---------------

           Net assets - contracts in accumulation
             period                                   $      171,746         569,392      1,447,293      938,228       251,576
                                                        ============= ================= ============ ============ ===============


Investments in mutual funds at cost                   $      180,451         815,145      1,515,375    1,030,113       253,695
                                                        ============= ================= ============ ============ ===============


See accompanying notes to financial statements.

                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                            Statements of Operations

                          Year Ended December 31, 2000




                                                                                     VARIABLE INVESTORS SERIES TRUST
                                                                        -----------------------------------------------------------
                                                          FEDERATED                        HIGH
                                                            PRIME                         INCOME         MULTIPLE        MATRIX
                                                            MONEY          GROWTH          BOND         STRATEGIES       EQUITY
                                                           FUND II        DIVISION       DIVISION        DIVISION       DIVISION
                                                          -----------   -------------   ------------   -------------   -----------

Investment income - dividends                           $    121,933       1,919,728        136,785         520,826       222,420

Expenses -
   risk and administrative charges                            15,428          45,294          5,905          27,219         7,398
                                                          -----------   -------------   ------------   -------------   -----------

           Net investment income                             106,505       1,874,434        130,880         493,607       215,022
                                                          -----------   -------------   ------------   -------------   -----------

Realized and unrealized gain (loss) on investments:
   Realized gain (loss) on fund shares redeemed                   --         210,654        (42,863)        221,476       (13,853)
   Net unrealized appreciation (depreciation)
     on investments during the year                               --      (2,954,664)      (174,577)     (1,203,194)     (342,624)
                                                          -----------   -------------   ------------   -------------   -----------

           Net realized and unrealized gain (loss)
             on investments                                       --      (2,744,010)      (217,440)       (981,718)     (356,477)
                                                          -----------   -------------   ------------   -------------   -----------

           Net increase (decrease) in net assets
             resulting from operations                  $    106,505        (869,576)       (86,560)       (488,111)     (141,455)
                                                          ===========   =============   ============   =============   ===========



                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                            Statements of Operations

                          Year Ended December 31, 2000




                                                                        VARIABLE INVESTORS SERIES TRUST
                                                          ---------------------------------------------------------
                                                            U.S.
                                                          GOVERNMENT     WORLD         GROWTH &        SMALL CAP          AIM
                                                            BOND         EQUITY         INCOME          GROWTH          CAPITAL
                                                          DIVISION      DIVISION       DIVISION        DIVISION        APPRECIATION
                                                         -----------   ------------   ------------   --------------  ---------------

Investment income - dividends                          $     39,477        307,210        462,612          504,864         77,931

Expenses -
   risk and administrative charges                            5,035         12,931         22,354           27,015         15,728
                                                         -----------   ------------   ------------   --------------  ---------------

           Net investment income                             34,442        294,279        440,258          477,849         62,203
                                                         -----------   ------------   ------------   --------------  ---------------

Realized and unrealized gain (loss) on investments:
   Realized gain (loss) on fund shares redeemed              (5,278)       105,942        (91,246)         243,687        228,225
   Net unrealized appreciation (depreciation)
     on investments during the year                          29,390       (536,976)      (147,174)      (1,418,783)      (751,394)
                                                         -----------   ------------   ------------   --------------  ---------------

           Net realized and unrealized gain (loss)
             on investments                                  24,112       (431,034)      (238,420)      (1,175,096)      (523,169)
                                                         -----------   ------------   ------------   --------------  ---------------

           Net increase (decrease) in net assets
             resulting from operations                 $     58,554       (136,755)       201,838         (697,247)      (460,966)
                                                         ===========   ============   ============   ==============  ===============



                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                       Statements of Operations, Continued

                          Year Ended December 31, 2000






                                                                          AMERICAN        DeAM VIT         DeAM VIT       TEMPLETON
                                                             AIM           CENTURY         EQUITY         SMALL CAP         INT'L
                                                            GROWTH        VP VALUE          INDEX           INDEX         SECURITIES
                                                          -----------     ----------     ------------     -----------     ----------

Investment income - dividends                          $      74,456          6,247              841           1,842         61,849

Expenses -
    risk and administrative charges                           12,441          1,655            7,759           1,432          5,455
                                                          -----------     ----------     ------------     -----------     ----------

            Net investment income (loss)                      62,015          4,592           (6,918)            410         56,394
                                                          -----------     ----------     ------------     -----------     ----------

Realized and unrealized gain (loss) on investments:
    Realized gain (loss) on fund shares redeemed             (12,071)        (3,652)          35,679           5,849        (15,062)
    Net unrealized appreciation (depreciation)
      on investments during the year                        (635,697)        60,082         (179,137)        (28,222)       (42,881)
                                                          -----------     ----------     ------------     -----------     ----------

            Net realized and unrealized gain (loss)
              on investments                                (647,768)        56,430         (143,458)        (22,373)       (57,943)
                                                          -----------     ----------     ------------     -----------     ----------

            Net increase (decrease) in net assets
              resulting from operations                $    (585,753)        61,022         (150,376)        (21,963)        (1,549)
                                                          ===========     ==========     ============     ===========     ==========


                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                       Statements of Operations, Continued

                          Year Ended December 31, 2000





                                                               LORD
                                                              ABBETT             MFS                               MFS
                                                              GROWTH             NEW              MFS             GROWTH &
                                                             & INCOME         DISCOVERY (IC)   GROWTH (IC)      INCOME (IC)
                                                            -----------     --------------     -----------     -------------

Investment income - dividends                          $         9,404           37,853            2,967            3,283

Expenses -
    risk and administrative charges                              4,154           13,774            2,932            1,657
                                                            -----------     --------------     -----------     -------------

            Net investment income (loss)                         5,250           24,079               35            1,626
                                                            -----------     --------------     -----------     -------------

Realized and unrealized gain (loss) on investments:
    Realized gain (loss) on fund shares redeemed                (1,894)          98,456           90,852            4,136
    Net unrealized appreciation (depreciation)
      on investments during the year                           137,851         (196,049)         (80,258)          (4,786)
                                                            -----------     --------------     -----------     -------------

            Net realized and unrealized gain (loss)
              on investments                                   135,957          (97,593)          10,594             (650)
                                                            -----------     --------------     -----------     -------------

            Net increase (decrease) in net assets
              resulting from operations                $       141,207          (73,514)          10,629              976
                                                            ===========     ==============     ===========     =============


                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                       Statements of Operations, Continued

                          Year Ended December 31, 2000






                                                        TEMPLETON       DeAM VIT                         FIDELITY         FIDELITY
                                                         GROWTH          EAFE         FIDELITY            GROWTH           EQUITY
                                                        SECURITIES(1)    INDEX(1)    CONTRAFUND (1)   OPPORTUNITIES(1)    INCOME (1)
                                                       -----------     -----------   ------------    ------------------    --------

Investment income - dividends                        $         --          2,312             --                  --             --

Expenses -
    risk and administrative charges                         1,540            347            541                  78             85
                                                       -----------     -----------   ------------    ------------------    --------

            Net investment income (loss)                   (1,540)         1,965           (541)                (78)           (85)
                                                       -----------     -----------   ------------    ------------------    --------

Realized and unrealized gain (loss) on investments:
    Realized gain (loss) on fund shares redeemed            3,303           (495)           (19)               (114)            70
    Net unrealized appreciation (depreciation)
      on investments during the year                       16,780        (12,608)       (10,199)             (4,494)         2,327
                                                       -----------     -----------   ------------    ------------------    --------

            Net realized and unrealized gain (loss)
              on investments                               20,083        (13,103)       (10,218)             (4,608)         2,397
                                                       -----------     -----------   ------------    ------------------    --------

            Net increase (decrease) in net assets
              resulting from operations              $     18,543        (11,138)       (10,759)             (4,686)         2,312
                                                       ===========     ===========   ============    ==================    ========



 (1)  From commencement of operations, May 1, 2000.

See accompanying notes to financial statements.

                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                       Statements of Operations, Continued

                          Year Ended December 31, 2000





                                                       FEDERATED                             MFS
                                                         HIGH           SELIGMAN             NEW           MFS            MFS
                                                        INCOME         COMMUNICATION      DISCOVERY      GROWTH         GROWTH &
                                                        BOND II (1)  AND INFORMATION(1)     (SC)  (1)     (SC) (1)    INCOME (SC)(1)
                                                       ----------    -----------------   ------------    ---------    -------------

Investment income - dividends                       $         --            67,365               --            --              --

Expenses -
    risk and administrative charges                          437             1,228            4,468         3,501             671
                                                       ----------    -----------------   ------------    ---------    -------------

            Net investment income (loss)                    (437)           66,137           (4,468)       (3,501)           (671)
                                                       ----------    -----------------   ------------    ---------    -------------

Realized and unrealized gain (loss) on investments:
    Realized gain (loss) on fund shares redeemed             (94)           (2,359)         (22,409)         (703)           (241)
    Net unrealized appreciation (depreciation)
      on investments during the year                      (8,705)         (245,755)         (68,068)      (91,888)         (2,119)
                                                       ----------    -----------------   ------------    ---------    -------------

            Net realized and unrealized gain (loss)
              on investments                              (8,799)         (248,114)         (90,477)      (92,591)         (2,360)
                                                       ----------    -----------------   ------------    ---------    -------------

            Net increase (decrease) in net assets
              resulting from operations             $     (9,236)         (181,977)         (94,945)      (96,092)         (3,031)
                                                       ==========    =================   ============    =========    =============



 (1)  From commencement of operations, May 1, 2000.

See accompanying notes to financial statements.

                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                            Statements of Operations

                          Year Ended December 31, 1999




                                                                                   VARIABLE INVESTORS SERIES TRUST
                                                                    ----------------------------------------------------------------
                                                        FEDERATED                   HIGH                                  U.S.
                                                          PRIME                    INCOME    MULTIPLE     MATRIX       GOVERNMENT
                                                          MONEY       GROWTH        BOND     STRATEGIES   EQUITY          BOND
                                                         FUND II     DIVISION     DIVISION   DIVISION    DIVISION       DIVISION
                                                        ----------  -----------   ---------  ----------  ----------  ---------------

Investment income - dividends                         $    44,679      152,557       1,056      62,209      17,887            557

Expenses -
    risk and administrative charges                         7,366       31,977       6,999      17,899       8,109          5,068
                                                        ----------  -----------   ---------  ----------  ----------    -----------

            Net investment income (loss)                   37,313      120,580      (5,943)     44,310       9,778         (4,511)
                                                        ----------  -----------   ---------  ----------  ----------    -----------

Realized and unrealized gain (loss) on investments:
    Realized gain (loss) on fund shares redeemed               --      173,816     (15,184)     72,126      90,107         (1,918)
    Net unrealized appreciation (depreciation)
      on investments during the year                           --      962,384      28,703     470,437      27,164         (8,304)
                                                        ----------  -----------   ---------  ----------  ----------    -----------

            Net realized and unrealized gain (loss)
              on investments                                   --    1,136,200      13,519     542,563     117,271        (10,222)
                                                        ----------  -----------   ---------  ----------  ----------    -----------

            Net increase (decrease) in net assets
              resulting from operations               $    37,313    1,256,780       7,576     586,873     127,049        (14,733)
                                                        ==========  ===========   =========  ==========  ==========    ===========




                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                            Statements of Operations

                          Year Ended December 31, 1999




                                                            VARIABLE INVESTORS SERIES TRUST
                                                          -------------------------------------

                                                            WORLD       GROWTH &    SMALL CAP        AIM
                                                            EQUITY       INCOME       GROWTH       CAPITAL
                                                           DIVISION     DIVISION     DIVISION    APPRECIATION  (1)
                                                          -----------  -----------  -----------  --------------

Investment income - dividends                         $       14,884       54,126           --        18,462

Expenses -
    risk and administrative charges                            8,142       20,464       10,815         1,752
                                                          -----------  -----------  -----------  --------------

            Net investment income (loss)                       6,742       33,662      (10,815)       16,710
                                                          -----------  -----------  -----------  --------------

Realized and unrealized gain (loss) on investments:
    Realized gain (loss) on fund shares redeemed              (8,790)      46,398       52,814         9,088
    Net unrealized appreciation (depreciation)
      on investments during the year                         484,769       21,225      762,445       162,762
                                                          -----------  -----------  -----------  --------------

            Net realized and unrealized gain (loss)
              on investments                                 475,979       67,623      815,259       171,850
                                                          -----------  -----------  -----------  --------------

            Net increase (decrease) in net assets
              resulting from operations               $      482,721      101,285      804,444       188,560
                                                          ===========  ===========  ===========  ==============


 (1)  From commencement of operations, May 1, 1999.



                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                       Statements of Operations, Continued

                          Year Ended December 31, 1999





                                                                                    BANKERS        BANKERS
                                                                     AMERICAN        TRUST          TRUST         TEMPLETON
                                                         AIM         CENTURY         EQUITY        SMALL CAP        INT'L
                                                       GROWTH  (1)   VP VALUE (1)   INDEX  (1)     INDEX  (1)    SECURITIES(1)
                                                      ----------    -----------    -----------    -----------    ------------

Investment income - dividends                       $    24,182            --          5,764          3,259             --

Expenses -
    risk and administrative charges                       1,110           237          1,089            177            310
                                                      ----------    -----------    -----------    -----------    ------------

            Net investment income (loss)                 23,072          (237)         4,675          3,082           (310)
                                                      ----------    -----------    -----------    -----------    ------------

Realized and unrealized gain (loss) on investments:
    Realized gain (loss) on fund shares redeemed          5,085          (798)         2,122            737            413
    Net unrealized appreciation (depreciation)
      on investments during the year                     72,596        (4,421)        38,649          6,259         19,268
                                                      ----------    -----------    -----------    -----------    ------------

            Net realized and unrealized gain (loss)
              on investments                             77,681        (5,219)        40,771          6,996         19,681
                                                      ----------    -----------    -----------    -----------    ------------

            Net increase (decrease) in net assets
              resulting from operations             $   100,753        (5,456)        45,446         10,078         19,371
                                                      ==========    ===========    ===========    ===========    ============


 (1)  From commencement of operations, May 1, 1999.

See accompanying notes to financial statements.

                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                       Statements of Operations, Continued

                          Year Ended December 31, 1999




                                                            LORD
                                                           ABBETT               MFS                                      MFS
                                                           GROWTH               NEW                 MFS                 GROWTH &
                                                         & INCOME  (1)     DISCOVERY   (1)     GROWTH (IC)  (1)      INCOME (IC) (1)
                                                      ----------------      -------------     ---------------       ---------------

Investment income - dividends                       $         19,983             20,653              1,314                   --

Expenses -
    risk and administrative charges                              477              2,204                641                  411
                                                      ----------------     --------------     ---------------       ---------------

            Net investment income (loss)                      19,506             18,449                673                 (411)
                                                      ----------------     --------------     ---------------       ---------------

Realized and unrealized gain (loss) on investments:
    Realized gain (loss) on fund shares redeemed                 (60)            54,221              8,414                 (910)
    Net unrealized appreciation (depreciation)
      on investments during the year                          (6,366)           289,747             52,339                8,884
                                                      ----------------     --------------     ---------------       ---------------

            Net realized and unrealized gain (loss)
              on investments                                  (6,426)           343,968             60,753                7,974
                                                      ----------------     --------------     ---------------       ---------------

            Net increase (decrease) in net assets
              resulting from operations             $        13,080            362,417             61,426                7,563
                                                      ================     ==============     ===============       ===============


 (1)  From commencement of operations, May 1, 1999.

See accompanying notes to financial statements.


                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                            Statements of Operations

                          Year Ended December 31, 1998




                                                                                   VARIABLE INVESTORS SERIES TRUST
                                                                        ------------------------------------------------------
                                                          FEDERATED                     HIGH
                                                           PRIME                       INCOME       MULTIPLE       MATRIX
                                                           MONEY         GROWTH         BOND         STRATEGIES    EQUITY
                                                          FUND II       DIVISION      DIVISION      DIVISION      DIVISION
                                                         -----------    ----------    ----------    ----------    ----------

Investment income - dividends                          $     7,278        279,822        65,715        74,553        51,886

Expenses -
   risk and administrative charges                           1,678         20,578        10,849        10,684         8,453
                                                         -----------    ----------    ----------    ----------    ----------

           Net investment income (loss)                      5,600        259,244        54,866        63,869        43,433
                                                         -----------    ----------    ----------    ----------    ----------

Realized and unrealized gain (loss) on investments:
   Realized gain (loss) on fund shares redeemed                 --         (6,830)      (26,762)       24,546       (33,571)
   Net unrealized appreciation (depreciation)
     on investments during the year                             --        299,094         4,432       186,414       116,810
                                                         -----------    ----------    ----------    ----------    ----------

           Net realized and unrealized gain (loss)
             on investments                                     --        292,264       (22,330)      210,960        83,239
                                                         -----------    ----------    ----------    ----------    ----------

           Net increase in net assets
             resulting from operations                 $     5,600        551,508        32,536       274,829       126,672
                                                         ===========    ==========    ==========    ==========    ==========


See accompanying notes to financial statements.

                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                            Statements of Operations

                          Year Ended December 31, 1998




                                                                       VARIABLE INVESTORS SERIES TRUST
                                                          ---------------------------------------------------------
                                                              U.S.
                                                           GOVERNMENT        WORLD        GROWTH &       SMALL CAP
                                                              BOND           EQUITY       INCOME          GROWTH
                                                            DIVISION        DIVISION     DIVISION        DIVISION
                                                         --------------     ---------    ----------     -----------

Investment income - dividends                          $       26,915         62,622        54,802              --

Expenses -
   risk and administrative charges                              2,724          7,724        18,507          11,421
                                                         --------------     ---------    ----------     -----------

           Net investment income (loss)                        24,191         54,898        36,295         (11,421)
                                                         --------------     ---------    ----------     -----------

Realized and unrealized gain (loss) on investments:
   Realized gain (loss) on fund shares redeemed                   124        (31,647)        3,233         (79,910)
   Net unrealized appreciation (depreciation)
     on investments during the year                            (8,920)       (11,058)      108,532         117,155
                                                         --------------     ---------    ----------     -----------

           Net realized and unrealized gain (loss)
             on investments                                    (8,796)       (42,705)      111,765          37,245
                                                         --------------     ---------    ----------     -----------

           Net increase in net assets
             resulting from operations                 $       15,395         12,193       148,060          25,824
                                                         ==============     =========    ==========     ===========


See accompanying notes to financial statements.

                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                       Statements of Changes in Net Assets

                          Year ended December 31, 2000




                                                                                     VARIABLE INVESTORS SERIES TRUST
                                                                       -----------------------------------------------------------
                                                        FEDERATED                         HIGH
                                                          PRIME                          INCOME       MULTIPLE         MATRIX
                                                          MONEY          GROWTH           BOND       STRATEGIES        EQUITY
                                                         FUND II        DIVISION        DIVISION      DIVISION        DIVISION
                                                       -------------   ------------    -----------   ------------    -----------

Operations:
    Net investment income                            $      106,505      1,874,434        130,880        493,607        215,022
    Realized gain (loss) on fund shares redeemed                 --        210,654        (42,863)       221,476        (13,853)
    Net unrealized appreciation (depreciation)
      on investments during the year                             --     (2,954,664)      (174,577)    (1,203,194)      (342,624)
                                                       -------------   ------------    -----------   ------------    -----------

            Net increase (decrease) in net assets
              resulting from operations                     106,505       (869,576)       (86,560)      (488,111)      (141,455)
                                                       -------------   ------------    -----------   ------------    -----------

From contract owner transactions:
    Net proceeds from sale of accumulated units           1,862,426      1,692,692         44,375      1,140,994        168,572
    Policy contract charges                                (228,943)      (274,069)       (20,864)      (165,425)       (44,784)
    Cost of accumulation units terminated and
      exchanged                                          (2,695,568)      (896,998)      (292,485)      (327,755)      (118,635)
                                                       -------------   ------------    -----------   ------------    -----------

            Increase (decrease) in net assets
              from contract owner transactions           (1,062,085)       521,625       (268,974)       647,814          5,153
                                                       -------------   ------------    -----------   ------------    -----------

            Increase (decrease) in net assets              (955,580)      (347,951)      (355,534)       159,703       (136,302)

Net assets at beginning of year                           2,569,017      5,329,419        866,525      3,095,296        947,050
                                                       -------------   ------------    -----------   ------------    -----------

Net assets at end of year                            $    1,613,437      4,981,468        510,991      3,254,999        810,748
                                                       =============   ============    ===========   ============    ===========



                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                       Statements of Changes in Net Assets

                          Year ended December 31, 2000




                                                                     VARIABLE INVESTORS SERIES TRUST
                                                        ----------------------------------------------------------
                                                           U.S.
                                                        GOVERNMENT        WORLD         GROWTH &      SMALL CAP           AIM
                                                           BOND          EQUITY          INCOME         GROWTH          CAPITAL
                                                         DIVISION       DIVISION        DIVISION       DIVISION        APPRECIATION
                                                       -------------   ------------    -----------   -------------   ---------------

Operations:
    Net investment income                            $      34,442         294,279        440,258         477,849          62,203
    Realized gain (loss) on fund shares redeemed            (5,278)        105,942        (91,246)        243,687         228,225
    Net unrealized appreciation (depreciation)
      on investments during the year                        29,390        (536,976)      (147,174)     (1,418,783)       (751,394)
                                                       -------------   ------------    -----------   -------------   ---------------

            Net increase (decrease) in net assets
              resulting from operations                     58,554        (136,755)       201,838        (697,247)       (460,966)
                                                       -------------   ------------    -----------   -------------   ---------------

From contract owner transactions:
    Net proceeds from sale of accumulated units            147,527         209,298        364,214       2,433,210       2,584,773
    Policy contract charges                                (22,991)        (61,145)      (108,384)       (259,678)       (147,273)
    Cost of accumulation units terminated and
      exchanged                                             (1,566)       (194,441)      (474,146)       (379,675)        (45,515)
                                                       -------------   ------------    -----------   -------------   ---------------

            Increase (decrease) in net assets
              from contract owner transactions             122,970         (46,288)      (218,316)      1,793,857       2,391,985
                                                       -------------   ------------    -----------   -------------   ---------------

            Increase (decrease) in net assets              181,524        (183,043)       (16,478)      1,096,610       1,931,019

Net assets at beginning of year                            537,860       1,379,777      2,699,328       2,361,380         855,626
                                                       -------------   ------------    -----------   -------------   ---------------

Net assets at end of year                            $     719,384       1,196,734      2,682,850       3,457,990       2,786,645
                                                       =============   ============    ===========   =============   ===============



                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                 Statements of Changes in Net Assets, Continued

                          Year ended December 31, 2000






                                                                         AMERICAN        DeAM VIT        DeAM VIT        TEMPLETON
                                                           AIM           CENTURY          EQUITY         SMALL CAP        INT'L.
                                                         GROWTH          VP VALUE          INDEX           INDEX        SECURITIES
                                                       ------------     -----------     ------------    ------------    ------------

Operations:
    Net investment income                            $      62,015           4,592           (6,918)            410          56,394
    Realized gain (loss) on fund shares redeemed           (12,071)         (3,652)          35,679           5,849         (15,062)
    Net unrealized appreciation (depreciation)
      on investments during the year                      (635,697)         60,082         (179,137)        (28,222)        (42,881)
                                                       ------------     -----------     ------------    ------------    ------------

            Net increase (decrease) in net assets
              resulting from operations                   (585,753)         61,022         (150,376)        (21,963)         (1,549)
                                                       ------------     -----------     ------------    ------------    ------------

From contract owner transactions:
    Net proceeds from sale of accumulated units          2,233,217         294,534        1,114,841         322,699       1,055,988
    Policy contract charges                               (146,395)        (38,602)         (87,492)        (23,881)        (74,720)
    Cost of accumulation units terminated and
      exchanged                                            (44,884)         (8,376)         (23,846)         (3,443)        (22,195)
                                                       ------------     -----------     ------------    ------------    ------------

            Increase (decrease) in net assets
              from contract owner transactions           2,041,938         247,556        1,003,503         295,375         959,073
                                                       ------------     -----------     ------------    ------------    ------------

            Increase (decrease) in net assets            1,456,185         308,578          853,127         273,412         957,524

Net assets at beginning of year                            787,407         131,270          604,754          83,147         223,864
                                                       ------------     -----------     ------------    ------------    ------------

Net assets at end of year                            $   2,243,592         439,848        1,457,881         356,559       1,181,388
                                                       ============     ===========     ============    ============    ============



                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                 Statements of Changes in Net Assets, Continued

                          Year ended December 31, 2000





                                                           LORD
                                                          ABBETT              MFS                                 MFS
                                                         GROWTH &             NEW               MFS             GROWTH &
                                                          INCOME          DISCOVERY (IC)    GROWTH (IC)        INCOME (IC)
                                                       -------------     ---------------    -------------    ----------------

Operations:
    Net investment income                            $        5,250            24,079                 35            1,626
    Realized gain (loss) on fund shares redeemed             (1,894)           98,456             90,852            4,136
    Net unrealized appreciation (depreciation)
      on investments during the year                        137,851          (196,049)           (80,258)          (4,786)
                                                       -------------     ---------------    -------------    ----------------

            Net increase (decrease) in net assets
              resulting from operations                     141,207           (73,514)            10,629              976
                                                       -------------     ---------------    -------------    ----------------

From contract owner transactions:
    Net proceeds from sale of accumulated units           1,002,772           606,453            110,074           68,219
    Policy contract charges                                 (56,357)         (114,339)           (36,432)         (19,791)
    Cost of accumulation units terminated and
      exchanged                                              (9,208)         (103,346)          (206,033)         (21,253)
                                                       -------------     ---------------    -------------    ----------------

            Increase (decrease) in net assets
              from contract owner transactions              937,207           388,768           (132,391)          27,175
                                                       -------------     ---------------    -------------    ----------------

            Increase (decrease) in net assets             1,078,414           315,254           (121,762)          28,151

Net assets at beginning of year                             276,325         1,202,657            375,350          175,330
                                                       -------------     ---------------    -------------    ----------------

Net assets at end of year                            $    1,354,739         1,517,911            253,588          203,481
                                                       =============     ===============    =============    ================



                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                 Statements of Changes in Net Assets, Continued

                          Year ended December 31, 2000




                                                     TEMPLETON       DeAM VIT                       FIDELITY       FIDELITY
                                                       GROWTH          EAFE        FIDELITY          GROWTH         EQUITY
                                                     SECURITIES (1)  INDEX (1)   CONTRAFUND (1)  OPPORTUNITIES(1)  INCOME  (1)
                                                     -----------   ------------   ------------   ---------------   ----------

Operations:
    Net investment income                          $     (1,540)         1,965           (541)            (78)           (85)
    Realized gain (loss) on fund shares redeemed          3,303           (495)           (19)           (114)            70
    Net unrealized appreciation (depreciation)
      on investments during the year                     16,780        (12,608)       (10,199)         (4,494)         2,327
                                                     -----------   ------------   ------------   ---------------   ----------

            Net increase (decrease) in net assets
              resulting from operations                  18,543        (11,138)       (10,759)         (4,686)         2,312
                                                     -----------   ------------   ------------   ---------------   ----------

From contract owner transactions:
    Net proceeds from sale of accumulated units         546,174        154,205        339,128          52,612         51,218
    Policy contract charges                             (40,798)        (2,937)       (10,398)         (3,374)        (1,386)
    Cost of accumulation units terminated and
      exchanged                                         (21,598)           (59)           (11)           (227)            (1)
                                                     -----------   ------------   ------------   ---------------   ----------

            Increase in net assets
              from contract owner transactions          483,778        151,209        328,719          49,011         49,831
                                                     -----------   ------------   ------------   ---------------   ----------

            Increase in net assets                      502,321        140,071        317,960          44,325         52,143

Net assets at beginning of year                              --             --             --              --             --
                                                     -----------   ------------   ------------   ---------------   ----------

Net assets at end of year                          $    502,321        140,071        317,960          44,325         52,143
                                                     ===========   ============   ============   ===============   ==========


(1)  From commencement of operations, May 1, 2000.

See accompanying notes to financial statements.

                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                 Statements of Changes in Net Assets, Continued

                          Year ended December 31, 2000




                                                     FEDERATED                               MFS
                                                        HIGH            SELIGMAN             NEW            MFS             MFS
                                                       INCOME        COMMUNICATION        DISCOVERY        GROWTH        GROWTH &
                                                      BOND II (1)  AND INFORMATION (1)    (SC)    (1)    (SC)    (1)  INCOME (SC)(1)
                                                     -----------   --------------------   -----------    -----------   -------------
Operations:
    Net investment income                         $        (437)             66,137           (4,468)        (3,501)          (671)
    Realized gain (loss) on fund shares redeemed            (94)             (2,359)         (22,409)          (703)          (241)
    Net unrealized appreciation (depreciation)
      on investments during the year                     (8,705)           (245,755)         (68,068)       (91,888)        (2,119)
                                                     -----------   --------------------   -----------    -----------   -------------

            Net increase (decrease) in net assets
              resulting from operations                  (9,236)           (181,977)         (94,945)       (96,092)        (3,031)
                                                     -----------   --------------------   -----------    -----------   -------------

From contract owner transactions:
    Net proceeds from sale of accumulated units         184,962             808,361        1,649,803      1,068,163        270,722
    Policy contract charges                              (3,963)            (19,364)        (100,149)       (32,412)       (15,710)
    Cost of accumulation units terminated and
      exchanged                                             (17)            (37,628)          (7,416)        (1,431)          (405)
                                                     -----------   --------------------   -----------    -----------   -------------

            Increase in net assets
              from contract owner transactions          180,982             751,369        1,542,238      1,034,320        254,607
                                                     -----------   --------------------   -----------    -----------   -------------

            Increase in net assets                      171,746             569,392        1,447,293        938,228        251,576

Net assets at beginning of year                              --                  --               --             --             --
                                                     -----------   --------------------   -----------    -----------   -------------

Net assets at end of year                         $     171,746             569,392        1,447,293        938,228        251,576
                                                     ===========   ====================   ===========    ===========   =============


(1)  From commencement of operations, May 1, 2000.

See accompanying notes to financial statements.

                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                       Statements of Changes in Net Assets

                          Year ended December 31, 1999




                                                                                   VARIABLE INVESTORS SERIES TRUST
                                                                    ----------------------------------------------------------------
                                                       FEDERATED                    HIGH                                   U.S.
                                                         PRIME                     INCOME      MULTIPLE      MATRIX      GOVERNMENT
                                                         MONEY        GROWTH        BOND      STRATEGIES     EQUITY        BOND
                                                        FUND II      DIVISION     DIVISION     DIVISION     DIVISION     DIVISION
                                                       -----------  ------------  ----------  ------------ -----------  ------------

Operations:
     Net investment income                           $     37,313       120,580      (5,943)       44,310       9,778       (4,511)
     Realized gain (loss) on fund shares redeemed              --       173,816     (15,184)       72,126      90,107       (1,918)
     Net unrealized appreciation (depreciation)
       on investments during the year                          --       962,384      28,703       470,437      27,164       (8,304)
                                                       -----------  ------------  ----------  ------------ -----------  ------------

             Net increase (decrease) in net assets
               resulting from operations                   37,313     1,256,780       7,576       586,873     127,049      (14,733)
                                                       -----------  ------------  ----------  ------------ -----------  ------------

From contract owner transactions:
     Net proceeds from sale of accumulated units        2,178,938     1,872,594     287,234     1,439,854     383,574      132,520
     Policy contract charges                              (57,986)     (154,862)    (23,223)      (78,283)    (46,124)     (42,211)
     Cost of accumulation units terminated and
       exchanged                                           (9,211)     (159,996)   (158,212)     (165,432)   (723,802)      (8,290)
                                                       -----------  ------------  ----------  ------------ -----------  ------------

             Increase (decrease) in net assets
               from contract owner transactions         2,111,741     1,557,736     105,799     1,196,139    (386,352)      82,019
                                                       -----------  ------------  ----------  ------------ -----------  ------------

             Increase (decrease) in net assets          2,149,054     2,814,516     113,375     1,783,012    (259,303)      67,286

Net assets at beginning of year                           419,963     2,514,903     753,150     1,312,284   1,206,353      470,574
                                                       -----------  ------------  ----------  ------------ -----------  ------------

Net assets at end of year                            $  2,569,017     5,329,419     866,525     3,095,296     947,050      537,860
                                                       ===========  ============  ==========  ============ ===========  ============


(1)  From commencement of operations, May 1, 1999.


                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                       Statements of Changes in Net Assets

                          Year ended December 31, 1999




                                                           VARIABLE INVESTORS SERIES TRUST
                                                         ---------------------------------------

                                                            WORLD       GROWTH &     SMALL CAP         AIM
                                                           EQUITY        INCOME       GROWTH         CAPITAL
                                                          DIVISION      DIVISION     DIVISION       APPRECIATION(1)
                                                         ------------  -----------  ------------  --------------

Operations:
     Net investment income                           $         6,742       33,662       (10,815)       16,710
     Realized gain (loss) on fund shares redeemed             (8,790)      46,398        52,814         9,088
     Net unrealized appreciation (depreciation)
       on investments during the year                        484,769       21,225       762,445       162,762
                                                         ------------  -----------  ------------  --------------

             Net increase (decrease) in net assets
               resulting from operations                     482,721      101,285       804,444       188,560
                                                         ------------  -----------  ------------  --------------

From contract owner transactions:
     Net proceeds from sale of accumulated units             219,476      793,471       235,042       690,836
     Policy contract charges                                 (35,328)     (87,844)      (60,477)      (10,764)
     Cost of accumulation units terminated and
       exchanged                                            (109,769)    (105,075)     (168,906)      (13,006)
                                                         ------------  -----------  ------------  --------------

             Increase (decrease) in net assets
               from contract owner transactions               74,379      600,552         5,659       667,066
                                                         ------------  -----------  ------------  --------------

             Increase (decrease) in net assets               557,100      701,837       810,103       855,626

Net assets at beginning of year                              822,677    1,997,491     1,551,277            --
                                                         ------------  -----------  ------------  --------------

Net assets at end of year                            $     1,379,777    2,699,328     2,361,380       855,626
                                                         ============  ===========  ============  ==============


(1)  From commencement of operations, May 1, 1999.


                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                 Statements of Changes in Net Assets, Continued

                          Year ended December 31, 1999





                                                                                        BANKERS       BANKERS
                                                                       AMERICAN         TRUST          TRUST         TEMPLETON
                                                          AIM           CENTURY         EQUITY        SMALL CAP        INT'L.
                                                         GROWTH  (1)   VP VALUE  (1)    INDEX  (1)    INDEX   (1)   SECURITIES (1)
                                                        ---------      ----------      ---------      ---------      -----------

Operations:
     Net investment income                            $   23,072            (237)         4,675          3,082             (310)
     Realized gain (loss) on fund shares redeemed          5,085            (798)         2,122            737              413
     Net unrealized appreciation (depreciation)
       on investments during the year                     72,596          (4,421)        38,649          6,259           19,268
                                                        ---------      ----------      ---------      ---------      -----------

            Net increase (decrease) in net assets
              resulting from operations                  100,753          (5,456)        45,446         10,078           19,371
                                                        ---------      ----------      ---------      ---------      -----------

From contract owner transactions:
     Net proceeds from sale of accumulated units         715,287         144,669        589,275         76,014          216,441
     Policy contract charges                             (15,321)         (3,720)       (12,584)        (2,932)          (5,579)
     Cost of accumulation units terminated and
       exchanged                                         (13,312)         (4,223)       (17,383)           (13)          (6,369)
                                                        ---------      ----------      ---------      ---------      -----------

            Increase in net assets
              from contract owner transactions           686,654         136,726        559,308         73,069          204,493
                                                        ---------      ----------      ---------      ---------      -----------

            Increase in net assets                       787,407         131,270        604,754         83,147          223,864

Net assets at beginning of year                               --              --             --             --               --
                                                        ---------      ----------      ---------      ---------      -----------

Net assets at end of year                             $  787,407         131,270        604,754         83,147          223,864
                                                        =========      ==========      =========      =========      ===========


(1)  From commencement of operations, May 1, 1999.

See accompanying notes to financial statements.

                      FIRST VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VL

                 Statements of Changes in Net Assets, Continued

                          Year ended December 31, 1999




                                                         LORD
                                                        ABBETT          MFS           MFS              MFS
                                                       GROWTH &         NEW         GROWTH          GROWTH &
                                                        INCOME  (1)  DISCOVERY (1)   (IC)  (1)    INCOME (IC) (1)
                                                     -----------    -----------    ---------     --------------
Operations:
     Net investment income                          $    19,506         18,449          673             (411)
     Realized gain (loss) on fund shares redeemed           (60)        54,221        8,414             (910)
     Net unrealized appreciation (depreciation)
       on investments during the year                    (6,366)       289,747       52,339            8,884
                                                     -----------    -----------    ---------     --------------

            Net increase (decrease) in net assets
              resulting from operations                  13,080        362,417       61,426            7,563
                                                     -----------    -----------    ---------     --------------

From contract owner transactions:
     Net proceeds from sale of accumulated units        275,012      1,021,413      321,047          179,818
     Policy contract charges                             (5,410)       (12,314)      (6,982)          (7,005)
     Cost of accumulation units terminated and
       exchanged                                         (6,357)      (168,859)        (141)          (5,046)
                                                     -----------    -----------    ---------     --------------

            Increase in net assets
              from contract owner transactions          263,245        840,240      313,924          167,767
                                                     -----------    -----------    ---------     --------------

            Increase in net assets                      276,325      1,202,657      375,350          175,330

Net assets at beginning of year                               --              --            --                --
                                                     -----------    -----------    ---------     --------------

Net assets at end of year                            $  276,325      1,202,657      375,350          175,330
                                                     ===========    ===========    =========     ==============


(1)  From commencement of operations, May 1, 1999.

See accompanying notes to financial statements.

                     FIRST VARIABLE LIFE INSURANCE COMPANY -
                               SEPARATE ACCOUNT VL

                       Statements of Changes in Net Assets

                          Year ended December 31, 1998




                                                                              VARIABLE INVESTORS SERIES TRUST
                                                                   --------------------------------------------------------
                                                     FEDERATED                       HIGH
                                                       PRIME                        INCOME       MULTIPLE        MATRIX
                                                       MONEY         GROWTH          BOND       STRATEGIES       EQUITY
                                                      FUND II       DIVISION       DIVISION      DIVISION       DIVISION
                                                     -----------   ------------   -----------   ------------   ------------

Operations:
   Net investment income                           $      5,600        259,244        54,866         63,869         43,433
   Realized gain (loss) on fund shares redeemed              --         (6,830)      (26,762)        24,546        (33,571)
   Net unrealized appreciation (depreciation)
     on investments during the year                          --        299,094         4,432        186,414        116,810
                                                     -----------   ------------   -----------   ------------   ------------

           Net increase in net assets
             resulting from operations                    5,600        551,508        32,536        274,829        126,672
                                                     -----------   ------------   -----------   ------------   ------------

From contract owner transactions:
   Net proceeds from sale of accumulated units          358,835      1,225,672       466,386        750,223        853,105
   Cost of accumulation units terminated and
     exchanged                                           (2,727)       (91,912)     (521,331)      (114,836)       (21,299)
                                                     -----------   ------------   -----------   ------------   ------------

           Increase (decrease) in net assets
             from contract owner transactions           356,108      1,133,760       (54,945)       635,387        831,806
                                                     -----------   ------------   -----------   ------------   ------------

           Increase (decrease) in net assets            361,708      1,685,268       (22,409)       910,216        958,478

Net assets at beginning of year                          58,255        829,635       775,559        402,068        247,875
                                                     -----------   ------------   -----------   ------------   ------------

Net assets at end of year                          $    419,963      2,514,903       753,150      1,312,284      1,206,353
                                                     ===========   ============   ===========   ============   ============


See accompanying notes to financial statements.

                     FIRST VARIABLE LIFE INSURANCE COMPANY -
                               SEPARATE ACCOUNT VL

                       Statements of Changes in Net Assets

                          Year ended December 31, 1998




                                                                   VARIABLE INVESTORS SERIES TRUST
                                                      ----------------------------------------------------------
                                                          U.S.
                                                       GOVERNMENT         WORLD       GROWTH &       SMALL CAP
                                                          BOND           EQUITY        INCOME         GROWTH
                                                        DIVISION        DIVISION      DIVISION       DIVISION
                                                     ---------------    ----------   ------------   ------------

Operations:
   Net investment income                           $        24,191         54,898         36,295        (11,421)
   Realized gain (loss) on fund shares redeemed                124        (31,647)         3,233        (79,910)
   Net unrealized appreciation (depreciation)
     on investments during the year                         (8,920)       (11,058)       108,532        117,155
                                                     ---------------    ----------   ------------   ------------

           Net increase in net assets
             resulting from operations                      15,395         12,193        148,060         25,824
                                                     ---------------    ----------   ------------   ------------

From contract owner transactions:
   Net proceeds from sale of accumulated units             352,694        480,470      1,107,293      1,040,477
   Cost of accumulation units terminated and
     exchanged                                              (3,780)       (49,317)       (84,267)      (109,741)
                                                     ---------------    ----------   ------------   ------------

           Increase (decrease) in net assets
             from contract owner transactions              348,914        431,153      1,023,026        930,736
                                                     ---------------    ----------   ------------   ------------

           Increase (decrease) in net assets               364,309        443,346      1,171,086        956,560

Net assets at beginning of year                            106,265        379,331        826,405        594,717
                                                     ---------------    ----------   ------------   ------------

Net assets at end of year                          $       470,574        822,677      1,997,491      1,551,277
                                                     ===============    ==========   ============   ============


See accompanying notes to financial statements.

                     FIRST VARIABLE LIFE INSURANCE COMPANY -
                               SEPARATE ACCOUNT VL

                          Notes to Financial Statements

                                December 31, 2000


  (1)   ORGANIZATION

        First Variable Life Insurance Company - Separate Account VL (the Fund), which began operations on March 31, 1997, is a segregated account of First Variable Life Insurance Company (First Variable Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Eight of the investment divisions of the Fund are invested solely in the shares of the eight corresponding portfolios of the Variable Investors Series Trust (the Trust), a no-load, diversified, open-end, series management investment company registered under the 1940 Act. The remaining twenty-one investment divisions are invested in the Federated Prime Money Fund II AIM Capital Appreciation, AIM Growth, American Century VP Value, DeAM VIT Equity Index, DeAM VIT Small Capital Index, Templeton International Securities, Lord Abbett Growth and Income, MFS New Discovery (IC), MFS Growth (IC), MFS Growth and Income (IC), Templeton Growth Securities, DeAM VIT EAFE Index, Fidelity Contrafund, Fidelity Growth Opportunities, Fidelity Equity Income, Federated High Income Bond II, Seligman Communication and Information, MFS New Discovery (SC), MFS Growth (SC), and MFS Growth & Income (SC), all of which are open-end management investment companies. Under applicable insurance law, the assets and liabilities of the Fund are clearly identified and distinguished from the other assets and liabilities of First Variable Life. The Fund cannot be charged with liabilities arising out of any other business of First Variable Life.

        First Variable Life is a wholly owned subsidiary of ILona Financial Group, Inc. (ILona) (previously Irish Life of North America, Inc.) ILona is a subsidiary of Irish Life & Permanent plc located in Dublin, Ireland. During 1999 Irish Life plc merged with Irish Permanent plc to form Irish Life & Permanent plc. First Variable Life is domiciled in the State of Arkansas.

        The assets of the Fund are not available to meet the general obligations of First Variable Life or ILona, and are held for the exclusive benefit of the contract owners participating in the Fund.

  (2)   SIGNIFICANT ACCOUNTING POLICIES

        The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

              INVESTMENTS

              The Fund's investments in the corresponding series of mutual funds are stated at the net asset values per share of the respective series, which approximates fair value. Investment transactions are accounted for on the date the shares are purchased or sold. Effective August 1, 2000 the cost of shares sold and redeemed is determined on the weighted average method. Prior to that the first in, first out method was used to determine these amounts. The change in methods resulted in a reclassification and had no impact on net assets. Dividends and capital gain distributions received from the mutual funds are reinvested in additional shares of the respective mutual funds and are recorded as income by the Fund on the ex-dividend date.


              FEDERAL INCOME TAXES

              For Federal income tax purposes, operations of the Fund are combined with those of First Variable Life, which is taxed as a life insurance company. First Variable Life anticipates no tax liability resulting from the operations of the Fund. Therefore, no provision for income taxes has been charged against the Fund.

              USE OF ESTIMATES

              The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

  (3)   INVESTMENTS

        The following table presents selected data for investments in each of the divisions of the Fund at December 31, 2000:

                                                             NUMBER OF                                     NET ASSET
                                                              SHARES                  COST                   VALUE
                                                          ----------------      ------------------      -----------------
        Federated Prime Money Fund II                        1,620,978               1,620,978                 1,620,978
        Growth Division                                        158,943               6,734,416                 4,981,403
        High Income Bond Division                               77,564                 690,613                   510,993
        Multiple Strategies Division                           203,573               3,828,854                 3,254,961
        Matrix Equity Division                                  66,297               1,056,067                   810,744
        U.S. Government Bond Division                           68,711                 711,546                   719,384
        World Equity Division                                   76,278               1,316,711                 1,196,734
        Growth & Income Division                               179,552               2,738,793                 2,682,867
        Small Cap Growth Division                              170,868               4,038,704                 3,457,959
        AIM Capital Appreciation                                90,358               3,375,260                 2,786,628
        AIM Growth                                              90,394               2,806,678                 2,243,577
        American Century VP Value                               65,944                 384,187                   439,849
        DeAM VIT Equity Index                                  105,873               1,598,363                 1,457,875
        DeAM VIT Small Cap Index                                32,123                 378,524                   356,561
        Templeton Int'l Securities                              63,278               1,205,009                 1,181,396
        Lord Abbett Growth & Income                             53,231               1,223,254                 1,354,739
        MFS New Discovery (IC)                                  91,386               1,424,229                 1,517,927
        MFS Growth (IC)                                         19,507                 281,506                   253,588
        MFS Growth & Income (IC)                                 9,685                 199,382                   203,480
        Templeton Growth Securities                             36,666                 485,543                   502,324
        DeAM VIT EAFE Index                                     12,574                 152,679                   140,071
        Fidelity Contrafund                                     13,450                 328,159                   317,960
        Fidelity Growth Opportunities                            2,507                  48,818                    44,324
        Fidelity Equity Income                                   2,052                  49,816                    52,143
        Federated High Income Bond II                           20,301                 180,451                   171,746
        Seligman Communication & Information                    38,472                 815,145                   569,390
        MFS New Discovery (SC)                                  87,240               1,515,375                 1,447,307
        MFS Growth (SC)                                         72,282               1,030,113                   938,225
        MFS Growth & Income (SC)                                11,991                 253,695                   251,575
                                                          ================      ==================      =================

  (4)   NET ASSETS

        Variable life net assets at December 31, 2000 consists of the following:

                                                     ACCUMULATION       ACCUMULATION            NET          2000 TOTAL
                                                        UNITS            UNIT VALUE            ASSETS          RETURN
                                                   -----------------  ------------------   ---------------  -------------
        Cap One Pay policies:
            Federated Prime Money Fund II                 54,432         11.671571                635,307         5.02
            Growth Division                              128,067         18.544991              2,375,011       (15.49)
            High Income Bond Division                     42,288         10.023863                423,886       (12.30)
            Multiple Strategies Division                  84,802         17.231223              1,461,250       (13.40)
            Matrix Equity Division                        27,621         14.271495                394,189       (14.50)
            U.S. Government Bond Division                 43,186         12.490504                539,410        10.07
            World Equity Division                         52,475         16.605655                871,388        (6.89)
            Growth & Income Division                     107,670         15.655578              1,685,636         7.86
            Small Cap Growth Division                     60,471         17.399622              1,052,170       (15.94)
            AIM Capital Appreciation                      68,792         12.343941                849,166       (11.77)
            AIM Growth                                    42,747          9.909159                423,584       (21.30)
            American Century VP Value                      4,474         10.669774                 47,734        17.19
            DeAM VIT Equity Index                         30,340          9.900667                300,388       (10.10)
            DeAM VIT Small Cap Index                       3,518         11.124655                 39,132        (4.76)
            Templeton Int'l Securities                    29,516         10.863900                320,660        (3.27)
            Lord Abbett Growth & Income                   11,915         12.074441                143,871        14.83
            MFS New Discovery (IC)                        37,921         15.882216                602,269        (2.88)
            MFS Growth (IC)                                4,682         12.941798                 60,595        (7.04)
            MFS Growth & Income (IC)                       5,928         10.111651                 59,943        (1.05)
            Templeton Growth Securities                    8,637         10.564971                 91,249         5.65 *
            DeAM VIT EAFE Index                            1,275          8.843767                 11,275       (11.56)*
            Fidelity Contrafund                            4,149          9.384509                 38,932        (6.16)*
            Fidelity Growth Opportunities                    151          8.564505                  1,296       (14.36)*
            Fidelity Equity Income                           466         10.991516                  5,120         9.92 *
            Federated High Income Bond II                  8,560          9.333470                 79,895        (6.67)*
            Seligman Comm. & Information                  20,208          5.561007                112,377       (44.39)*
            MFS New Discovery (SC)                         8,758          9.565473                 83,770        (4.35)*
            MFS Growth (SC)                               48,938          9.041666                442,480        (9.58)*
            MFS Growth & Income (SC)                         980          9.978361                  9,778        (0.22)*
                                                   =================  ==================   ===============  =============

        * Returns for periods less than one
            year are not annualized.

                                                     ACCUMULATION       ACCUMULATION            NET          2000 TOTAL
                                                        UNITS            UNIT VALUE            ASSETS          RETURN
                                                   -----------------  ------------------   ---------------  -------------

        Cap Solutions policies:
            Federated Prime Money Fund II                 86,803         11.268361                978,130         5.25
            Growth Division                              166,064         15.695520              2,606,458       (15.31)
            High Income Bond Division                      9,710          8.970300                 87,105       (12.11)
            Multiple Strategies Division                 122,083         14.692811              1,793,749       (13.21)
            Matrix Equity Division                        35,488         11.738006                416,559        14.31
            U.S. Government Bond Division                 15,701         11.462347                179,974        10.31
            World Equity Division                         21,596         15.065348                325,346        (6.68)
            Growth & Income Division                      78,196         12.752715                997,215         8.10
            Small Cap Growth Division                    161,377         14.908071              2,405,819       (15.76)
            AIM Capital Appreciation                     156,356         12.391431              1,937,478       (11.57)
            AIM Growth                                   182,965          9.947287              1,820,008       (21.13)
            American Century VP Value                     36,609         10.710806                392,114        17.44
            DeAM VIT Equity Index                        116,463          9.938740              1,157,493        (9.90)
            DeAM VIT Small Cap Index                      28,424         11.167462                317,427        (4.54)
            Templeton Int'l Securities                    78,925         10.905679                860,728        (3.06)
            Lord Abbett Growth & Income                   99,900         12.120849              1,210,867        15.08
            MFS New Discovery (IC)                        57,431         15.943290                915,642        (2.66)
            MFS Growth (IC)                               14,855         12.991550                192,993        (6.84)
            MFS Growth & Income (IC)                      14,141         10.150538                143,537        (0.83)
            Templeton Growth Securities                   38,857         10.579028                411,073         5.79 *
            DeAM VIT EAFE Index                           14,544          8.855551                128,796       (11.44)*
            Fidelity Contrafund                           29,693          9.397022                279,028        (6.03)*
            Fidelity Growth Opportunities                  5,017          8.575925                 43,028       (14.24)*
            Fidelity Equity Income                         4,272         11.006138                 47,023        10.06 *
            Federated High Income Bond II                  9,828          9.345905                 91,851        (6.54)*
            Seligman Comm. & Information                  82,072          5.568449                457,015       (44.32)*
            MFS New Discovery (SC)                       142,357          9.578223              1,363,523        (4.22)*
            MFS Growth (SC)                               54,756          9.053717                495,747        (9.46)*
            MFS Growth & Income  (SC)                     24,200          9.991647                241,798        (0.08)*
                                                   =================  ==================   ===============  =============

        * Returns for periods less than one
            year are not annualized

  (5)   PURCHASES AND SALES OF SECURITIES

        Cost of purchases and proceeds from sales of each mutual fund during the year ended December 31, 2000 are shown below:

                                                                                                            PROCEEDS
                                                                                           PURCHASES       FROM SALES
                                                                                         ---------------  --------------

        Federated Prime Money Fund II                                                  $     8,801,407        9,757,162
        Growth Division                                                                      4,440,307        2,044,195
        High Income Bond Division                                                              188,582          326,813
        Multiple Strategies Division                                                         3,289,588        2,147,932
        Matrix Equity Division                                                                 398,950          178,814
        U.S. Government Bond Division                                                          376,463          219,019
        World Equity Division                                                                  945,980          698,179
        Growth & Income Division                                                             1,991,667        1,769,703
        Small Cap Growth Division                                                            7,250,404        4,978,504
        AIM Capital Appreciation                                                             4,096,289        1,642,130
        AIM Growth                                                                           2,682,152          577,697
        American Century VP Value                                                              291,769           39,621
        DeAM VIT Equity Index                                                                1,618,542          621,955
        DeAM VIT Small Cap Index                                                               630,682          334,926
        Templeton Int'l Securities                                                           1,194,938          179,520
        Lord Abbett Growth & Income                                                          1,010,539           67,991
        MFS New Discovery (IC)                                                                 922,414          509,674
        MFS Growth (IC)                                                                        396,368          528,817
        MFS Growth & Income (IC)                                                               155,860          127,063
        Templeton Growth Securities                                                            619,036          136,527
        DeAM VIT EAFE Index                                                                    157,469            4,307
        Fidelity Contrafund                                                                    329,897            1,719
        Fidelity Growth Opportunities                                                            1,848           50,780
        Fidelity Equity Income                                                                   4,278           54,024
        Federated High Income Bond II                                                          183,319            2,774
        Seligman Comm. & Information                                                           856,812           39,719
        MFS New Discovery (SC)                                                               3,229,019        1,691,558
        MFS Growth (SC)                                                                      1,046,256           15,467
        MFS Growth & Income (SC)                                                               292,176           38,152
                                                                                         ===============  ==============

  (6)   EXPENSES

        As more fully disclosed in the prospectus, First Variable Life charges the Fund, based on the value of the Fund, various charges. For Cap One Pay policies, First Variable Life charges the Fund at an annual rate of .90% for mortality and expense risks. For Cap Solutions policies, First Variable Life charges the Fund at an annual rate of .70% for mortality and expense risks. Total charges to the Fund for the year ended December 31, 2000 were $129,245 and $119,217 for Cap One Pay policies and Cap Solutions policies, respectively.


  (7)   DIVERSIFICATION REQUIREMENTS

        Under the provisions of section 817(h) of the Internal Revenue Code (the
        Code), a variable life contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as a life contract for Federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

        The Internal Revenue Service has issued regulations under section 817(h) of the Code. First Variable Life believes that the Fund satisfies the current requirements of the regulations, and it intends that the Fund will continue to meet such requirements.

  (8)   PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

        First Variable Capital Services, Inc., a wholly owned subsidiary of First Variable Life, is principal underwriter and general distributor of the contracts issued through the Fund.




                              Financial Statements

                      First Variable Life Insurance Company


                      FIRST VARIABLE LIFE INSURANCE COMPANY

                        Consolidated Financial Statements

                        December 31, 2000, 1999, and 1998

                   (With Independent Auditors' Report Thereon)


                          REPORT OF INDEPENDENT AUDITORS



     The Board of Directors and Stockholder
     First Variable Life Insurance Company:


     We have audited the accompanying consolidated balance sheets of First Variable Life Insurance Company and subsidiaries (the Company) as of December 31, 2000 and 1999, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The accompanying financial statements of First Variable Life Insurance Company and subsidiaries as of and for the year ended December 31, 1998 were audited by other auditors whose report thereon dated February 2, 1999 expressed an unqualified opinion on those statements.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of First Variable Life Insurance Company and subsidiaries as of December 31, 2000 and 1999 and the consolidated results of their operations and their cash flows for the years ended December 31, 2000 and 1999 in conformity with accounting principles generally accepted in the United States of America.



     /S/ KPMG LLP


     March 30, 2001

        REPORT OF INDEPENDENT AUDITORS

        The Board of Directors and Stockholder
        First Variable Life Insurance Company

        We have audited the accompanying consolidated statements of operations, changes in stockholder's equity, and cash flows for the year ended December 31, 1998 of First Variable Life Insurance Company. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

        We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

        In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, consolidated results of operations and cash flows of First Variable Life Insurance Company for the year ended December 31, 1998 in conformity with accounting principles generally accepted in the United States.



        /S/ Ernst & Young LLP


        Chicago, Illinois
        February 2, 1999

                      FIRST VARIABLE LIFE INSURANCE COMPANY

                           Consolidated Balance Sheets

                           December 31, 2000 and 1999

                        (In thousands, except share data)




                                                        ASSETS                                  2000         1999
                                                                                             -----------  -----------

Investments:
    Fixed maturities - available-for-sale, at fair value
      (amortized cost:  2000 - $130,462; 1999 - $158,248)                                  $    132,858      156,056
    Option contracts                                                                              2,411        2,939
    Equity securities - at fair value
      (cost:  2000 - $0; 1999 - $684)                                                                --           12
    Policy loans                                                                                  1,346          965
                                                                                             -----------  -----------

             Total investments                                                                  136,615      159,972

Cash and cash equivalents                                                                           697        3,944
Accrued investment income                                                                         2,459        3,003
Deferred income tax asset                                                                         1,569           --
Federal income tax recoverable                                                                      200           20
Deferred policy acquisition costs                                                                19,361       15,912
Value of insurance in force acquired                                                              5,676       11,605
Property and equipment, less allowance for depreciation
    of $1,552 in 2000 and $1,106 in 1999                                                          1,010        1,023
Goodwill, less accumulated amortization of $913
    in 2000 and $767 in 1999                                                                      2,010        2,156
Other assets                                                                                        588          617
Assets held in separate accounts                                                                276,342      304,341
                                                                                             -----------  -----------

             Total assets                                                                  $    446,527      502,593
                                                                                             ===========  ===========

                                         LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
    Future policy benefits for annuity and life products                                   $    101,127      119,252
    Unearned revenue reserve                                                                        153          213
    Supplementary contracts without life contingencies                                           18,080       20,831
    Claim liability                                                                                 130           66
    Deferred income tax liability                                                                    --          111
    Due to affiliates                                                                               439          303
    Other liabilities                                                                             1,730        2,012
    Liabilities related to separate accounts                                                    276,342      304,341
                                                                                             -----------  -----------

             Total liabilities                                                                  398,001      447,129
                                                                                             -----------  -----------

Stockholder's equity:
    Capital stock, par value $1.00 per share - authorized
      3,500,000 shares, issued and outstanding 2,500,000 shares                                   2,500        2,500
    Additional paid-in capital                                                                   53,104       53,104
    Accumulated other comprehensive income (loss)                                                   556         (909)
    Retained (deficit) earnings                                                                  (7,634)         769
                                                                                             -----------  -----------

             Total stockholder's equity                                                          48,526       55,464
                                                                                             -----------  -----------

             Total liabilities and stockholder's equity                                    $    446,527      502,593
                                                                                             ===========  ===========


See accompanying notes to consolidated financial statements.

                      FIRST VARIABLE LIFE INSURANCE COMPANY

                        Consolidated Statements of Income

                  Years ended December 31, 2000, 1999, and 1998

                                 (In thousands)




                                                                                        2000        1999        1998
                                                                                     -----------  ---------   ---------

Revenues:
    Annuity and life product charges                                               $      7,069      4,767       4,026
    Reinsurance premium                                                                    (107)       (33)         --
    Net investment income                                                                10,093     15,108      22,295
    Realized (losses) gains on investments                                               (2,816)     7,209       2,723
    Other income                                                                          1,797      3,940       1,576
                                                                                     -----------  ---------   ---------

             Total revenues                                                              16,036     30,991      30,620
                                                                                     -----------  ---------   ---------

Benefits and expenses:
    Annuity and life benefits                                                             6,610     10,208      15,643
    Underwriting, acquisition, and insurance
      expenses                                                                           10,544      9,758       9,828
    Amortization of value of insurance in
      force acquired and deferred policy
      acquisition costs, net                                                              9,368     13,030       3,473
    Management fee paid to parent                                                           721        589         480
    Other expenses                                                                        1,662      1,491       1,469
                                                                                     -----------  ---------   ---------

             Total benefits and expenses                                                 28,905     35,076      30,893
                                                                                     -----------  ---------   ---------

             Loss before Federal income
               tax benefit                                                              (12,869)    (4,085)       (273)
                                                                                     -----------  ---------   ---------

    Federal income tax (benefit) expense:
      Current tax                                                                        (1,997)        (4)         12
      Deferred tax                                                                       (2,469)      (954)       (394)
                                                                                     -----------  ---------   ---------

             Total Federal income tax benefit                                            (4,466)      (958)       (382)
                                                                                     -----------  ---------   ---------

             Net (loss) income                                                     $     (8,403)    (3,127)        109
                                                                                     ===========  =========   =========


See accompanying notes to consolidated financial statements.


                      FIRST VARIABLE LIFE INSURANCE COMPANY

           Consolidated Statements of Changes in Stockholder's Equity

                  Years ended December 31, 2000, 1999, and 1998

                                 (In thousands)




                                                                              ACCUMULATED
                                                           ADDITIONAL            OTHER                                 TOTAL
                                            CAPITAL         PAID-IN          COMPREHENSIVE        RETAINED         STOCKHOLDER'S
                                             STOCK          CAPITAL          INCOME (LOSS)        EARNINGS            EQUITY
                                          ------------   ---------------   -----------------   ---------------  --------------------

Balance at December 31, 1997            $       2,500           53,104             9,066              3,787            68,457

Net income                                         --               --                --                109               109

Net unrealized investment
    loss, net of reclassification
    adjustment                                     --               --              (871)                --              (871)
                                          ------------   ---------------   -----------------   ---------------  --------------------

Comprehensive loss                                                                                                       (762)
                                                                                                                --------------------

Balance at December 31, 1998                    2,500           53,104             8,195              3,896            67,695

Net income                                         --               --                --             (3,127)           (3,127)

Net unrealized investment
    loss, net of reclassification
    adjustment                                     --               --            (9,104)                --            (9,104)
                                          ------------   ---------------   -----------------   ---------------  --------------------

Comprehensive loss                                                                                                    (12,231)
                                                                                                                --------------------

Balance at December 31, 1999                    2,500           53,104              (909)               769            55,464

Net loss                                           --               --                --             (8,403)           (8,403)

Net unrealized investment
    gain, net of reclassification
    adjustment                                     --               --             1,465                 --             1,465
                                          ------------   ---------------   -----------------   ---------------  --------------------

Comprehensive loss                                                                                                     (6,938)
                                                                                                                --------------------

Balance at December 31, 2000            $       2,500           53,104               556             (7,634)           48,526
                                          ============   ===============   =================   ===============  ====================


See accompanying notes to consolidated financial statements.

                      FIRST VARIABLE LIFE INSURANCE COMPANY

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 2000, 1999, and 1998

                                 (In thousands)




                                                                                 2000         1999          1998
                                                                              -----------  ------------   ----------

Operating activities:
    Net (loss) income                                                       $     (8,403)       (3,127)         109
    Adjustments to reconcile net (loss) income to net
      cash provided by operating activities:
        Adjustments related to interest-sensitive products:
           Annuity and life benefits                                               6,501        10,159       15,643
           Annuity product charges                                                (7,069)       (4,767)      (4,026)
        Realized losses (gains) on investments                                     2,816        (7,209)      (2,723)
        Policy acquisition costs deferred                                         (9,892)       (7,492)      (3,665)
        Amortization of deferred policy acquisition costs                          5,466         4,151          912
        Provision for depreciation and other amortization                          4,374         9,244        2,154
        Provision for income taxes                                                (2,649)       (1,061)        (382)
        Other                                                                        430         1,955          482
                                                                              -----------  ------------   ----------

             Net cash (used in) provided by operating activities                  (8,426)        1,853        8,504
                                                                              -----------  ------------   ----------

Investing activities:
    Sale, maturity, or repayment of fixed
      maturity investments                                                        28,039       111,503       61,253
    Acquisition of fixed maturities                                               (2,267)      (16,696)     (29,074)
    Change in value of option contracts                                              527          (660)      (1,223)
    Policy loans and other                                                          (813)       (1,078)        (840)
                                                                              -----------  ------------   ----------

             Net cash provided by investing activities                            25,486        93,069       30,116
                                                                              -----------  ------------   ----------

Financing and other miscellaneous activities:
    Receipts from interest-sensitive products
      credited to policyholder account balances                                   70,405        72,176       58,317
    Return of policyholder account balances on
      interest-sensitive products                                                (90,712)     (166,507)     (96,613)
                                                                              -----------  ------------   ----------

             Net cash used in financing and other
               miscellaneous activities                                          (20,307)      (94,331)     (38,296)
                                                                              -----------  ------------   ----------

             Net (decrease) increase in cash and
               cash equivalents                                                   (3,247)          591          324

Cash and cash equivalents at beginning of year                                     3,944         3,353        3,029
                                                                              -----------  ------------   ----------

Cash and cash equivalents at end of year                                    $        697         3,944        3,353
                                                                              ===========  ============   ==========


See accompanying notes to consolidated financial statements.


                      FIRST VARIABLE LIFE INSURANCE COMPANY

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999, and 1998




  (1)   SIGNIFICANT ACCOUNTING POLICIES

              ORGANIZATION AND NATURE OF BUSINESS

              First Variable Life Insurance Company (the Company), a life insurance company domiciled in the State of Arkansas, is a wholly owned subsidiary of ILona Financial Group, Inc. (ILona) (previously Irish Life of North America, Inc.) ILona is a subsidiary of Irish Life & Permanent plc located in Dublin, Ireland. During 1999 Irish Life plc merged with Irish Permanent plc to form Irish Life & Permanent plc.

              The Company is licensed in 49 states and sells variable and fixed annuity products and variable universal life products through regional wholesalers and insurance brokers.

              CONSOLIDATION

              The consolidated financial statements include the Company and its wholly owned subsidiaries, First Variable Advisory Services Corp. and First Variable Capital Services, Inc. All significant intercompany transactions have been eliminated.

              INVESTMENTS

                  Fixed Maturities and Equity Securities

                  Fixed-maturity securities (bonds) are categorized as "available-for-sale," and as a result, are reported at fair value, with unrealized gains and losses on these securities included directly in accumulated other comprehensive income in stockholder's equity, net of certain adjustments (see note 3).

                  Option contracts are carried at unamortized premium paid for the contract adjusted for changes in their intrinsic value resulting from movements in the S&P 500 index. Changes in the intrinsic value are credited to investment income.

                  Policy loans are carried at unpaid principal balances.

                  Premiums and discounts on investments are amortized or accreted using methods which result in a constant yield over the securities' expected lives. Amortization or accretion of premiums and discounts on mortgage and asset-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

                  Equity securities (common stocks) are reported at fair value. The change in unrealized gain and loss of equity securities (net of related deferred income taxes, if any) is included directly in accumulated other comprehensive income in stockholder's equity.

              REALIZED GAINS AND LOSSES ON INVESTMENTS

              The carrying values of all the Company's investments are reviewed on an ongoing basis for credit deterioration, and if this review indicates a decline in market value that is other than temporary, the Company's carrying value in the investment is reduced to its estimated realizable value (the sum of the estimated nondiscounted cash flows) and a specific write-down is taken. Such reductions in carrying value are recognized as realized losses and charged to income. Realized gains and losses on sales are determined on the basis of specific identification of investments.

              CASH AND CASH EQUIVALENTS

              For purposes of the consolidated statements of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

              DEFERRED POLICY ACQUISITION COSTS AND VALUE OF INSURANCE IN FORCE ACQUIRED

              To the extent recoverable from future policy revenues and gross profits, certain costs of acquiring new insurance business, principally commissions and other expenses related to the production of new business, have been deferred. The value of insurance in force acquired is an asset that arose at the date the Company was acquired by ILona. The initial value was determined by an actuarial study using expected future gross profits as a measurement of the net present value of the insurance acquired.

              For variable universal life insurance and investment products, these costs are being amortized generally in proportion to expected gross profits from surrender charges and investment, mortality, and expense margins. That amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of unrealized investment gains and losses) to be realized from a group of products are revised.

              PROPERTY AND EQUIPMENT

              Property and equipment are reported at cost, less allowances for depreciation. Depreciation expense is computed primarily using the straight-line method over the estimated useful lives of the assets.

              GOODWILL

              Goodwill represents the excess of the fair value of assets exchanged over the net assets acquired at the date the Company was acquired by ILona. Goodwill is being amortized on a straight-line basis over a period of twenty years.

              The carrying value of goodwill is regularly reviewed for indication of impairment in value which, in the view of management, is other than temporary. If facts and circumstances suggest that goodwill is impaired, the Company will assess the fair value of the underlying business and reduce goodwill to an amount that results in the book value of the underlying business approximating fair value. The Company has not recorded any such write-downs of goodwill.

              FUTURE POLICY BENEFITS

              Future policy benefit reserves for annuity and variable universal life products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances. Interest crediting rates for annuity products ranged from 3.0% to 8.0% in 2000, 3.0% to 10% in 1999, and 3.0% to 7.0% in 1998.

              DEFERRED INCOME TAXES

              Deferred income tax assets or liabilities are computed based on the difference between the financial statement and income tax basis of assets and liabilities using the enacted marginal tax rate. Deferred income tax expenses or credits are based on the changes in the related asset or liability from period to period.

              SEPARATE ACCOUNTS

              The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered, principally for the benefit of certain policyholders who bear the investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of income.

              RECOGNITION OF PREMIUM REVENUES AND COSTS

              Revenues for annuity and variable universal life products consist of policy charges for the cost of insurance, administration charges, and surrender charges assessed against policyholder account balances during the period. Expenses related to these products include interest credited to policyholder account balances and benefit claims incurred in excess of policyholder account balances.

              Approximately 52% and 60% of the direct business written (as measured by premiums received) during the periods ended December 31, 2000 and 1999, respectively, was written through two broker dealers. Approximately 35% of the direct business written during the period ended December 31, 1998 was written through three broker dealers. Direct premiums are not concentrated in any geographical area.

              USE OF ESTIMATES

              The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

              Significant estimates and assumptions are utilized in the calculation of deferred policy acquisition costs, policyholder liabilities and accruals, postretirement benefits, guaranty fund assessment accruals, and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the consolidated financial statements.

              PENDING ACCOUNTING STANDARDS

              In June 1998, the Financial Accounting Standards Board (FASB) issued SFAS No. 133, Accounting for Derivatives Instruments and for Hedging Activities, and in June 2000 issued SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities. The requirements of SFAS No. 133 were delayed by SFAS No. 137, Deferral of the Effective Date of SFAS Statement No 133. Both SFAS No. 133 and 138 are effective for financial statements for periods beginning after June 15, 2000. SFAS No. 133 requires all derivatives to be recorded on the balance sheet at estimated fair value and it will broaden the definition of derivative instruments to include all classes of financial assets and liabilities. It will also require separate disclosure of identifiable derivative instruments embedded in hybrid securities. The change in fair value is to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designed as part of a hedge transaction and, if it is, on the type of hedge transaction. The Company does not anticipate any material impact of adopting SFAS No. 133 and No. 138.

  (2)   FAIR VALUES OF FINANCIAL INSTRUMENTS

        SFAS 107, Disclosures About Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the consolidated balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS 107 also excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented herein are limited by each of these factors and do not purport to represent the underlying value of the Company.

        The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

              Fixed-Maturity Securities: Fair values of fixed-maturity securities have been determined by the Company's outside investment manager and are based on quoted market prices, when available, or price matrices for securities which are not actively traded, developed using yield data and other factors relating to instruments or securities with similar characteristics.

              Option Contacts: The fair values for option contracts are based on settlement values and quoted market prices of comparable instruments. Similar characteristics are aggregated for the purpose of the calculations.

              Equity Securities: The fair values for equity securities are based on quoted market prices.

              Policy Loans: The Company has not determined the fair values associated with its policy loans, as management believes any differences between the Company's carrying value and the fair values afforded these instruments are immaterial to the Company's financial position and, accordingly, the cost to provide such disclosure would exceed the benefit derived. At December 31, 2000 and 1999, the interest rate related to the outstanding policy loans ranges between 4% and 6%.

              Cash and Cash Equivalents: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

              Assets and Liabilities of Separate Accounts: Separate account assets and liabilities are reported at estimated fair value in the Company's consolidated balance sheets.

              Future Policy Benefits for Annuity and Life Products and Supplementary Contracts Without Life Contingencies: Fair values of the Company's liabilities under contracts not involving significant mortality or morbidity risks (principally deferred annuities) are stated at the policyholder account value. The Company is not required to and has not estimated fair value of its liabilities under other contracts.

        The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of SFAS 107 at December 31, 2000 and 1999:

                                                                        2000                           1999
                                                             ----------------------------  -----------------------------
                                                               CARRYING         FAIR         CARRYING          FAIR
                                                                VALUE          VALUE           VALUE          VALUE
                                                             -------------  -------------  --------------  -------------
                                                                                   (In thousands)

        Assets:
            Fixed maturities - available-for-sale          $     132,858        132,858        156,056         156,056
            Option contracts                                       2,411          2,411          2,939           2,939
            Equity security                                           --             --             12              12
            Policy loans                                           1,346          1,346            965             965
            Cash and cash equivalents                                697            697          3,944           3,944
            Assets held in separate accounts                     276,342        276,342        304,341         304,341
                                                             =============  =============  ==============  =============

        Liabilities:
            Future policy benefits for annuity and
               life products                               $     101,127        101,127        119,252         119,252
            Supplementary contracts without life
               contingencies                                      18,080         18,080         20,831          20,831
            Liabilities related to separate accounts             276,342        276,342        304,341         304,341
                                                             =============  =============  ==============  =============


  (3)   INVESTMENTS

              FIXED MATURITIES AND EQUITY SECURITIES

              The following tables contain amortized costs and fair value information on fixed maturities (bonds) and an equity security (common stock) at December 31, 2000 and 1999:

                                                                                        2000
                                                             -----------------------------------------------------------
                                                               COST OR          GROSS           GROSS
                                                              AMORTIZED      UNREALIZED      UNREALIZED        FAIR
                                                                 COST           GAINS          LOSSES          VALUE
                                                             -------------  --------------  --------------  ------------
                                                                                   (In thousands)

              Fixed maturities - available-for-sale:
                  United States government
                    and agencies:
                      Mortgage and asset-backed
                        securities                        $       13,857           947              14          14,790
                      Other                                        2,923            54              --           2,977
                  State, municipal, and other
                    governments
                  Public utilities                                25,821         1,019             208          26,632
                  Industrial and miscellaneous                    87,861         2,112           1,514          88,459
                                                             -------------  --------------  --------------  ------------

                      Total fixed maturities -
                        available-for-sale                $      130,462         4,132           1,736         132,858
                                                             =============  ==============  ==============  ============





                                                                                        1999
                                                             -----------------------------------------------------------
                                                               COST OR          GROSS           GROSS
                                                              AMORTIZED      UNREALIZED      UNREALIZED        FAIR
                                                                 COST           GAINS          LOSSES          VALUE
                                                             -------------  --------------  --------------  ------------
                                                                                   (In thousands)

              Fixed maturities - available-for-sale:
                  United States government
                    and agencies:
                      Mortgage and asset-backed
                        securities                        $       15,278           627             160          15,745
                      Other                                        3,943            40              53           3,930
                  State, municipal, and other
                    governments                                    2,001             9              --           2,010
                  Public utilities                                29,233           819             484          29,568
                  Industrial and miscellaneous                   107,793         1,124           4,114         104,803
                                                             -------------  --------------  --------------  ------------

                      Total fixed maturities -
                        available-for-sale                $      158,248         2,619           4,811         156,056
                                                             =============  ==============  ==============  ============

              Equity security                             $          684            --             672              12
                                                             =============  ==============  ==============  ============

              The amortized cost and fair value of the Company's portfolio of fixed-maturity securities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                            ESTIMATED
                                                                                            AMORTIZED        MARKET
                                                                                              COST            VALUE
                                                                                          --------------  --------------
                                                                                                 (In thousands)
                                                                                                    5
              Due in one year or less                                                  $        4,058           4,077
              Due after one year through five years                                            49,233          49,886
              Due after five years through ten years                                           26,478          25,920
              Due after ten years                                                              36,836          38,185
              Mortgage and asset-backed securities                                             13,857          14,790
                                                                                          --------------  --------------

                                                                                       $      130,462         132,858
                                                                                          ==============  ==============

              The unrealized gain or loss on fixed-maturity and equity securities available-for-sale is reported as accumulated other comprehensive income, reduced by adjustments to deferred policy acquisition costs and value of insurance in force acquired that would have been required as a charge or credit to income had such amounts been realized, and reduced by a provision for deferred income taxes. Net unrealized investment gains and losses that are recorded as accumulated other comprehensive income are comprised of the following:

                                                                                                     DECEMBER 31,
                                                                                               -------------------------
                                                                                                  2000         1999
                                                                                               ------------ ------------
                                                                                                    (In thousands)

              Unrealized gain (loss) on fixed-maturity and equity securities
                  available-for-sale                                                         $     2,396       (2,864)
              Adjustments for assumed changes in amortization pattern of:
                  Deferred policy acquisition costs                                                 (459)         518
                  Value of insurance in force acquired                                            (1,081)         948
              Deferred income tax liability                                                         (300)         489
                                                                                               ------------ ------------

                       Net unrealized investment gain (loss)                                 $       556         (909)
                                                                                               ============ ============

              NET INVESTMENT INCOME

              Components of net investment income are as follows:

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                ----------------------------------------
                                                                                   2000          1999          1998
                                                                                ------------  -----------  -------------
                                                                                            (In thousands)
              Income from:
                  Fixed maturities                                            $    10,710        14,473        21,181
                  Cash and cash equivalents                                           130           172           155
                  Option contracts                                                   (527)          660         1,118
                  Policy loans                                                         53            33            37
                  Other                                                                 8             8            --
                                                                                ------------  -----------  -------------

                                                                                   10,374        15,346        22,491

              Less investment expenses                                               (281)         (238)         (196)
                                                                                ------------  -----------  -------------

                         Net investment income                                $    10,093        15,108        22,295
                                                                                ============  ===========  =============



              REALIZED AND CHANGE IN UNREALIZED GAINS AND LOSSES

              Realized gains (losses) and the change in unrealized gain (loss) on investments are summarized below:

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                 ---------------------------------------
                                                                                    2000          1999         1998
                                                                                 ------------  ------------ ------------
                                                                                             (In thousands)

              Realized (loss) gain:
                  Fixed maturities                                             $    (2,132)        7,209        2,723
                  Equity security                                                     (684)           --           --
                                                                                 ------------  ------------ ------------

                       Total realized (loss) gain                              $    (2,816)        7,209        2,723
                                                                                 ============  ============ ============

              Change in unrealized:
                  Fixed maturities                                             $     4,588       (21,138)      (1,576)
                  Equity security                                                      672          (161)        (652)
                                                                                 ------------  ------------ ------------

                       Change in unrealized gain
                         (loss) on investments                                 $     5,260       (21,299)      (2,228)
                                                                                 ============  ============ ============



              An analysis of sales, maturities, principal repayments, and permanent impairments of the Company's fixed maturities and equity securities portfolio for the years ended December 31, 2000, 1999, and 1998 is as follows:

                                                                                      2000
                                                          --------------------------------------------------------------
                                                                               GROSS          GROSS
                                                            AMORTIZED        REALIZED       REALIZED
                                                               COST            GAINS         LOSSES         PROCEEDS
                                                          ---------------  --------------  ------------  ---------------
                                                                                 (In thousands)

              Impairments                               $        2,182            --          2,182                --
              Scheduled principal repayments
                  and calls                                      6,177            --              2             6,175
              Sales                                             22,496           135            767            21,864
                                                          ---------------  --------------  ------------  ---------------

                                                        $       30,855           135          2,951            28,039
                                                          ===============  ==============  ============  ===============


                                                                                      1999
                                                          --------------------------------------------------------------
                                                                               GROSS          GROSS
                                                            AMORTIZED        REALIZED       REALIZED
                                                               COST            GAINS         LOSSES         PROCEEDS
                                                          ---------------  --------------  ------------  ---------------
                                                                                 (In thousands)

              Scheduled principal repayments
                  and calls                             $       28,387         2,051              4            30,434
              Sales                                             75,907         5,431            269            81,069
                                                          ---------------  --------------  ------------  ---------------

                                                        $      104,294         7,482            273           111,503
                                                          ===============  ==============  ============  ===============


                                                                                      1998
                                                          --------------------------------------------------------------
                                                                               GROSS          GROSS
                                                            AMORTIZED        REALIZED       REALIZED
                                                               COST            GAINS         LOSSES         PROCEEDS
                                                          ---------------  --------------  ------------  ---------------
                                                                                 (In thousands)

              Scheduled principal repayments
                  and calls                             $       29,801           909             1             30,709
              Sales                                             28,729         1,861            46             30,544
                                                          ---------------  --------------  ------------  ---------------

                                                        $       58,530         2,770            47             61,253
                                                          ===============  ==============  ============  ===============

              Income taxes during the years ended December 31, 2000, 1999, and 1998 include a provision of $(985,000), $1,613,000, and $926,000, respectively, for the tax effect of realized gains.

              OTHER

              At December 31, 2000 and 1999, fixed maturities with a carrying value of 8,030,000 and $8,017,000, respectively, were held on deposit with state agencies to meet regulatory requirements.

              The Company has acquired call option contracts relating to its equity-indexed annuity product to hedge increases in the S&P 500 index. The options are purchased concurrently with the issuance of these annuity contracts and expire, if not utilized, at the end of the annuities' term. The Company pays, at the beginning of the option contract, a premium for transferring the risk of unfavorable changes in the S&P 500 index.

              CONCENTRATIONS OF CREDIT RISK

              No investment in any person or its affiliates (other than bonds issued by agencies of the United States Government) exceeded 10% of stockholder's equity at December 31, 2000.

              The Company's investment in public utility bonds at December 31, 2000 represents 20% of total investments and 6% of total assets. The holdings of public utility bonds are widely diversified and all issues met the Company's investment policies and credit standards when purchased.

  (4)   COMPREHENSIVE INCOME

        A summary of the net unrealized gain (loss) recognized in other comprehensive income is as follows:

                                                                                         YEAR ENDED DECEMBER 31,
                                                                                  --------------------------------------
                                                                                     2000         1999          1998
                                                                                  -----------  ------------  -----------
                                                                                             (In thousands)
        Other comprehensive income:
            Net unrealized gain (loss) arising during
              the year, net of taxes of $(855),
                $5,662, and ($166), respectively                                $     1,589      (10,926)          315
            Reclassification adjustment, net of taxes
              of $(986), $1,608, and $926, respectively                               1,830       (3,103)       (1,797)
                                                                                  -----------  ------------  -----------

                                                                                      3,419      (14,029)       (1,482)
                                                                                  -----------  ------------  -----------

            Adjustments:
              Deferred policy acquisition costs, net
                of taxes of $(342), $715, and $70, respectively                        (635)       1,375           138
              Value of insurance in force acquired,
                net of taxes of $(710), $1,844, and
                  $238, respectively                                                 (1,319)       3,550           473
                                                                                  -----------  ------------  -----------

                                                                                     (1,954)       4,925           611
                                                                                  -----------  ------------  -----------

                     Net unrealized gain (loss) recognized
                       in other comprehensive income                            $     1,465       (9,104)         (871)
                                                                                  ===========  ============  ===========



  (5)   VALUE OF INSURANCE IN FORCE ACQUIRED

        The value of insurance in force acquired is an asset that represents the present value of future profits on business acquired. An analysis of the value of insurance in force acquired for the years ended December 31, 2000, 1999, and 1998 is as follows:

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                 ---------------------------------------
                                                                                    2000          1999         1998
                                                                                 ------------  ------------ ------------
                                                                                             (In thousands)
        Excluding impact on net unrealized investment gains and
            losses:
               Balance at beginning of year                                    $     10,657        19,535      22,096
               Accretion of interest during the year                                    541         1,289       1,457
               Amortization of asset                                                 (4,441)      (10,167)     (4,018)
                                                                                 ------------  ------------ ------------

        Balance prior to impact of net unrealized investment gains
            and losses                                                                6,757        10,657      19,535
        Impact of net unrealized investment losses and gains                         (1,081)          948      (4,446)
                                                                                 ------------  ------------ ------------

        Balance at end of year                                                 $      5,676        11,605      15,089
                                                                                 ============  ============ ============


        During the year ended December 31, 1999, the amortization of value of insurance in force acquired was increased by $3,900,000 due to gains realized on securities sold supporting the acquired block of business. The interest crediting rate applied to the value of insurance in force is 6.6% in 2000, 1999, and 1998. Amortization of the value of insurance in force acquired for the next five years ending December 31 is expected to be as follows: 2001 - $931,000; 2002 - $841,000; 2003 - $723,000;
        2004 - $631,000; and 2005 - $550,000.

  (6)   DEFERRED POLICY ACQUISITION COSTS

        Deferred policy acquisition costs is an asset which represents the deferral of costs which vary with and directly relate to the production of new business. An analysis of deferred acquisition costs for the years ended December 31, 2000, 1999, and 1998 is as follows:

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                 ---------------------------------------
                                                                                    2000          1999         1998
                                                                                 ------------  ------------ ------------
                                                                                             (In thousands)
        Excluding impact on net unrealized investment losses and
            gains:
               Balance at beginning of year                                    $     15,394        12,053       9,300
               Costs capitalized during the year                                      9,892         7,492       3,665
               Net amortization of asset                                             (5,466)       (4,151)       (912)
                                                                                 ------------  ------------ ------------

        Balance prior to impact of net unrealized investment losses
            and gains                                                                19,820        15,394      12,053
        Impact of net unrealized investment losses and gains                           (459)          518      (1,572)
                                                                                 ------------  ------------ ------------

        Balance at end of year                                                 $     19,361        15,912      10,481
                                                                                 ============  ============ ============


        During the year ended December 31, 1999, the amortization of deferred policy acquisition costs was increased by $200,000 due to gains realized on securities sold supporting the acquired block of business. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

  (7)   FEDERAL INCOME TAXES

        Prior to 2000, the Company filed Federal income tax returns on a separate Company basis. Beginning in 2000, the Company is included in the consolidated Federal income tax return filed by ILona. ILona and the other members of the consolidated tax group have adopted a policy of allocating current income tax expenses or credits based upon the pro rata contribution of taxable income or losses, which generally results in reporting income taxes as though it filed a separate return. The Company filed an election under Internal Revenue Code Section 338(h)(10) which allowed the Company to record its tax-basis assets at market value at the date the Company was acquired by ILona. The resulting tax-basis goodwill is being amortized over a 15-year period.

        Income tax benefit is included in the consolidated financial statements as follows:

                                                                                          YEAR ENDED DECEMBER 31,
                                                                                    ------------------------------------
                                                                                       2000        1999         1998
                                                                                    -----------  ----------  -----------
                                                                                              (In thousands)
        Income tax benefit in consolidated statements of income on income
            before income tax (benefit) expense                                   $   (4,466)        (958)      (382)

        Tax expense (benefit) in consolidated statements of changes in stockholder's equity -
                 amounts attributable to change in accumulated
                 other comprehensive income during year -
                   deferred                                                              789       (4,711)      (438)
                                                                                    -----------  ----------  -----------

                                                                                  $   (3,677)      (5,669)      (820)
                                                                                    ===========  ==========  ===========

        The effective tax rate on loss before income tax benefit is different from the prevailing Federal income tax rate as follows:

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       ---------------------------------
                                                                                         2000       1999        1998
                                                                                       ---------- ----------  ----------
                                                                                                (In thousands)

        Loss before income tax benefit                                              $    (12,869)    (4,085)     (273)
                                                                                       ========== ==========  ==========

        Income tax benefit at Federal statutory rate (35% 2000, 35% 1999,
            and 34% 1998)                                                           $     (4,504)    (1,430)      (93)
        Tax effect increase (decrease) of - other                                             38        472      (289)
                                                                                       ---------- ----------  ----------

        Income tax benefit                                                          $     (4,466)      (958)     (382)
                                                                                       ========== ==========  ==========



        Deferred income taxes have been established by the Company based on the temporary differences, the reversal of which will result in taxable or deductible amounts in future years when the related asset or liability is recovered or settled, within each entity. The tax effect of temporary differences giving rise to the Company's deferred income tax assets and liabilities at December 31, 2000 and 1999 is as follows:

                                                                    2000         1999
                                                                 ------------ ------------

        Deferred tax assets:
            Future policy benefits                             $     3,803        2,958
            Operating loss carryforwards                             2,275        1,092
            Unrealized depreciation on investments                      --          202
            Value of insurance in force acquired                     1,828          188
            Other                                                      157          216
                                                                 ------------ ------------

                                                                     8,063        4,656
                                                                 ------------ ------------

        Deferred tax liabilities:
            Investment securities                                     (971)          --
            Deferred policy acquisition costs                       (5,043)      (4,320)
            Other                                                     (480)        (447)
                                                                 ------------ ------------

                                                                    (6,494)      (4,767)
                                                                 ------------ ------------

                 Net deferred tax asset (liability)            $     1,569         (111)
                                                                 ============ ============


        Based upon the historical earnings of the members of the consolidated group, future expectations of adjusted taxable income, as well as reversing gross deferred tax liabilities, the Company believes it is more likely than not that gross deferred tax assets will be fully realized and that a valuation allowance with respect to the realization of the total gross deferred tax assets is not necessary.

        The Company has Federal net operating loss carryforwards reportable on its Federal tax return aggregating $5,883,000 at December 31, 2000 which expire from 2011 to 2020.

  (8)   RETIREMENT AND COMPENSATION PLANS

        Substantially all full-time employees of the Company are covered by a noncontributory defined benefit pension plan (Pension Plan) sponsored by ILona. The benefits are based on years of service and the employee's compensation. In addition, effective January 1, 1996 ILona adopted a nonqualified supplemental plan (Supplemental Plan) to provide benefits in excess of limitations established by the Internal Revenue Code (the
        Code). The Company records its required contributions as pension expense related to both these plans. The Company expensed insignificant amounts in 2000, 1999 and 1998 for these plans. The participation in the Pension Plan was frozen in December 2000 and no employees hired after January 1, 2001 will participate in the Pension Plan.

        Substantially all of the employees are eligible for a 401(k) employee savings plan (Savings Plan) sponsored by ILona. Employees can contribute up to 15% of their annual salary (with a maximum contribution of $10,500 in 2000) to the Savings Plan. The Company contributes an additional amount, subject to limitations, based on the voluntary contribution of the employee. Further, the plan provides for additional employer contributions based on the discretion of the Board of Directors. Expense related to the Savings Plan was $163,000, $87,000, and $77,000, for the years ended December 31, 2000, 1999, and 1998, respectively.

        At December 31, 1999 the Company had an accrual of $177,000 for an incentive compensation plan for certain officers of the Company. This amount was reversed during 2000 and no payments were made. There was no expense in 2000 for the incentive compensation plan.

  (9)   STOCKHOLDER'S EQUITY - STATUTORY LIMITATIONS ON DIVIDEND

        The ability of the Company to pay dividends to ILona is restricted due to the fact that prior approval of insurance regulatory authorities is normally required for payment of dividends to the stockholder which exceed an annual limitation. During 2001, this annual limitation aggregates to $2,146,000; however, pursuant to a directive received from the Arkansas Insurance Department in 1991, any proposed payment of a dividend currently requires its approval. Also, the amount ($26,551,000 at December 31, 2000) by which stockholder's equity stated in conformity with accounting principles generally accepted in the United States of America exceeds statutory capital and surplus as reported is restricted and cannot be distributed.

        Net income (loss) for the Company, as determined in accordance with statutory accounting practices, was ($6,276,000), $222,000, and ($2,466,000) for the years ended December 31, 2000, 1999, and 1998, respectively. Total statutory capital and surplus was $23,956,000 at December 31, 2000 and $31,068,000 at December 31, 1999, respectively.

        The NAIC has codified statutory accounting practices, which are expected to constitute the only source of prescribed statutory accounting practices and are effective January 1, 2001. Codification will change prescribed statutory accounting practices and will result in certain changes to the accounting practices that insurance enterprises use to prepare their statutory financial statements. The Arkansas Insurance Department has adopted the NAIC's codification. The Company has yet to determine the impact of adopting the NAIC Codification on their statutory financial statements; therefore, it is not known whether or not the impact of adopting codification will be material to the financial statements. Some of the more significant changes resulting from the NAIC's codification include:

          o    Recording of deferred income tax assets and liabilities;

          o Prohibiting deposit type contracts to be recorded as insurance contracts; instead, amounts received as payments for such contracts shall be recorded directly to an appropriate policy reserve account, not as revenue, and payments that represent a return of policyholder balances shall be recorded as a direct decrease of policy reserves, not recorded as expenses.

          o Accruing a liability for guaranty fund and other assessments at the time of insolvency;

          o Changes in valuation methods allowed for subsidiaries, affiliates, and controlled entities;

          o    Impairment valuations are required on securities; and

          o Eliminating cost of collection in excess of loading on due and deferred premiums.

 (10)   COMMITMENTS AND CONTINGENCIES

        The Company leases its home office space and certain other equipment under operating leases which run through 2001. During 1998, the Company moved to its current location and subleased its previous office space. Rent received under the sublease agreement is netted against rent expense. During the years ended December 31, 2000, 1999, and 1998, rent expense totaled $346,000, $387,000, and $361,000, respectively. At December 31, 2000 minimum rental payments due under all noncancelable operating leases, including the lease agreement on the Company's previous office space, with initial terms of one year or more, are $302,000 in 2001 and none thereafter.

        The Company is periodically subject to various lawsuits which arise in the ordinary course of business. Management believes there are no material contingencies outstanding at December 31, 2000.

        Assessments are, from time to time, levied on the Company by life and health guaranty associations in most states in which the Company is licensed to cover losses of policyholders of insolvent or rehabilitated companies. In some states, these assessments can be partially recovered through a reduction in future premium taxes. Assessments have not been material to the Company's financial statements in the past. Management does not anticipate any significant net effect on the financial condition or results of operations of the Company from such assessments.

        The American Institute of Certified Public Accountants issued Statement of Position 97-3 (SOP 97-3), Accounting by Insurance and Other Enterprises for Insurance-Related Assessments, which requires the accrual of guaranty fund assessments. SOP 97-3 is effective beginning January 1, 1999. The Company has recorded a liability of $135,000 and $165,000 at December 31, 2000 and 1999, respectively, for future payments of guarantee assessments, which was charged to underwriting, acquisition, and insurance expenses in the consolidated statements of income.

 (11)   RELATED-PARTY TRANSACTIONS

        The Company has a management agreement with ILona to provide for certain management services. Amounts paid by the Company pursuant to this agreement were $721,000, $589,000, and $480,000 in 2000, 1999, and 1998,
        respectively. An expense allocation agreement was entered into with Inter-State Assurance Company, a subsidiary of ILona, to provide for certain administrative functions. Amounts paid during 2000, 1999, and 1998 by the Company pursuant to this agreement were $1,101,000, $684,000, and $506,000, respectively.

        The Company charged fees to various affiliates for shared services, such as rent, amounting to $147,000 in 2000. In 1999 the Company paid an affiliate $28,000 related to shared services and none were paid in 1998.

        The Company produces business through its broker/dealer affiliate, IAC Securities, Inc. Total commissions paid to IAC Securities, Inc. in 2000, 1999, and 1998 amounted to $2,180,000, $1,353,000, and $632,000, respectively.

(12)    TRANSFER OF BLOCK OF BUSINESS

        In 1999, the Company transferred a block of its deferred annuity business relating to the State of Arkansas Deferred Compensation Plan. Fixed reserves of $74,205,000 were transferred to AUSA Life, and bonds with a book value of $70,647,000 were sold to fund this transfer. Separate account assets and liabilities totaling $41,117,000 were also transferred to AUSA Life.

        The effect on the consolidated statements of income from this transaction is as follows:

                                                            YEAR ENDED
                                                         DECEMBER 31, 1999
                                                         ------------------
                                                          (In thousands)

Revenues:
   Realized gains on investments                      $          4,978
   Other income                                                  2,206
                                                         ------------------

          Total revenues                                         7,184

Benefits and expenses -
   amortization of value of insurance in force
     acquired and deferred policy acquisition
     costs                                                       4,100
                                                         ------------------

          Income before income tax expense                       3,084

Income tax expense                                               1,079
                                                         ------------------

          Net income                                  $          2,005
                                                         ==================




                                     PART II

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15 (d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                      UNDERTAKING REGARDING INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors and officers and controlling persons of the Registrant and the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF
                                      1940

In accordance with section 26(e) of the Investment Company Act of 1940, First Variable Life Insurance Company represents that the fees and charges deducted under the Policies described in this Registration Statement on Form S-6, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Variable Life Insurance Company. First Variable Life Insurance Company bases its representation on its assessment of all the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for First Variable Life Insurance Company to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Policies sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or in any variations thereof based on supplements, endorsements, or riders to any Policies or prospectus, or otherwise.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

Cross-Reference Sheet.

The prospectus consisting of __ pages.

The undertaking to file reports.

The undertaking regarding indemnification.

The representation pursuant to section 26(e) under the Investment Company Act of 1940.

The signatures.

The following exhibits:
  1.A     (1)  Resolution of the Board of Directors of the Company authorizing the establishment of the Separate Account.*

          (2)  Not Applicable.

          (3)  (a) Underwriting Agreement.# # # #

               (b) Form of Sales Agreement.# # # #

               (c) Commission Schedule for the Policies # # #

          (4)  Not Applicable.

          (5)  Specimen Variable Life Insurance Policy. # # #

          (6) (a) Articles of Incorporation of First Variable Life Insurance Company.# #
               (b) By-Laws of First Variable Life Insurance Company.* *

          (7)  Not Applicable.

          (8) (a) Form of Fund Participation Agreement with Variable Investors Series Trust**; Form of Fund Participation Agreements with AIM Variable Insurance Funds, Inc., et al; American Century Investment Management, Inc.; Deutsche Asset Management VIT Funds (formerly known as BT Insurance Funds, et al); Federated Insurance Series; Lord Abbett Series Fund, Inc., et al; MFS Variable Insurance Trust, et al; and Templeton
                    Variable Insurance Products Series Fund, et al. # # # #
               (b)  Form of Fund Participation Agreement with Fidelity Variable
                    Insurance Products Fund; Fidelity Variable Insurance
                    Products Funds II; Fidelity Variable Insurance Products Funds III; and Seligman Portfolios, Inc. # # # #


             c) Form of Participation Agreement with Invesco Variable Investment
                Funds, Inc. and PBHG Insurance Series Fund, Inc.# # # # #

          (9)  Not Applicable.

       (10) Specimen Flexible Premium Variable Life Insurance Application. # # #

B.2.           Opinion and Consent of Counsel****

3.             Not Applicable.

4.             Not Applicable

5.             Not Applicable

6.             Opinion and consent of Actuary.* * * *

7.             Consent of KPMG LLP Independent Auditors * * * *
               Consent of Ernst & Young LLP Independent Auditors * * * *

8.             Powers of Attorney. # # # # #- of the following individuals appointing Daniel R. Kohn and Jack L. Baumer their attorneys-in-fact to act for them in their capacities as Directors of the Company or otherwise, to do all things necessary to comply with the provisions and intent of the Securities Act of 1933 and the Investment Company Act of 1940 with respect to variable life insurance policies and variable annuity contracts:

               Ronald M. Butkiewicz    Shane W. Gleeson   Thomas F. Streiff
               Jeff S. Liebmann        Norman A. Fair     Michael I Kaster
               Philip R. O'Connor      Kenneth R. Meyer   Michael R. Ferrari
               Michael J. Corey

               ------------------

          * Incorporated herein by reference to the Form S-6 Registration Statement of First Variable Life Insurance Company and Separate Account VL, filed electronically with the Securities and Exchange Commission on June 3, 1996 (File No. 333-05053).

        * * Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of First Variable Life Insurance Company and Separate Account VL, filed electronically with the Securities and Exchange Commission on November 15, 1996 (File No. 333-05053).

      * * * Incorporated herein by reference to Post-Effective Amendment No. 22 to the Form N-4 Registration Statement of First Variable Life Insurance Company and First Variable Annuity Fund E, filed electronically with the Securities and Exchange Commission on September 18, 1996 (File Nos. 333-12197, 811-04092).

    * * * * Filed herewith.

          # Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of First Variable Life Insurance Company and Separate Account VL, filed electronically with the Securities and Exchange Commission on January 3, 1997 (File No. 333-19193).

        # # Incorporated herein by reference to Post-Effective Amendment No. 21 to the Form N-4 Registration Statement of First Variable Life Insurance Company and First Variable Annuity Fund E, filed electronically with the Securities and Exchange Commission on April 29, 1996 (File Nos. 33-86738, 811-04092).

      # # # Incorporated by Reference to the Registrant's Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (Registration No. 333-12197) filed electronically with the Securities and Exchange Commission on or about April 28, 2000.

    # # # # Incorporated by reference to Post-Effective Amendment No. 1 to the Form S-6 Registration Statement of First Variable Life Insurance Company Separate Account VL, filed electronically with the Securities and Exchange Commission on or about April 27, 1998 (File No. 333-19193).

  #            # # # # Incorporated by reference to Post-Effective Amendment No.
               13 to the Form N-4 Registration Statement of First Variable Life Insurance Company and First Variable Annuity Fund E, filed electronically with the Securities and Exchange Commission on or about May 1, 2001 (File No. 333-35749).

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Oak Brook, and the State of Illinois, on this 23rd day of April, 2001.


                         SEPARATE ACCOUNT VL OF
                            FIRST VARIABLE LIFE INSURANCE COMPANY
                         (Registrant)

                         By:  FIRST VARIABLE LIFE INSURANCE COMPANY
                              (Depositor)


                              By: /s/ Thomas F. Streiff
                                 ------------------------


                         FIRST VARIABLE LIFE INSURANCE COMPANY
                         (Depositor)

                              By: /s/ Christopher S. Harden
                               ------------------------------


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated with First Variable Life Insurance Company on the 23rd day of April, 2001.

PRINCIPAL EXECUTIVE OFFICER:


 /s/ Thomas F. Streiff
-----------------------------------------------
Thomas F. Streiff
President

PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER:

/s/ Christopher S. Harden
-----------------------------------------------
Christopher S. Harden
Vice President & Treasurer


DIRECTORS:


/s/Ronald M. Butkiewicz*
-----------------------------------------------


Ronald M. Butkiewicz


/s/ Michael J. Corey*
-----------------------------------------------
Michael J. Corey


/s. Michael R. Ferrari*
-----------------------------------------------
Michael R. Ferrari


/s/ Shane W. Gleeson*
-----------------------------------------------
Shane W. Gleeson


/s/ Norman A. Fair*
-----------------------------------------------
Norman A Fair


/s/ Philip R. O'Connor*
-----------------------------------------------
Philip R. O'Connor


/s/ Kenneth R. Meyer*
- ----------------------------------------------
Kenneth R. Meyer


/s/ Michael L. Kaster*
- ----------------------------------------------
Michael L. Kaster


/s/ Jeff S. Leibman*
-----------------------------------------------
Jeff S. Liebman


/s/ Thomas F. Streiff*
----------------------------------------------
Thomas F. Streiff


          * By:    /s/ Daniel R. Kohn
               --------------------------------------------------
                 Daniel R. Kohn, Attorney-in-Fact